UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09599

STATE STREET MASTER FUNDS

(Exact name of registrant as specified in charter)

One Lincoln Street, Boston, Massachusetts 02111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Joshua A. Weinberg, Esq. Managing Director and Managing Counsel SSGA Funds Management, Inc. One Lincoln Street Boston, Massachusetts 02111	Timothy W. Diggins, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02110-2624

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: December 31

Date of reporting period: June 30, 2017

Item 1. Reports to Shareholders.

Semi-Annual Report

30 June 2017

State Street Master Funds

State Street Equity 500 Index Portfolio

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-800-997-7327. Please read the offering document carefully before investing in the Portfolio.

State Street Master Funds

State Street Equity 500 Index Portfolio

Semi-Annual Report

June 30, 2017 (Unaudited)

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-800-997-7327. Please read the offering document carefully before investing in the Portfolio.

State Street Master Funds

State Street Equity 500 Index Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	June 30, 2017
Common Stocks	98.2%
Short-Term Investments	1.8
Other Assets in Excess of Liabilities	0.0 *
Total	100.0%

*	Less than 0.05% of net assets.

Top Five Sectors (excluding short-term investments)*	June 30, 2017
Information Technology	21.8%
Financials	14.3
Health Care	14.2
Consumer Discretionary	12.1
Industrials	10.1
Total	72.5%

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

1

State Street Master Funds

State Street Equity 500 Index Portfolio

Schedule of Investments

June 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – 98.2%
Consumer Discretionary – 12.1%
Advance Auto Parts, Inc.	5,500	$641,245
Amazon.com, Inc.(a)	29,102	28,170,736
AutoNation, Inc.(a)	4,769	201,061
AutoZone, Inc.(a)	2,188	1,248,167
Bed Bath & Beyond, Inc.	11,530	350,512
Best Buy Co., Inc.	19,913	1,141,612
BorgWarner, Inc.	13,223	560,126
CarMax, Inc.(a)	13,197	832,203
Carnival Corp.	29,749	1,950,642
CBS Corp. Class B	28,293	1,804,528
Charter Communications, Inc. Class A(a)	15,800	5,322,230
Chipotle Mexican Grill, Inc.(a)	2,214	921,245
Coach, Inc.	19,000	899,460
Comcast Corp. Class A	349,530	13,603,708
D.R. Horton, Inc.	26,179	905,008
Darden Restaurants, Inc.	9,917	896,893
Delphi Automotive PLC	20,081	1,760,100
Discovery Communications, Inc. Class A(a)	12,597	325,381
Discovery Communications, Inc. Class C(a)	13,397	337,738
DISH Network Corp. Class A(a)	17,000	1,066,920
Dollar General Corp.	19,287	1,390,400
Dollar Tree, Inc.(a)	17,482	1,222,341
Expedia, Inc.	9,323	1,388,661
Foot Locker, Inc.	10,100	497,728
Ford Motor Co.	281,260	3,147,299
Gap, Inc.	15,364	337,854
Garmin, Ltd.	9,160	467,435
General Motors Co.	99,577	3,478,225
Genuine Parts Co.	10,920	1,012,939
Goodyear Tire & Rubber Co.	19,613	685,670
H&R Block, Inc.	16,351	505,409
Hanesbrands, Inc.	30,400	704,064
Harley-Davidson, Inc.	12,385	669,038
Hasbro, Inc.	7,628	850,598
Hilton Worldwide Holdings, Inc.	16,200	1,001,970
Home Depot, Inc.	87,510	13,424,034
Interpublic Group of Cos., Inc.	31,928	785,429
Kohl’s Corp.	12,388	479,044
L Brands, Inc.	17,746	956,332
Leggett & Platt, Inc.	9,844	517,105
Lennar Corp. Class A	15,425	822,461
LKQ Corp.(a)	20,800	685,360
Lowe’s Cos., Inc.	63,412	4,916,332
Macy’s, Inc.	24,361	566,150
Marriott International, Inc. Class A	22,652	2,272,222
Mattel, Inc.	27,743	597,307
McDonald’s Corp.	59,815	9,161,265
Michael Kors Holdings, Ltd.(a)	11,686	423,618
Mohawk Industries, Inc.(a)	4,569	1,104,282
Netflix, Inc.(a)	31,196	4,660,994
Newell Brands, Inc.	34,450	1,847,209
News Corp. Class A	28,814	394,752
News Corp. Class B	7,500	106,125
NIKE, Inc. Class B	97,602	5,758,518
Nordstrom, Inc.(b)	7,756	370,969
O’Reilly Automotive, Inc.(a)	6,520	1,426,185
Omnicom Group, Inc.	17,450	1,446,605
Priceline Group, Inc.(a)	3,608	6,748,836
PulteGroup, Inc.	22,543	552,980
PVH Corp.	6,051	692,840
Ralph Lauren Corp.	4,136	305,237
Ross Stores, Inc.	29,844	1,722,894
Royal Caribbean Cruises, Ltd.	12,800	1,398,144
Scripps Networks Interactive, Inc. Class A	6,863	468,812
Signet Jewelers, Ltd.	5,100	322,524
Staples, Inc.	40,834	411,198
Starbucks Corp.	106,192	6,192,056
Target Corp.	41,944	2,193,252
Tiffany & Co.	8,481	796,111
Time Warner, Inc.	56,380	5,661,116
TJX Cos., Inc.	46,275	3,339,667
Tractor Supply Co.	9,774	529,849
TripAdvisor, Inc.(a)	9,015	344,373
Twenty-First Century Fox, Inc. Class A	77,109	2,185,269
Twenty-First Century Fox, Inc. Class B	34,400	958,728
Ulta Salon Cosmetics & Fragrance, Inc.(a)	4,400	1,264,296
Under Armour, Inc. Class A(a)(b)	14,376	312,822
Under Armour, Inc. Class C(a)	14,478	291,876
VF Corp.	24,428	1,407,053
Viacom, Inc. Class B	24,341	817,127
Walt Disney Co.	107,393	11,410,506
Whirlpool Corp.	5,659	1,084,378
Wyndham Worldwide Corp.	7,746	777,776
Wynn Resorts, Ltd.	5,859	785,809
Yum! Brands, Inc.	23,890	1,762,126

		187,759,099

Consumer Staples – 8.9%
Altria Group, Inc.	141,970	10,572,506
Archer-Daniels-Midland Co.	43,692	1,807,975
Brown-Forman Corp. Class B	12,022	584,269
Campbell Soup Co.	14,083	734,428
Church & Dwight Co., Inc.	17,800	923,464
Clorox Co.	9,479	1,262,982
Coca-Cola Co.	281,222	12,612,807
Colgate-Palmolive Co.	64,579	4,787,241
Conagra Brands, Inc.	30,951	1,106,808
Constellation Brands, Inc. Class A	12,276	2,378,229
Costco Wholesale Corp.	31,934	5,107,205
Coty, Inc. Class A	37,840	709,878
CVS Health Corp.	74,727	6,012,534
Dr. Pepper Snapple Group, Inc.	13,903	1,266,702
Estee Lauder Cos., Inc. Class A	16,363	1,570,521
General Mills, Inc.	43,222	2,394,499
Hershey Co.	10,415	1,118,259
Hormel Foods Corp.	21,098	719,653
J.M. Smucker Co.	8,855	1,047,812
Kellogg Co.	19,607	1,361,902

See accompanying notes to financial statements.

2

State Street Master Funds

State Street Equity 500 Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Consumer Staples – (continued)
Kimberly-Clark Corp.	26,273	$3,392,107
Kraft Heinz Co.	43,451	3,721,144
Kroger Co.	70,410	1,641,961
McCormick & Co., Inc.	8,061	786,028
Molson Coors Brewing Co. Class B	13,609	1,175,001
Mondelez International, Inc. Class A	112,194	4,845,659
Monster Beverage Corp.(a)	30,087	1,494,722
PepsiCo, Inc.	104,538	12,073,094
Philip Morris International, Inc.	113,687	13,352,538
Procter & Gamble Co.	187,213	16,315,613
Reynolds American, Inc.	59,792	3,888,872
Sysco Corp.	35,635	1,793,510
Tyson Foods, Inc. Class A	21,491	1,345,981
Wal-Mart Stores, Inc.	107,699	8,150,660
Walgreens Boots Alliance, Inc.	62,413	4,887,562
Whole Foods Market, Inc.	23,087	972,194

		137,916,320

Energy – 5.9%
Anadarko Petroleum Corp.	41,744	1,892,673
Apache Corp.	29,270	1,402,911
Baker Hughes, Inc.	30,594	1,667,679
Cabot Oil & Gas Corp.	33,722	845,748
Chesapeake Energy Corp.(a)	45,894	228,093
Chevron Corp.	139,934	14,599,314
Cimarex Energy Co.	6,942	652,617
Concho Resources, Inc.(a)	11,100	1,348,983
ConocoPhillips	89,503	3,934,552
Devon Energy Corp.	38,850	1,242,034
EOG Resources, Inc.	43,263	3,916,167
EQT Corp.	12,543	734,894
Exxon Mobil Corp.	310,872	25,096,697
Halliburton Co.	62,267	2,659,424
Helmerich & Payne, Inc.	7,974	433,307
Hess Corp.	20,244	888,104
Kinder Morgan, Inc.	140,676	2,695,352
Marathon Oil Corp.	65,189	772,490
Marathon Petroleum Corp.	39,302	2,056,674
Murphy Oil Corp.	11,662	298,897
National Oilwell Varco, Inc.	26,341	867,673
Newfield Exploration Co.(a)	15,685	446,395
Noble Energy, Inc.	32,895	930,928
Occidental Petroleum Corp.	57,235	3,426,659
ONEOK, Inc.	27,904	1,455,473
Phillips 66	33,092	2,736,377
Pioneer Natural Resources Co.	12,724	2,030,496
Range Resources Corp.	14,541	336,915
Schlumberger, Ltd.	101,793	6,702,051
TechnipFMC PLC(a)	36,209	984,885
Tesoro Corp.	11,949	1,118,426
Transocean, Ltd.(a)	27,890	229,535
Valero Energy Corp.	32,486	2,191,506
Williams Cos., Inc.	62,910	1,904,915

		92,728,844

Financials – 14.3%
Affiliated Managers Group, Inc.	4,276	709,217
Aflac, Inc.	28,237	2,193,450
Allstate Corp.	26,167	2,314,209
American Express Co.	55,552	4,679,701
American International Group, Inc.	63,532	3,972,021
Ameriprise Financial, Inc.	11,663	1,484,583
Aon PLC	19,582	2,603,427
Arthur J Gallagher & Co.	12,000	687,000
Assurant, Inc.	3,946	409,161
Bank of America Corp.	728,866	17,682,289
Bank of New York Mellon Corp.	75,791	3,866,857
BB&T Corp.	60,639	2,753,617
Berkshire Hathaway, Inc. Class B(a)	139,619	23,647,270
BlackRock, Inc.	8,918	3,767,052
Capital One Financial Corp.	36,068	2,979,938
CBOE Holdings, Inc.	6,800	621,520
Charles Schwab Corp.	90,989	3,908,887
Chubb, Ltd.	33,741	4,905,267
Cincinnati Financial Corp.	11,705	848,027
Citigroup, Inc.	201,393	13,469,164
Citizens Financial Group, Inc.	38,900	1,387,952
CME Group, Inc.	24,392	3,054,854
Comerica, Inc.	13,017	953,365
Discover Financial Services	27,677	1,721,233
E*TRADE Financial Corp.(a)	20,489	779,197
Everest Re Group, Ltd.	3,300	840,147
Fifth Third Bancorp	57,554	1,494,102
Franklin Resources, Inc.	26,151	1,171,303
Goldman Sachs Group, Inc.	26,988	5,988,637
Hartford Financial Services Group, Inc.	27,930	1,468,280
Huntington Bancshares, Inc.	75,965	1,027,047
Intercontinental Exchange, Inc.	44,625	2,941,680
Invesco, Ltd.	28,289	995,490
JPMorgan Chase & Co.	260,472	23,807,141
KeyCorp	82,179	1,540,034
Leucadia National Corp.	23,809	622,843
Lincoln National Corp.	16,710	1,129,262
Loews Corp.	20,312	950,805
M&T Bank Corp.	10,834	1,754,566
Marsh & McLennan Cos., Inc.	37,434	2,918,355
MetLife, Inc.	80,626	4,429,592
Moody’s Corp.	12,234	1,488,633
Morgan Stanley	104,255	4,645,603
Nasdaq, Inc.	9,225	659,495
Navient Corp.	16,541	275,408
Northern Trust Corp.	16,510	1,604,937
People’s United Financial, Inc.	22,434	396,184
PNC Financial Services Group, Inc.	35,142	4,388,182
Principal Financial Group, Inc.	20,726	1,327,915
Progressive Corp.	44,152	1,946,662
Prudential Financial, Inc.	32,137	3,475,295
Raymond James Financial, Inc.	9,600	770,112
Regions Financial Corp.	86,943	1,272,846

See accompanying notes to financial statements.

3

State Street Master Funds

State Street Equity 500 Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Financials – (continued)
S&P Global, Inc.	18,798	$2,744,320
State Street Corp.(c)	25,847	2,319,251
SunTrust Banks, Inc.	34,882	1,978,507
Synchrony Financial	55,271	1,648,181
T Rowe Price Group, Inc.	18,520	1,374,369
Torchmark Corp.	8,384	641,376
Travelers Cos., Inc.	20,598	2,606,265
Unum Group	17,324	807,818
US Bancorp	116,830	6,065,814
Wells Fargo & Co.	330,646	18,321,095
Willis Towers Watson PLC	9,479	1,378,815
XL Group, Ltd.	20,520	898,776
Zions Bancorp	15,258	669,979

		222,184,380

Health Care – 14.2%
Abbott Laboratories	125,749	6,112,659
AbbVie, Inc.	116,363	8,437,481
Aetna, Inc.	23,915	3,631,014
Agilent Technologies, Inc.	22,475	1,332,992
Alexion Pharmaceuticals, Inc.(a)	15,927	1,937,838
Align Technology, Inc.(a)	6,100	915,732
Allergan PLC	24,426	5,937,716
AmerisourceBergen Corp.	12,552	1,186,541
Amgen, Inc.	53,791	9,264,424
Anthem, Inc.	19,319	3,634,483
Baxter International, Inc.	36,370	2,201,840
Becton Dickinson and Co.	16,604	3,239,606
Biogen, Inc.(a)	15,747	4,273,106
Boston Scientific Corp.(a)	101,577	2,815,714
Bristol-Myers Squibb Co.	119,812	6,675,925
C.R. Bard, Inc.	5,462	1,726,593
Cardinal Health, Inc.	23,924	1,864,158
Celgene Corp.(a)	56,765	7,372,071
Centene Corp.(a)	13,500	1,078,380
Cerner Corp.(a)	22,263	1,479,822
Cigna Corp.	19,211	3,215,729
Cooper Cos., Inc.	3,900	933,738
Danaher Corp.	45,578	3,846,327
DaVita, Inc.(a)	11,472	742,927
DENTSPLY SIRONA, Inc.	17,366	1,126,011
Edwards Lifesciences Corp.(a)	15,790	1,867,010
Eli Lilly & Co.	71,257	5,864,451
Envision Healthcare Corp.(a)	9,118	571,425
Express Scripts Holding Co.(a)	43,847	2,799,192
Gilead Sciences, Inc.	96,446	6,826,448
HCA Healthcare, Inc.(a)	20,400	1,778,880
Henry Schein, Inc.(a)	5,500	1,006,610
Hologic, Inc.(a)	22,100	1,002,898
Humana, Inc.	10,817	2,602,787
IDEXX Laboratories, Inc.(a)	6,100	984,662
Illumina, Inc.(a)	10,900	1,891,368
Incyte Corp.(a)	11,900	1,498,329
Intuitive Surgical, Inc.(a)	2,652	2,480,601
Johnson & Johnson	197,641	26,145,928
Laboratory Corp. of America Holdings(a)	7,447	1,147,881
Mallinckrodt PLC(a)	8,200	367,442
McKesson Corp.	15,831	2,604,833
Medtronic PLC	99,804	8,857,605
Merck & Co., Inc.	199,998	12,817,872
Mettler-Toledo International, Inc.(a)	1,800	1,059,372
Mylan NV(a)	33,907	1,316,270
Patterson Cos., Inc.	6,459	303,250
PerkinElmer, Inc.	7,032	479,160
Perrigo Co. PLC	9,814	741,153
Pfizer, Inc.	439,948	14,777,853
Quest Diagnostics, Inc.	10,158	1,129,163
Regeneron Pharmaceuticals, Inc.(a)	5,658	2,778,870
Stryker Corp.	22,395	3,107,978
Thermo Fisher Scientific, Inc.	28,612	4,991,936
UnitedHealth Group, Inc.	70,322	13,039,105
Universal Health Services, Inc. Class B	6,800	830,144
Varian Medical Systems, Inc.(a)	7,531	777,124
Vertex Pharmaceuticals, Inc.(a)	18,348	2,364,507
Waters Corp.(a)	6,215	1,142,566
Zimmer Biomet Holdings, Inc.	14,827	1,903,787
Zoetis, Inc.	36,628	2,284,855

		221,126,142

Industrials – 10.1%
3M Co.	43,543	9,065,217
Acuity Brands, Inc.	3,000	609,840
Alaska Air Group, Inc.	9,000	807,840
Allegion PLC	7,537	611,401
American Airlines Group, Inc.	34,700	1,746,104
AMETEK, Inc.	15,701	951,010
Arconic, Inc.	33,663	762,467
Boeing Co.	40,924	8,092,721
C.H. Robinson Worldwide, Inc.	9,582	658,092
Caterpillar, Inc.	42,455	4,562,214
Cintas Corp.	6,922	872,449
CSX Corp.	68,559	3,740,579
Cummins, Inc.	11,744	1,905,112
Deere & Co.	21,754	2,688,577
Delta Air Lines, Inc.	53,666	2,884,011
Dover Corp.	12,345	990,316
Eaton Corp. PLC	32,399	2,521,614
Emerson Electric Co.	48,769	2,907,608
Equifax, Inc.	8,395	1,153,641
Expeditors International of Washington, Inc.	14,444	815,797
Fastenal Co.	20,242	881,134
FedEx Corp.	17,950	3,901,073
Flowserve Corp.	9,555	443,639
Fluor Corp.	10,956	501,566
Fortive Corp.	22,139	1,402,506
Fortune Brands Home & Security, Inc.	10,100	658,924
General Dynamics Corp.	20,589	4,078,681
General Electric Co.	639,149	17,263,414
Honeywell International, Inc.	55,903	7,451,311
IHS Markit, Ltd.(a)	23,400	1,030,536
Illinois Tool Works, Inc.	23,071	3,304,921
Ingersoll-Rand PLC	19,016	1,737,872
Jacobs Engineering Group, Inc.	9,657	525,244

See accompanying notes to financial statements.

4

State Street Master Funds

State Street Equity 500 Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Industrials – (continued)
JB Hunt Transport Services, Inc.	7,000	$639,660
Johnson Controls International PLC	68,593	2,974,192
Kansas City Southern	8,604	900,409
L3 Technologies, Inc.	5,365	896,384
Lockheed Martin Corp.	18,390	5,105,248
Masco Corp.	21,639	826,826
Nielsen Holdings PLC	23,375	903,678
Norfolk Southern Corp.	20,768	2,527,466
Northrop Grumman Corp.	12,586	3,230,952
PACCAR, Inc.	26,035	1,719,351
Parker-Hannifin Corp.	10,114	1,616,419
Pentair PLC	11,791	784,573
Quanta Services, Inc.(a)	11,593	381,642
Raytheon Co.	20,936	3,380,745
Republic Services, Inc.	15,814	1,007,826
Robert Half International, Inc.	9,374	449,296
Rockwell Automation, Inc.	9,379	1,519,023
Rockwell Collins, Inc.	12,100	1,271,468
Roper Technologies, Inc.	7,535	1,744,579
Snap-on, Inc.	4,572	722,376
Southwest Airlines Co.	44,027	2,735,838
Stanley Black & Decker, Inc.	11,650	1,639,504
Stericycle, Inc.(a)	6,604	504,017
Textron, Inc.	20,506	965,833
TransDigm Group, Inc.	3,400	914,158
Union Pacific Corp.	60,038	6,538,739
United Continental Holdings, Inc.(a)	20,100	1,512,525
United Parcel Service, Inc. Class B	50,155	5,546,641
United Rentals, Inc.(a)	6,100	687,531
United Technologies Corp.	54,627	6,670,503
Verisk Analytics, Inc.(a)	12,100	1,020,877
W.W. Grainger, Inc.	4,012	724,286
Waste Management, Inc.	30,604	2,244,803
Xylem, Inc.	14,134	783,448

		156,618,247

Information Technology – 21.8%
Accenture PLC Class A	45,282	5,600,478
Activision Blizzard, Inc.	50,900	2,930,313
Adobe Systems, Inc.(a)	36,013	5,093,679
Advanced Micro Devices, Inc.(a)	57,800	721,344
Akamai Technologies, Inc.(a)	12,634	629,299
Alliance Data Systems Corp.	4,204	1,079,125
Alphabet, Inc. Class A(a)	21,823	20,288,407
Alphabet, Inc. Class C(a)	21,845	19,851,207
Amphenol Corp. Class A	22,880	1,689,002
Analog Devices, Inc.	25,870	2,012,686
ANSYS, Inc.(a)	6,900	839,592
Apple, Inc.	383,064	55,168,877
Applied Materials, Inc.	80,753	3,335,906
Autodesk, Inc.(a)	14,370	1,448,783
Automatic Data Processing, Inc.	32,165	3,295,626
Broadcom, Ltd.	29,235	6,813,217
CA, Inc.	24,759	853,443
Cars.com, Inc.(a)	1	27
Cisco Systems, Inc.	366,929	11,484,878
Citrix Systems, Inc.(a)	11,478	913,419
Cognizant Technology Solutions Corp. Class A	42,227	2,803,873
Corning, Inc.	66,550	1,999,827
CSRA, Inc.	9,732	308,991
DXC Technology Co.	21,191	1,625,773
eBay, Inc.(a)	75,358	2,631,501
Electronic Arts, Inc.(a)	23,121	2,444,352
F5 Networks, Inc.(a)	5,059	642,796
Facebook, Inc. Class A(a)	174,307	26,316,871
Fidelity National Information Services, Inc.	24,386	2,082,564
Fiserv, Inc.(a)	15,142	1,852,472
FLIR Systems, Inc.	11,839	410,340
Gartner, Inc.(a)	6,700	827,517
Global Payments, Inc.	11,275	1,018,358
Harris Corp.	8,598	937,870
Hewlett Packard Enterprise Co.	124,463	2,064,841
HP, Inc.	120,363	2,103,945
Intel Corp.	346,520	11,691,585
International Business Machines Corp.	63,347	9,744,669
Intuit, Inc.	17,326	2,301,066
Juniper Networks, Inc.	27,844	776,291
KLA-Tencor Corp.	11,473	1,049,894
Lam Research Corp.	11,581	1,637,901
Mastercard, Inc. Class A	69,649	8,458,871
Microchip Technology, Inc.	16,206	1,250,779
Micron Technology, Inc.(a)	74,428	2,222,420
Microsoft Corp.	568,677	39,198,906
Motorola Solutions, Inc.	12,428	1,078,005
NetApp, Inc.	19,943	798,717
NVIDIA Corp.	43,912	6,347,919
Oracle Corp.	220,970	11,079,436
Paychex, Inc.	23,831	1,356,937
PayPal Holdings, Inc.(a)	80,758	4,334,282
Qorvo, Inc.(a)	9,800	620,536
QUALCOMM, Inc.	108,385	5,985,020
Red Hat, Inc.(a)	12,530	1,199,747
salesforce.com, Inc.(a)	49,005	4,243,833
Seagate Technology PLC	22,976	890,320
Skyworks Solutions, Inc.	13,600	1,304,920
Symantec Corp.	45,903	1,296,760
Synopsys, Inc.(a)	11,300	824,109
TE Connectivity, Ltd.	26,449	2,081,007
Texas Instruments, Inc.	73,306	5,639,431
Total System Services, Inc.	13,399	780,492
VeriSign, Inc.(a)	6,920	643,283
Visa, Inc. Class A	135,040	12,664,051
Western Digital Corp.	21,706	1,923,152
Western Union Co.	37,340	711,327
Xerox Corp.	15,823	454,595
Xilinx, Inc.	18,542	1,192,621

		339,904,081

Materials – 2.8%
Air Products & Chemicals, Inc.	16,207	2,318,573
Albemarle Corp.	8,400	886,536
Avery Dennison Corp.	6,518	575,996

See accompanying notes to financial statements.

5

State Street Master Funds

State Street Equity 500 Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Materials – (continued)
Ball Corp.	25,716	$1,085,472
CF Industries Holdings, Inc.	16,730	467,771
Dow Chemical Co.	81,690	5,152,188
E.I. du Pont de Nemours & Co.	63,294	5,108,459
Eastman Chemical Co.	10,672	896,341
Ecolab, Inc.	18,665	2,477,779
FMC Corp.	10,522	768,632
Freeport-McMoRan, Inc.(a)	99,564	1,195,764
International Flavors & Fragrances, Inc.	5,880	793,800
International Paper Co.	30,508	1,727,058
LyondellBasell Industries NV Class A	24,252	2,046,626
Martin Marietta Materials, Inc.	4,855	1,080,626
Monsanto Co.	32,794	3,881,498
Mosaic Co.	27,716	632,756
Newmont Mining Corp.	36,973	1,197,555
Nucor Corp.	24,606	1,423,949
PPG Industries, Inc.	18,988	2,087,921
Praxair, Inc.	20,800	2,757,040
Sealed Air Corp.	15,169	678,964
Sherwin-Williams Co.	6,087	2,136,294
Vulcan Materials Co.	9,790	1,240,197
WestRock Co.	19,148	1,084,926

		43,702,721

Real Estate – 2.9%
Alexandria Real Estate Equities, Inc. REIT	6,700	807,149
American Tower Corp. REIT	31,882	4,218,626
Apartment Investment & Management Co. Class A REIT	11,865	509,839
AvalonBay Communities, Inc. REIT	9,729	1,869,622
Boston Properties, Inc. REIT	11,421	1,405,011
CBRE Group, Inc. Class A(a)	21,708	790,171
Crown Castle International Corp. REIT	26,842	2,689,032
Digital Realty Trust, Inc. REIT	12,000	1,355,400
Equinix, Inc. REIT	5,738	2,462,520
Equity Residential REIT	27,038	1,779,912
Essex Property Trust, Inc. REIT	5,055	1,300,500
Extra Space Storage, Inc. REIT	9,500	741,000
Federal Realty Investment Trust REIT	5,400	682,506
GGP, Inc. REIT	42,942	1,011,713
HCP, Inc. REIT	32,677	1,044,357
Host Hotels & Resorts, Inc. REIT	54,259	991,312
Iron Mountain, Inc. REIT	18,074	621,023
Kimco Realty Corp. REIT	32,916	604,009
Macerich Co. REIT	8,645	501,929
Mid-America Apartment Communities, Inc. REIT	8,800	927,344
Prologis, Inc. REIT	39,347	2,307,308
Public Storage REIT	11,152	2,325,527
Realty Income Corp. REIT	19,800	1,092,564
Regency Centers Corp. REIT	10,899	682,713
Simon Property Group, Inc. REIT	22,535	3,645,262
SL Green Realty Corp. REIT	8,000	846,400
UDR, Inc. REIT	20,100	783,297
Ventas, Inc. REIT	26,803	1,862,272
Vornado Realty Trust REIT	13,046	1,225,019
Welltower, Inc. REIT	26,881	2,012,043
Weyerhaeuser Co. REIT	55,198	1,849,133

		44,944,513

Telecommunication Services – 2.1%
AT&T, Inc.	453,318	17,103,688
CenturyLink, Inc.	37,273	890,079
Level 3 Communications, Inc.(a)	21,500	1,274,950
Verizon Communications, Inc.	301,251	13,453,870

		32,722,587

Utilities – 3.1%
AES Corp.	49,859	553,933
Alliant Energy Corp.	18,500	743,145
Ameren Corp.	18,956	1,036,325
American Electric Power Co., Inc.	35,743	2,483,066
American Water Works Co., Inc.	12,300	958,785
CenterPoint Energy, Inc.	33,235	909,974
CMS Energy Corp.	22,101	1,022,171
Consolidated Edison, Inc.	21,500	1,737,630
Dominion Energy, Inc.	46,968	3,599,158
DTE Energy Co.	13,239	1,400,554
Duke Energy Corp.	51,591	4,312,492
Edison International	24,205	1,892,589
Entergy Corp.	12,200	936,594
Eversource Energy	22,043	1,338,231
Exelon Corp.	69,359	2,501,779
FirstEnergy Corp.	32,229	939,798
NextEra Energy, Inc.	33,957	4,758,394
NiSource, Inc.	23,078	585,258
NRG Energy, Inc.	22,498	387,416
PG&E Corp.	37,712	2,502,945
Pinnacle West Capital Corp.	8,756	745,661
PPL Corp.	50,456	1,950,629
Public Service Enterprise Group, Inc.	37,536	1,614,423
SCANA Corp.	11,501	770,682
Sempra Energy	18,924	2,133,681
Southern Co.	73,384	3,513,626
WEC Energy Group, Inc.	23,287	1,429,356
Xcel Energy, Inc.	37,600	1,725,088

		48,483,383

TOTAL COMMON STOCKS (Cost $504,961,064)		1,528,090,317

SHORT-TERM INVESTMENTS – 1.8%
MONEY MARKET FUNDS – 1.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92%(d)(e)	23,982,498	23,982,498
State Street Navigator Securities Lending Government Money Market Portfolio(d)(f)	334,739	334,739

		24,317,237

See accompanying notes to financial statements.

6

State Street Master Funds

State Street Equity 500 Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
U.S. GOVERNMENT SECURITY – 0.2%
U.S. Treasury Bill 0.69%(g)(h)	3,860,000	$3,857,576

TOTAL SHORT-TERM INVESTMENTS (Cost $28,174,813)		28,174,813

TOTAL INVESTMENTS – 100.0% (Cost $533,135,877)		1,556,265,130
Other Assets in Excess of Liabilities – 0.0%(i)		251,850

NET ASSETS – 100.0%		$1,556,516,980

(a)	Non-income producing security.

(b)	All or a portion of the shares of the security are on loan at June 30, 2017.

(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.

(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.

(e)	The rate shown is the annualized seven-day yield at June 30, 2017.

(f)	Investment of cash collateral for securities loaned.

(g)	All or part of this security has been designated as collateral for futures contracts.

(h)	Rate represents annualized yield at date of purchase.

(i)	Amount is less than 0.05% of net assets.

REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Common Stocks
Consumer Discretionary	$187,759,099	$–	$–	$187,759,099
Consumer Staples	137,916,320	–	–	137,916,320
Energy	92,728,844	–	–	92,728,844
Financials	222,184,380	–	–	222,184,380
Health Care	221,126,142	–	–	221,126,142
Industrials	156,618,247	–	–	156,618,247
Information Technology	339,904,081	–	–	339,904,081
Materials	43,702,721	–	–	43,702,721
Real Estate	44,944,513	–	–	44,944,513
Telecommunication Services	32,722,587	–	–	32,722,587
Utilities	48,483,383	–	–	48,483,383
Short-Term Investments
Money Market Funds	24,317,237	–	–	24,317,237
U.S. Government Security	–	3,857,576	–	3,857,576

Total Investments	$1,552,407,554	$3,857,576	$–	$1,556,265,130

Liabilities:
Other Financial Instruments:
Futures Contracts(a)	$(118,234)	$–	$–	$(118,234)

Total Investments and Other Financial Instruments	$1,552,289,320	$3,857,576	$–	$1,556,146,896

(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

At June 30, 2017, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Value	Unrealized Depreciation
E-Mini S&P 500 Index (long)	09/15/2017	252	$30,503,340	$(118,234)

See accompanying notes to financial statements.

7

State Street Master Funds

State Street Equity 500 Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

During the period ended June 30, 2017, average notional value related to futures contracts was $28,337,908 or 2% of net assets.

Affiliate Table

	Number of shares held at 12/31/16	Value at 12/31/16	Shares purchased	Shares sold	Number of shares held at 6/30/17	Value at 6/30/17	Dividend income	Realized gain (loss)
State Street Corp.	27,747	$2,156,497	–	151,033	25,847	$2,319,251	$20,366	$43,261
State Street Institutional U.S. Government Money Market Fund, Class G Shares	–	–	37,747,576	13,765,078	23,982,498	23,982,498	26,359	–
State Street Institutional U.S. Government Money Market Fund, Premier Class	18,425,570	18,425,570	78,281,942	96,707,512	–	–	42,426	–
State Street Navigator Securities Lending Government Money Market Portfolio	–	–	17,233,135	16,898,396	334,739	334,739	3,809	–

TOTAL		$20,582,067				$26,636,488	$92,960	$43,261

See accompanying notes to financial statements.

8

State Street Master Funds

State Street Equity 500 Index Portfolio

Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

Assets
Investments in unaffiliated issuers, at value* (Note 2)	$1,529,628,642
Investments in affiliated issuers, at value (Note 2)	26,636,488

Total investments	1,556,265,130
Cash	1,188
Receivable from broker – variation margin on open futures contracts	11,339
Dividends receivable – unaffiliated issuers (Note 2)	1,514,005
Dividends receivable – affiliated issuers (Notes 2 and 4)	25,545
Securities lending income receivable – affiliated issuers (Notes 4 and 8)	3,961
Receivable from Adviser (Note 4)	3,701

Total assets	1,557,824,869

Liabilities
Payable upon return of securities loaned	334,739
Payable for investments purchased	630,979
Advisory fee payable (Note 4)	342,171

Total liabilities	1,307,889

Net Assets	$1,556,516,980

Cost of Investments:
Investments in unaffiliated issuers	$508,081,512
Investments in affiliated issuers	25,054,365

Total cost of investments	$533,135,877

* Includes investments in securities on loan, at value	$14,235,332

See accompanying notes to financial statements.

9

State Street Master Funds

State Street Equity 500 Index Portfolio

Statement of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

Investment Income
Interest income – unaffiliated issuers (Note 2)	$11,743
Dividend income – unaffiliated issuers (Note 2)	15,498,475
Dividend income – affiliated issuers (Note 2)	89,153
Affiliated securities lending income – net (Note 8)	6,878
Foreign taxes withheld	(54,210)

Total investment income (loss)	15,552,039

Expenses
Advisory fee (Note 4)	344,128
Miscellaneous expenses	52

Total expenses	344,180

Net expenses	344,180

Net Investment Income (Loss)	15,207,859

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments – unaffiliated issuers	41,575,905
Investments – affiliated issuers	43,261
Futures contracts	2,217,303

Net realized gain (loss)	43,836,469

Net change in unrealized appreciation/depreciation on:
Investments – unaffiliated issuers	77,263,867
Investments – affiliated issuers	270,526
Futures contracts	74,441

Net change in unrealized appreciation/depreciation	77,608,834

Net realized and unrealized gain (loss)	121,445,303

Net Increase (Decrease) in Net Assets from Operations	$136,653,162

See accompanying notes to financial statements.

10

State Street Master Funds

State Street Equity 500 Index Portfolio

Statements of Changes in Net Assets

	Six Months Ended 6/30/17 (Unaudited)	Year Ended 12/31/16
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$15,207,859	$33,251,620
Net realized gain (loss)	43,836,469	105,963,108
Net change in unrealized appreciation/depreciation	77,608,834	34,051,685

Net increase (decrease) in net assets resulting from operations	136,653,162	173,266,413

Capital Transactions:
Contributions	28,810,479	116,324,014
Withdrawals	(127,759,335)	(372,376,185)

Net Increase (Decrease) in Net Assets from Capital Transactions	(98,948,856)	(256,052,171)

Net Increase (Decrease) in Net Assets During the Period	37,704,306	(82,785,758)

Net Assets at Beginning of Period	1,518,812,674	1,601,598,432

Net Assets at End of Period	$1,556,516,980	$1,518,812,674

See accompanying notes to financial statements.

11

State Street Master Funds

State Street Equity 500 Index Portfolio

Financial Highlights

The following table includes selected supplemental data and ratios to average net assets:

	Six Months Ended 6/30/17 (Unaudited)		Year Ended 12/31/16	Year Ended 12/31/15		Year Ended 12/31/14		Year Ended 12/31/13		Year Ended 12/31/12
Total Return(a)	4.72%		11.90%	1.41%		13.62%		32.30%		15.97%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,556,517		$1,518,813	$1,601,598		$2,869,323		$2,739,594		$2,055,241
Ratios to average net assets:
Total expenses	0.05	%(b)	0.05%	0.05%		0.05%		0.05%		0.05%
Net expenses	0.05	%(b)	0.04%	0.05%		0.05%		0.05%		0.05%
Net investment income (loss)	1.99	%(b)	2.18%	2.00%		1.98%		2.05%		2.26%
Portfolio turnover rate	1%		5%	7	%(c)	2	%(c)	4	%(c)	9	%(c)

(a)	Total return for periods less than one year is not annualized. Results represent past performance and are not indicative of future results.

(b)	Annualized.

(c)	The portfolio turnover rate excludes in-kind security transactions.

See accompanying notes to financial statements.

12

State Street Master Funds

State Street Equity 500 Index Portfolio

Notes to Financial Statements

June 30, 2017 (Unaudited)

1.	Organization

State Street Master Funds (the “Trust”) a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is an open-end management investment company.

As of June 30, 2017 the Trust consists of six (6) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The State Street Equity 500 Index Portfolio (the “Portfolio”) is authorized to issue unlimited number of non transferable beneficial interest. The financial statements herein relate only to:

Fund	Commencement of Operations	Diversification Classification
State Street Equity 500 Index Portfolio	March 1, 2000	Diversified

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The Portfolio’s investments are valued at fair value each day that the Portfolio’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Portfolio’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.

13

State Street Master Funds

State Street Equity 500 Index Portfolio

Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

Valuation techniques used to value the Portfolio’s investments by major category are as follows:

•

Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

•

Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Various inputs are used in determining the value of the Portfolio’s investments.

The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

14

State Street Master Funds

State Street Equity 500 Index Portfolio

Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Portfolio’s investments according to the fair value hierarchy as of June 30, 2017, is disclosed in the Portfolio’s Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Portfolio had no transfers between levels for the period ended June 30, 2017.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. Non-cash dividends received in the form of stock are recorded as dividend income at fair value.

Distributions received by the Portfolio may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.

Expenses

Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.

Foreign Taxes

The Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolio invests. These foreign taxes, if any, are paid by the Portfolio and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2017, if any, are disclosed in the Portfolio’s Statement of Assets and Liabilities.

3.	Derivative Financial Instruments

Futures Contracts

The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon

15

State Street Master Funds

State Street Equity 500 Index Portfolio

Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

For the period ended June 30, 2017, the Portfolio entered into futures contracts for cash equitization, for return enhancement and to facilitate daily liquidity.

The following tables summarize the value of the Portfolio’s derivative instruments as of June 30, 2017 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:

Liability Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Equity 500 Index Portfolio
Futures Contracts(a)	$–	$–	$–	$(118,234)	$–	$(118,234)

(a)	Unrealized depreciation on open futures contracts. The Statement of Assets and Liabilities only reflects the current day’s net variation margin.

Net Realized Gain (Loss)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Equity 500 Index Portfolio
Futures Contracts	$–	$–	$–	$2,217,303	$–	$2,217,303

16

State Street Master Funds

State Street Equity 500 Index Portfolio

Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

Net Change in Unrealized Appreciation (Depreciation)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Equity 500 Index Portfolio
Futures Contracts	$–	$–	$–	$74,441	$–	$74,441

4.	Fees and Transactions with Affiliates

Advisory Fees

The Portfolio has entered into an Investment Advisory Agreement with SSGA Funds Management, Inc. (The “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which SSGA FM directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations.

Administrator, Custodian, Sub-Administrator and Transfer Agent Fees

SSGA FM serves as administrator and State Street, an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent to the Portfolio. In compensation for SSGA FM’s services as investment adviser and administrator and for State Street’s services as custodian, sub-administrator and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal, audit and trustees expense), State Street receives a unitary fee, calculated daily, at the annual rate of 0.045% of the Portfolio’s average daily net assets.

Other Transactions with Affiliates – Securities Lending

State Street, an affiliate of the Portfolio, acts as the securities lending agent for the Portfolio, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017.

Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Portfolio, and 15% payable to State Street.

In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, an affiliated money market fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.

Other Transactions with Affiliates

The Portfolio may invest in affiliated entities, including securities issued by State Street Corp., affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2017 are disclosed in the Schedule of Investments.

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Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

5.	Trustees’ Fees

The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

6.	Investment Transactions

Purchases and sales of investments (excluding short term investments) for the period ended June 30, 2017 were as follows:

Purchases	Sales
$21,112,118	$104,973,003

7.	Income Tax Information

The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2016, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

At June 30, 2017, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Equity 500 Index Portfolio	$533,135,877	$1,035,666,346	$12,537,093	$1,023,129,253

8.	Securities Lending

The Portfolio may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values.

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State Street Equity 500 Index Portfolio

Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.

The Portfolio will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolio may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Portfolio will bear the risk of loss of any cash collateral that it may invest. The Portfolio receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Portfolio will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.

The market value of securities on loan as of June 30, 2017, and the value of the invested cash collateral are disclosed in the Portfolio’s Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Portfolio’s Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Portfolio, and the Portfolio does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Portfolio’s Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

The following is a summary of the Portfolio’s securities lending agreements and related cash and non-cash collateral received as of June 30, 2017:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non Cash Collateral Received	Total Collateral Received
State Street Equity 500 Index Portfolio	$14,235,332	$334,739	$14,190,068	$14,524,807

*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.

The following tables reflect a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2017:

State Street Equity 500 Index Portfolio

	Remaining Contractual Maturity of the Agreements As of June 30, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$334,739	$–	$–	$–	$334,739
Total Borrowings	$334,739	$–	$–	$–	$334,739
Gross amount of recognized liabilities for securities lending transactions.					$334,739

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Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

9.	Line of Credit

The Portfolio and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $360 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. The agreement expires October 12, 2017 unless extended or renewed.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

The Portfolio had no outstanding loans as of June 30, 2017.

10.	Risks

Concentration Risk

As a result of the Portfolio’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio were more broadly diversified.

Market and Credit Risk

In the normal course of business, the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.

11. New Accounting Pronouncement

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has evaluated the impact of the adoption of the amendments to Regulation S-X on the financial statements of the Portfolio and concluded that it will be limited to additional disclosures.

12.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

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Other Information

June 30, 2017 (Unaudited)

Expense Example

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2017 to June 30, 2017.

The table below illustrates your Portfolio’s cost in two ways:

•

Based on actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return – This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Equity 500 Index Portfolio	0.05%	$1,047.20	$0.25	$1,024.50	$0.25

(a)	Expenses are equal to the Portfolio’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.

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State Street Master Funds

State Street Equity 500 Index Portfolio

Other Information — (continued)

June 30, 2017 (Unaudited)

Proxy Voting Policies and Procedures and Records

The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio have adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-800-997-7327, (ii) on the SEC’s website at www.sec.gov, or (iii) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding how the Portfolio voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-800-997-7327 (toll free), or (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

The Portfolio will file its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Form N-Q is available (i) without charge, upon request, by calling the Portfolio at 1-800-997-7327, (ii) on the SEC’s website at www.sec.gov, or (iii) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.

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State Street Master Funds

State Street Equity 500 Index Portfolio

Other Information — (continued)

June 30, 2017 (Unaudited)

Trustee Considerations in Approving Continuation of

Investment Advisory Agreement1

Overview of the Contract Review Process

Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.

Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met in person on April 24-25, 2017 and May 16-17, 2017, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Equity 500 Index Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by co-counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 24-25, 2017 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 16-17, 2017 meeting. The Independent Trustees considered, among other things, the following:

[1]

Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns (“issues, factors and concerns”) that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the “annual review process”). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the “special meeting”). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.

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State Street Equity 500 Index Portfolio

Other Information — (continued)

June 30, 2017 (Unaudited)

Information about Performance, Expenses and Fees

•

A report prepared by an independent third-party provider of investment company data, which includes for the feeder fund (the “Fund”) for which the Portfolio serves as the master fund in a master-feeder structure:

•

Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2016, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);

•

Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);

•	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and

•	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and

•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).

Information about Portfolio Management

•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;

•	Information concerning the allocation of brokerage; and

•	Information regarding the procedures and processes used to value the assets of the Portfolio.

Information about the Adviser

•	Reports detailing the financial results and condition of the Adviser and its affiliates;

•	Descriptions of the qualifications, education and experience of the individual investment professionals responsible for managing the portfolio of the Portfolio;

•	Information relating to compliance with and the administration of each Code of Ethics adopted by the Adviser;

•	A copy of the Adviser’s proxy voting policies and procedures;

•

Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the Portfolio;

24

State Street Master Funds

State Street Equity 500 Index Portfolio

Other Information — (continued)

June 30, 2017 (Unaudited)

•

A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;

•	A description of the business continuity and disaster recovery plans of the Adviser; and

•	Information regarding the Adviser’s risk management processes.

Other Relevant Information

•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);

•

Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, transfer agent, fund accountant and securities lending agent of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;

•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;

•

Draft responses to a letter from Joseph P. Barri, LLC, co-counsel along with the law firm of Sullivan & Worcester LLP (together, “Independent Counsel”) to the Independent Trustees, reviewed prior to such date by Independent Counsel, requesting specific information from each of:

•

SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins before taxes from such operations for the calendar year ended December 31, 2016; and the relevant operations of other affiliated service providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2016;

•

State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, transfer agent and securities lending agent for the Portfolio, with respect to its operations relating to the Portfolio; and

•

State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;

•

Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Joseph P. Barri, LLC prior to the executive sessions of the Board on May 16-17, 2017;

•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund; and

•	A summary of the foregoing materials prepared by Independent Counsel.

In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.

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State Street Master Funds

State Street Equity 500 Index Portfolio

Other Information — (continued)

June 30, 2017 (Unaudited)

The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.

Results of the Process

Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 16-17, 2017 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2017, for an additional year with respect to the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in equity securities. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in monitoring the Portfolio’s securities lending activities.

On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.

Portfolio Performance

The Board considered the Portfolio’s performance by evaluating the performance of the Fund. The Board compared the Fund’s investment performance to the performance of an appropriate benchmark

26

State Street Master Funds

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Other Information — (continued)

June 30, 2017 (Unaudited)

and universe of comparable mutual funds for various time periods ended December 31, 2016. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge.

The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe and above its Lipper Index for the 1-, 3-, 5- and 10-year periods.

On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory based on the performance of the Fund in comparison to the performance of its Performance Group, Performance Universe or Lipper Index.

Management Fees and Expenses

The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Portfolio to limit the total expenses borne by shareholders of the Fund. The Board considered the investment advisory fee in the context of the overall master-feeder arrangement with the Fund.

The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and the fees and the expense ratio of the Portfolio are reasonable in relation to the services provided.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including enterprise, litigation, business, operational and entrepreneurial risk. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Portfolio’s investments.

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Other Information — (continued)

June 30, 2017 (Unaudited)

The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.

Conclusions

In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.

Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

28

Trustees

Michael F. Holland

Michael A. Jessee

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Equity 500 Index Portfolio State Street Bank and Trust Company P.O. Box 5049 Boston, MA 02206

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-800-997-7327. Please read the offering document carefully before investing in the Portfolio.

Semi-Annual Report

30 June 2017

State Street Master Funds

State Street International Developed Equity Index Portfolio

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Master Funds

State Street International Developed Equity Index Portfolio

Semi-Annual Report

June 30, 2017 (Unaudited)

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Master Funds

State Street International Developed Equity Index Portfolio

Portfolio Statistics (Unaudited)

Top Five Holdings as of June 30, 2017

Description	Market Value	% of Net Assets
Nestle SA	$48,066,555	2.0%
Novartis AG	32,995,527	1.3
HSBC Holdings PLC	32,160,080	1.3
Roche Holding AG	31,767,802	1.3
Toyota Motor Corp.	24,209,761	1.0

(The ten largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular security.)

Top Five Sectors (excluding short-term investments)*	June 30, 2017
Banks	13.1%
Pharmaceuticals	8.3
Insurance	5.5
Telecommunications	4.5
Food	4.5
Total	35.9%

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See accompanying notes to financial statements.

State Street Master Funds

State Street International Developed Equity Index Portfolio

Schedule of Investments

June 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – 97.9%
Australia – 7.0%
AGL Energy, Ltd.	118,543	$2,318,674
Alumina, Ltd.	419,565	617,908
Amcor, Ltd.	202,130	2,513,260
AMP, Ltd.	532,462	2,119,726
APA Group	191,268	1,345,350
Aristocrat Leisure, Ltd.	98,993	1,713,039
ASX, Ltd.	34,158	1,404,630
Aurizon Holdings, Ltd.	353,698	1,454,190
AusNet Services	348,352	463,598
Australia & New Zealand Banking Group, Ltd.	519,187	11,437,521
Bank of Queensland, Ltd.	68,403	600,765
Bendigo & Adelaide Bank, Ltd.	79,115	672,392
BHP Billiton PLC	378,677	5,784,535
BHP Billiton, Ltd.	568,453	10,150,822
BlueScope Steel, Ltd.	91,385	925,980
Boral, Ltd.	205,051	1,093,126
Brambles, Ltd.	288,250	2,151,324
Caltex Australia, Ltd.	45,538	1,104,135
Challenger, Ltd.	108,660	1,111,858
CIMIC Group, Ltd.	18,465	550,113
Coca-Cola Amatil, Ltd.	110,525	782,503
Cochlear, Ltd.	10,235	1,220,400
Commonwealth Bank of Australia	303,858	19,300,881
Computershare, Ltd.	77,865	844,530
Crown Resorts, Ltd.	72,799	685,721
CSL, Ltd.	80,679	8,541,962
Dexus REIT	167,364	1,217,010
Domino’s Pizza Enterprises, Ltd.	10,034	400,838
Flight Centre Travel Group, Ltd.	12,119	356,032
Fortescue Metals Group, Ltd.	278,858	1,116,548
Goodman Group REIT	316,961	1,913,393
GPT Group REIT	317,230	1,165,557
Harvey Norman Holdings, Ltd.(a)	107,605	315,297
Healthscope, Ltd.	281,376	476,983
Incitec Pivot, Ltd.	297,683	778,632
Insurance Australia Group, Ltd.	411,703	2,141,102
LendLease Group	98,023	1,251,889
Macquarie Group, Ltd.	57,262	3,887,169
Medibank Pvt, Ltd.	489,758	1,051,873
Mirvac Group REIT	650,968	1,063,562
National Australia Bank, Ltd.	473,223	10,740,747
Newcrest Mining, Ltd.	138,138	2,136,128
Oil Search, Ltd.	241,796	1,264,903
Orica, Ltd.	67,209	1,066,109
Origin Energy, Ltd.(b)	319,729	1,682,402
Qantas Airways, Ltd.	81,530	357,715
QBE Insurance Group, Ltd.	247,370	2,240,890
Ramsay Health Care, Ltd.	24,959	1,409,057
REA Group, Ltd.	9,620	489,967
Santos, Ltd.(b)	314,465	730,867
Scentre Group REIT	929,908	2,888,808
SEEK, Ltd.	54,873	711,748
Sonic Healthcare, Ltd.	68,047	1,264,174
South32, Ltd.	965,547	1,984,869
Stockland REIT(a)	424,343	1,425,656
Suncorp Group, Ltd.	224,319	2,549,987
Sydney Airport	197,974	1,076,659
Tabcorp Holdings, Ltd.	144,764	485,250
Tatts Group, Ltd.	259,104	830,757
Telstra Corp., Ltd.	737,554	2,432,685
TPG Telecom, Ltd.(a)	56,237	245,879
Transurban Group Stapled Security	362,178	3,292,032
Treasury Wine Estates, Ltd.	134,469	1,357,381
Vicinity Centres REIT	576,936	1,137,325
Wesfarmers, Ltd.	200,216	6,161,456
Westfield Corp. REIT	355,897	2,192,116
Westpac Banking Corp.	581,907	13,618,192
Woodside Petroleum, Ltd.	132,221	3,029,419
Woolworths, Ltd.	226,901	4,445,094

		171,293,100

Austria – 0.2%
ANDRITZ AG	14,225	855,671
Erste Group Bank AG(b)	54,596	2,087,584
OMV AG	24,339	1,261,269
Raiffeisen Bank International AG(b)	23,935	603,309
Voestalpine AG	21,677	1,008,727

		5,816,560

Belgium – 1.1%
Ageas	35,808	1,440,047
Anheuser-Busch InBev SA	134,471	14,832,499
Colruyt SA	11,037	580,633
Groupe Bruxelles Lambert SA	14,003	1,346,206
KBC Group NV	44,207	3,348,412
Proximus SADP	27,216	950,792
Solvay SA	13,514	1,811,074
Telenet Group Holding NV(b)	9,109	572,968
UCB SA	22,934	1,575,459
Umicore SA	16,732	1,162,196

		27,620,286

Chile – 0.0%(c)
Antofagasta PLC	67,870	704,837

China – 0.0%(c)
Yangzijiang Shipbuilding Holdings, Ltd.	386,100	333,703

Denmark – 1.8%
AP Moeller – Maersk A/S Class A	701	1,336,662
AP Moeller – Maersk A/S Class B	1,116	2,240,971
Carlsberg A/S Class B	18,366	1,959,494
Chr Hansen Holding A/S	17,535	1,273,673
Coloplast A/S Class B	20,207	1,686,293
Danske Bank A/S	132,079	5,073,416
DONG Energy A/S(d)	26,007	1,172,525
DSV A/S	33,781	2,072,835
Genmab A/S(b)	9,759	2,079,409
H Lundbeck A/S	13,897	778,972
ISS A/S	29,588	1,160,590

See accompanying notes to financial statements.

State Street Master Funds

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Denmark – (continued)
Novo Nordisk A/S Class B	320,246	$13,696,476
Novozymes A/S Class B	41,998	1,835,496
Pandora A/S	19,146	1,784,254
TDC A/S	156,700	910,085
Tryg A/S	20,264	442,657
Vestas Wind Systems A/S	39,042	3,599,473
William Demant Holding A/S(b)	21,003	542,892

		43,646,173

Finland – 1.0%
Elisa Oyj	25,700	994,561
Fortum Oyj	75,813	1,187,213
Kone Oyj Class B	60,477	3,072,237
Metso Oyj	21,684	750,854
Neste Oyj	23,194	912,396
Nokia Oyj	1,027,133	6,273,364
Nokian Renkaat Oyj	20,335	840,517
Orion Oyj Class B	18,821	1,199,966
Sampo Oyj Class A	78,781	4,031,734
Stora Enso Oyj Class R	94,838	1,223,374
UPM-Kymmene Oyj	90,876	2,587,069
Wartsila Oyj Abp	25,644	1,513,598

		24,586,883

France – 10.0%
Accor SA	32,025	1,499,214
Aeroports de Paris	5,090	820,303
Air Liquide SA	68,694	8,477,355
Airbus SE	101,946	8,371,764
Alstom SA(b)	24,765	864,601
Arkema SA	11,794	1,256,787
Atos SE	16,883	2,366,551
AXA SA	342,303	9,350,408
BNP Paribas SA	197,328	14,192,438
Bollore SA	145,930	662,599
Bouygues SA	35,739	1,504,937
Bureau Veritas SA	49,249	1,088,312
Capgemini SE	28,341	2,924,705
Carrefour SA	98,517	2,488,853
Casino Guichard Perrachon SA	9,801	579,719
Christian Dior SE	9,822	2,804,541
Cie de Saint-Gobain	89,119	4,754,938
Cie Generale des Etablissements Michelin	30,581	4,059,934
CNP Assurances	29,292	656,654
Credit Agricole SA	195,157	3,135,128
Danone SA	104,344	7,832,018
Dassault Aviation SA	387	539,625
Dassault Systemes SE	23,023	2,061,060
Edenred	40,723	1,060,376
Eiffage SA	13,560	1,230,464
Electricite de France SA	88,916	961,599
Engie SA	300,737	4,532,819
Essilor International SA	36,799	4,675,580
Eurazeo SA	7,558	566,266
Eutelsat Communications SA	29,017	740,012
Fonciere Des Regions	5,920	548,402
Gecina SA REIT	7,428	1,163,630
Groupe Eurotunnel SE	75,339	802,395
Hermes International	3,535	1,744,377
ICADE REIT	6,016	504,324
Iliad SA	4,881	1,152,931
Imerys SA	6,262	543,873
Ingenico Group SA	9,998	906,442
Ipsen SA	7,077	967,390
JCDecaux SA	12,680	415,354
Kering	13,519	4,597,974
Klepierre REIT	37,613	1,539,449
L’Oreal SA	44,434	9,243,886
Lagardere SCA	20,176	636,274
Legrand SA	47,237	3,299,915
LVMH Moet Hennessy Louis Vuitton SE	49,061	12,215,309
Natixis SA(a)	153,539	1,029,174
Orange SA(a)	349,807	5,541,726
Pernod Ricard SA	37,780	5,052,300
Peugeot SA	88,239	1,757,695
Publicis Groupe SA	36,351	2,707,761
Remy Cointreau SA	4,070	474,648
Renault SA	30,172	2,727,204
Rexel SA	57,244	935,274
Safran SA	55,732	5,100,466
Sanofi	206,385	19,716,468
Schneider Electric SE(b)	99,553	7,638,184
SCOR SE	30,300	1,199,531
SEB SA	3,738	670,416
Societe BIC SA	4,605	545,707
Societe Generale SA	136,173	7,316,754
Sodexo SA	16,316	2,106,563
Suez Environment Co.	69,418	1,283,818
Thales SA	18,723	2,012,450
TOTAL SA	412,482	20,363,702
Unibail-Rodamco SE REIT	17,738	4,463,987
Valeo SA	42,633	2,868,393
Veolia Environnement SA	83,809	1,768,384
Vinci SA	88,645	7,555,506
Vivendi SA	179,432	3,988,651
Wendel SA	4,850	716,904
Zodiac Aerospace	35,769	968,913

		246,852,064

Germany – 9.3%
adidas AG	32,799	6,275,343
Allianz SE	81,162	15,958,950
Axel Springer SE	8,400	503,941
BASF SE	163,126	15,087,067
Bayer AG	146,772	18,949,771
Bayerische Motoren Werke AG	58,931	5,463,134
Bayerische Motoren Werke AG Preference Shares	8,795	724,047
Beiersdorf AG	17,230	1,808,740
Brenntag AG	28,112	1,624,960
Commerzbank AG(b)	193,105	2,297,165
Continental AG	19,649	4,234,495
Covestro AG(d)	20,724	1,494,079
Daimler AG	169,095	12,221,620
Deutsche Bank AG	367,661	6,510,187
Deutsche Boerse AG	33,629	3,544,820
Deutsche Lufthansa AG	40,148	912,382

See accompanying notes to financial statements.

State Street Master Funds

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Germany – (continued)
Deutsche Post AG	177,538	$6,645,753
Deutsche Telekom AG	576,800	10,341,704
Deutsche Wohnen AG	61,166	2,336,359
E.ON SE	391,093	3,679,112
Evonik Industries AG	27,051	863,422
Fraport AG Frankfurt Airport Services Worldwide	6,934	611,333
Fresenius Medical Care AG & Co. KGaA	38,517	3,697,635
Fresenius SE & Co. KGaA	73,565	6,297,876
Fuchs Petrolub SE Preference Shares	11,891	646,582
GEA Group AG	30,765	1,257,240
Hannover Rueck SE	10,426	1,248,000
HeidelbergCement AG	25,834	2,494,210
Henkel AG & Co. KGaA	17,691	2,136,794
Henkel AG & Co. KGaA Preference Shares	31,784	4,368,274
HOCHTIEF AG	3,385	619,266
HUGO BOSS AG	10,084	705,030
Infineon Technologies AG	202,483	4,268,962
Innogy SE(d)	24,532	964,330
KS AG	35,264	901,740
Lanxess AG	16,645	1,258,479
Linde AG	32,911	6,223,575
MAN SE	5,739	614,437
Merck KGaA	23,098	2,785,923
METRO AG	33,622	1,133,362
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	28,604	5,759,819
OSRAM Licht AG	15,483	1,231,725
Porsche Automobil Holding SE Preference Shares	26,200	1,469,916
ProSiebenSat.1 Media SE	39,704	1,659,220
RWE AG(b)	93,356	1,857,494
SAP SE	174,466	18,197,379
Schaeffler AG Preference Shares	27,293	390,358
Siemens AG	135,796	18,640,064
Symrise AG	20,503	1,450,319
Telefonica Deutschland Holding AG	123,988	618,406
ThyssenKrupp AG	65,285	1,852,212
TUI AG	71,954	1,045,869
United Internet AG	23,007	1,263,355
Volkswagen AG	5,948	920,927
Volkswagen AG Preference Shares	32,620	4,961,252
Vonovia SE	83,908	3,327,055
Zalando SE(b)(d)	20,797	949,038

		229,304,507

Hong Kong – 3.4%
AIA Group, Ltd.	2,127,400	15,547,166
ASM Pacific Technology, Ltd.	41,900	566,256
Bank of East Asia, Ltd.	215,545	926,354
BOC Hong Kong Holdings, Ltd.	652,000	3,119,497
Cheung Kong Property Holdings, Ltd.	470,179	3,683,037
CK Hutchison Holdings, Ltd.	477,000	5,988,125
CK Infrastructure Holdings, Ltd.	115,000	966,380
CLP Holdings, Ltd.	287,500	3,042,036
First Pacific Co., Ltd.	314,000	231,685
Galaxy Entertainment Group, Ltd.	398,000	2,416,617
Hang Lung Group, Ltd.	145,000	599,953
Hang Lung Properties, Ltd.	325,000	811,829
Hang Seng Bank, Ltd.	136,400	2,853,297
Henderson Land Development Co., Ltd.	213,254	1,189,684
HK Electric Investments & HK Electric Investments, Ltd.(a)(d)	455,490	420,105
HKT Trust & HKT, Ltd.	679,000	892,408
Hong Kong & China Gas Co., Ltd.	1,479,500	2,782,194
Hong Kong Exchanges & Clearing, Ltd.	207,664	5,368,201
Hongkong Land Holdings, Ltd.	207,000	1,523,520
Hysan Development Co., Ltd.	105,000	501,028
Jardine Matheson Holdings, Ltd.	36,400	2,336,880
Jardine Strategic Holdings, Ltd.	38,500	1,605,065
Kerry Properties, Ltd.	118,000	400,566
Li & Fung, Ltd.	1,090,000	396,544
Link REIT	400,000	3,043,637
Melco Resorts & Entertainment, Ltd. ADR	45,923	1,030,971
MTR Corp., Ltd.	272,645	1,534,980
New World Development Co., Ltd.	979,221	1,243,085
NWS Holdings, Ltd.	274,810	540,717
PCCW, Ltd.	748,000	425,433
Power Assets Holdings, Ltd.	252,000	2,225,775
Sands China, Ltd.	414,000	1,895,932
Shangri-La Asia, Ltd.	264,000	447,753
Sino Land Co., Ltd.	578,256	948,149
SJM Holdings, Ltd.	434,000	457,547
Sun Hung Kai Properties, Ltd.	252,000	3,702,631
Swire Pacific, Ltd. Class A	79,500	776,521
Swire Properties, Ltd.	193,600	638,600
Techtronic Industries Co., Ltd.	258,000	1,186,481
WH Group, Ltd.(d)	1,383,309	1,396,342
Wharf Holdings, Ltd.	203,000	1,682,468
Wheelock & Co., Ltd.	151,000	1,139,302
Yue Yuen Industrial Holdings, Ltd.	111,000	460,696

		82,945,447

Ireland – 0.6%
Bank of Ireland(b)	5,121,610	1,343,534
CRH PLC	146,705	5,182,873
Experian PLC	167,229	3,421,246
James Hardie Industries PLC	75,134	1,181,446
Kerry Group PLC Class A	27,239	2,340,310

See accompanying notes to financial statements.

State Street Master Funds

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Ireland – (continued)
Paddy Power Betfair PLC	14,637	$1,560,410
Ryanair Holdings PLC ADR(b)	4,490	483,169

		15,512,988

Israel – 0.6%
Azrieli Group, Ltd.	7,782	432,116
Bank Hapoalim BM	186,339	1,256,029
Bank Leumi Le-Israel BM	253,799	1,232,607
Bezeq The Israeli Telecommunication Corp., Ltd.	319,597	529,939
Check Point Software Technologies, Ltd.(b)	22,510	2,455,391
Elbit Systems, Ltd.	3,969	489,405
Frutarom Industries, Ltd.	6,562	457,933
Israel Chemicals, Ltd.	90,984	429,027
Mizrahi Tefahot Bank, Ltd.	25,993	472,427
Nice, Ltd.	10,564	831,975
Teva Pharmaceutical Industries, Ltd.	129,045	4,253,086
Teva Pharmaceutical Industries, Ltd. ADR	32,428	1,077,258

		13,917,193

Italy – 2.0%
Assicurazioni Generali SpA	221,359	3,638,107
Atlantia SpA	81,362	2,286,529
Enel SpA	1,441,611	7,718,013
Eni SpA	443,638	6,658,846
Ferrari NV	20,902	1,791,559
Intesa Sanpaolo SpA(e)	2,234,876	7,075,990
Intesa Sanpaolo SpA(e)	196,041	580,451
Leonardo SpA	71,372	1,184,418
Luxottica Group SpA	29,864	1,725,209
Mediobanca SpA	91,509	901,762
Poste Italiane SpA(d)	85,106	581,920
Prysmian SpA	37,010	1,086,953
Recordati SpA	19,949	808,181
Saipem SpA(a)(b)	109,611	404,304
Snam SpA	411,255	1,789,921
Telecom Italia RSP/Milano	963,350	708,693
Telecom Italia SpA/Milano(b)	1,980,406	1,825,072
Terna Rete Elettrica Nazionale SpA	257,268	1,386,736
UniCredit SpA(b)	351,751	6,559,450
UnipolSai Assicurazioni SpA	194,056	422,963

		49,135,077

Japan – 22.9%
ABC-Mart, Inc.	5,800	341,207
Acom Co., Ltd.(b)	91,400	417,303
Aeon Co., Ltd.	101,600	1,543,532
AEON Financial Service Co., Ltd.	20,500	433,864
Aeon Mall Co., Ltd.	16,200	318,925
Air Water, Inc.	25,000	459,238
Aisin Seiki Co., Ltd.	29,400	1,504,539
Ajinomoto Co., Inc.	95,100	2,053,757
Alfresa Holdings Corp.	29,300	565,086
Alps Electric Co., Ltd.	34,700	1,000,605
Amada Holdings Co., Ltd.	56,400	651,541
ANA Holdings, Inc.	198,000	687,960
Aozora Bank, Ltd.	228,000	868,494
Asahi Glass Co., Ltd.	35,000	1,473,389
Asahi Group Holdings, Ltd.	68,000	2,558,775
Asahi Kasei Corp.	222,000	2,385,769
Asics Corp.	27,100	502,156
Astellas Pharma, Inc.	381,800	4,670,560
Bandai Namco Holdings, Inc.	36,000	1,227,127
Bank of Kyoto, Ltd.	63,000	594,340
Benesse Holdings, Inc.	13,600	513,208
Bridgestone Corp.	115,500	4,975,258
Brother Industries, Ltd.	38,300	883,872
Calbee, Inc.	15,100	593,329
Canon, Inc.	188,700	6,408,679
Casio Computer Co., Ltd.	37,900	582,532
Central Japan Railway Co.	25,800	4,204,325
Chiba Bank, Ltd.	134,000	970,773
Chubu Electric Power Co., Inc.	117,800	1,564,761
Chugai Pharmaceutical Co., Ltd.	39,000	1,459,550
Chugoku Bank, Ltd.	30,400	454,539
Chugoku Electric Power Co., Inc.	44,000	485,190
Coca-Cola Bottlers Japan, Inc.	24,100	697,090
Concordia Financial Group, Ltd.	206,100	1,039,305
Credit Saison Co., Ltd.	28,200	550,648
CYBERDYNE, Inc.(a)(b)	22,800	303,364
Dai Nippon Printing Co., Ltd.	100,000	1,110,716
Dai-ichi Life Holdings, Inc.	187,300	3,378,101
Daicel Corp.	51,500	640,312
Daiichi Sankyo Co., Ltd.	95,600	2,252,164
Daikin Industries, Ltd.	44,400	4,532,467
Daito Trust Construction Co., Ltd.	12,200	1,899,600
Daiwa House Industry Co., Ltd.	100,200	3,422,638
Daiwa House REIT Investment Corp.	270	641,358
Daiwa Securities Group, Inc.	285,000	1,688,795
DeNA Co., Ltd.	17,400	389,626
Denso Corp.	84,000	3,545,105
Dentsu, Inc.	37,900	1,811,347
Disco Corp.	4,600	733,642
Don Quijote Holdings Co., Ltd.	19,000	720,363
East Japan Railway Co.	58,000	5,546,547
Eisai Co., Ltd.	45,400	2,507,182
Electric Power Development Co., Ltd.	23,900	590,906
FamilyMart UNY Holdings Co., Ltd.	14,500	829,788
FANUC Corp.	34,200	6,591,323
Fast Retailing Co., Ltd.	9,400	3,130,545
Fuji Electric Co., Ltd.	96,000	505,803
FUJIFILM Holdings Corp.	69,800	2,509,719
Fujitsu, Ltd.	356,000	2,622,791
Fukuoka Financial Group, Inc.	134,000	636,846
Hachijuni Bank, Ltd.	78,600	498,770
Hakuhodo DY Holdings, Inc.	41,000	544,064

See accompanying notes to financial statements.

State Street Master Funds

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Japan – (continued)
Hamamatsu Photonics KK	27,400	$841,314
Hankyu Hanshin Holdings, Inc.	42,700	1,535,315
Hikari Tsushin, Inc.	3,900	410,271
Hino Motors, Ltd.	49,600	550,473
Hirose Electric Co., Ltd.	5,100	727,145
Hiroshima Bank, Ltd.	90,000	398,896
Hisamitsu Pharmaceutical Co., Inc.	10,400	497,971
Hitachi Chemical Co., Ltd.	19,900	593,316
Hitachi Construction Machinery Co., Ltd.	19,300	482,156
Hitachi High-Technologies Corp.	11,800	457,885
Hitachi Metals, Ltd.	40,500	563,021
Hitachi, Ltd.	858,000	5,264,375
Honda Motor Co., Ltd.	301,400	8,219,025
Hoshizaki Corp.	9,900	895,194
Hoya Corp.	69,900	3,628,753
Hulic Co., Ltd.	50,000	510,413
Idemitsu Kosan Co., Ltd.	17,100	485,484
IHI Corp.(b)	259,000	880,545
Iida Group Holdings Co., Ltd.	26,200	436,278
Inpex Corp.	165,400	1,591,291
Isetan Mitsukoshi Holdings, Ltd.	55,600	557,188
Isuzu Motors, Ltd.	90,300	1,113,882
ITOCHU Corp.	263,900	3,919,981
J Front Retailing Co., Ltd.	40,200	616,810
Japan Airlines Co., Ltd.	19,600	606,002
Japan Airport Terminal Co., Ltd.	8,200	313,448
Japan Exchange Group, Inc.	87,300	1,581,128
Japan Post Bank Co., Ltd.	75,600	967,540
Japan Post Holdings Co., Ltd.	80,000	992,524
Japan Prime Realty Investment Corp. REIT	138	478,382
Japan Real Estate Investment Corp. REIT	220	1,094,518
Japan Retail Fund Investment Corp. REIT	455	840,268
Japan Tobacco, Inc.	195,200	6,857,017
JFE Holdings, Inc.	86,700	1,505,058
JGC Corp.	34,100	552,957
JSR Corp.	33,300	574,066
JTEKT Corp.	38,300	559,706
JXTG Holdings, Inc.	552,000	2,410,701
Kajima Corp.	160,000	1,349,947
Kakaku.com, Inc.	26,600	381,860
Kamigumi Co., Ltd.	40,000	419,366
Kaneka Corp.	49,000	373,300
Kansai Electric Power Co., Inc.	121,200	1,668,711
Kansai Paint Co., Ltd.	32,200	740,806
Kao Corp.	88,100	5,231,428
Kawasaki Heavy Industries, Ltd.	268,000	791,883
KDDI Corp.	323,800	8,573,380
Keihan Holdings Co., Ltd.	84,000	533,784
Keikyu Corp.	87,000	1,047,624
Keio Corp.	105,000	878,426
Keisei Electric Railway Co., Ltd.	23,000	614,098
Keyence Corp.	17,200	7,552,937
Kikkoman Corp.	28,000	894,624
Kintetsu Group Holdings Co., Ltd.	314,000	1,210,057
Kirin Holdings Co., Ltd.	155,600	3,169,886
Kobe Steel, Ltd.(b)	53,600	550,502
Koito Manufacturing Co., Ltd.	20,100	1,033,980
Komatsu, Ltd.	165,100	4,194,357
Konami Holdings Corp.	15,400	855,251
Konica Minolta, Inc.	73,400	608,836
Kose Corp.	5,500	600,614
Kubota Corp.	189,700	3,186,710
Kuraray Co., Ltd.	66,900	1,213,441
Kurita Water Industries, Ltd.	17,800	484,763
Kyocera Corp.	56,100	3,248,368
Kyowa Hakko Kirin Co., Ltd.	50,400	936,141
Kyushu Electric Power Co., Inc.	69,300	841,271
Kyushu Financial Group, Inc.	61,500	388,070
Kyushu Railway Co.	26,000	843,450
Lawson, Inc.	9,100	636,579
LINE Corp.(a)(b)	8,000	275,899
Lion Corp.	39,000	807,351
LIXIL Group Corp.	48,600	1,215,000
M3, Inc.	34,600	953,070
Mabuchi Motor Co., Ltd.	9,600	477,608
Makita Corp.	37,600	1,390,424
Marubeni Corp.	286,000	1,847,444
Marui Group Co., Ltd.	39,800	586,586
Maruichi Steel Tube, Ltd.	10,400	302,207
Mazda Motor Corp.	100,900	1,408,074
McDonald’s Holdings Co., Japan, Ltd.	13,200	506,337
Mebuki Financial Group, Inc.	181,300	674,470
Medipal Holdings Corp.	28,900	534,480
MEIJI Holdings Co., Ltd.	22,400	1,816,162
MINEBEA MITSUMI, Inc.	69,000	1,108,446
Miraca Holdings, Inc.	9,700	435,965
MISUMI Group, Inc.	48,400	1,105,326
Mitsubishi Chemical Holdings Corp.	257,600	2,132,376
Mitsubishi Corp.	268,900	5,638,380
Mitsubishi Electric Corp.	344,100	4,947,433
Mitsubishi Estate Co., Ltd.	222,500	4,145,637
Mitsubishi Gas Chemical Co., Inc.	30,000	634,122
Mitsubishi Heavy Industries, Ltd.	579,000	2,369,386
Mitsubishi Materials Corp.	21,600	653,613
Mitsubishi Motors Corp.	116,800	769,242
Mitsubishi Tanabe Pharma Corp.	39,600	914,931
Mitsubishi UFJ Financial Group, Inc.	2,117,500	14,224,715
Mitsubishi UFJ Lease & Finance Co., Ltd.	81,700	446,456
Mitsui & Co., Ltd.	303,400	4,335,250
Mitsui Chemicals, Inc.	173,000	916,118

See accompanying notes to financial statements.

State Street Master Funds

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Japan – (continued)
Mitsui Fudosan Co., Ltd.	155,000	$3,697,735
Mitsui OSK Lines, Ltd.	202,000	593,272
Mixi, Inc.	8,800	489,498
Mizuho Financial Group, Inc.	4,255,400	7,779,095
MS&AD Insurance Group Holdings, Inc.	80,700	2,710,589
Murata Manufacturing Co., Ltd.	34,100	5,180,554
Nabtesco Corp.(a)	18,700	543,392
Nagoya Railroad Co., Ltd.	146,000	680,883
NEC Corp.	451,000	1,196,137
Nexon Co., Ltd.(b)	38,900	768,583
NGK Insulators, Ltd.	45,900	914,650
NGK Spark Plug Co., Ltd.	29,600	629,356
NH Foods, Ltd.	33,000	1,002,982
Nidec Corp.	42,600	4,363,884
Nikon Corp.	60,100	960,659
Nintendo Co., Ltd.	20,000	6,707,013
Nippon Building Fund, Inc. REIT(a)	236	1,205,625
Nippon Electric Glass Co., Ltd.	15,200	552,617
Nippon Express Co., Ltd.	134,000	838,394
Nippon Paint Holdings Co., Ltd.	30,200	1,142,310
Nippon Prologis REIT, Inc.	256	545,447
Nippon Steel & Sumitomo Metal Corp.	129,200	2,918,384
Nippon Telegraph & Telephone Corp.	121,200	5,727,768
Nippon Yusen KK(b)	268,000	498,505
Nissan Chemical Industries, Ltd.	20,000	660,377
Nissan Motor Co., Ltd.	418,900	4,168,122
Nisshin Seifun Group, Inc.	33,100	543,516
Nissin Foods Holdings Co., Ltd.	9,400	587,291
Nitori Holdings Co., Ltd.	13,500	1,807,049
Nitto Denko Corp.	29,200	2,401,282
NOK Corp.	19,900	420,457
Nomura Holdings, Inc.	630,900	3,781,133
Nomura Real Estate Holdings, Inc.	22,600	443,311
Nomura Real Estate Master Fund, Inc.	666	911,038
Nomura Research Institute, Ltd.	21,800	858,535
NSK, Ltd.	61,300	765,432
NTT Data Corp.	112,500	1,251,558
NTT DOCOMO, Inc.	245,400	5,792,104
Obayashi Corp.	112,400	1,321,470
Obic Co., Ltd.	10,900	669,366
Odakyu Electric Railway Co., Ltd.	52,500	1,058,784
Oji Holdings Corp.	169,000	872,375
Olympus Corp.	49,900	1,820,844
Omron Corp.	33,200	1,440,459
Ono Pharmaceutical Co., Ltd.	73,200	1,596,771
Oracle Corp. Japan	7,400	480,117
Oriental Land Co., Ltd.	38,600	2,613,642
ORIX Corp.	230,200	3,564,863
Osaka Gas Co., Ltd.	311,000	1,271,845
Otsuka Corp.	9,100	564,498
Otsuka Holdings Co., Ltd.	69,700	2,971,369
Panasonic Corp.	391,900	5,315,554
Park24 Co., Ltd.	18,200	462,613
Pola Orbis Holdings, Inc.	16,800	442,876
Rakuten, Inc.	165,700	1,949,585
Recruit Holdings Co., Ltd.	196,800	3,382,172
Resona Holdings, Inc.	378,200	2,081,850
Ricoh Co., Ltd.	119,300	1,053,272
Rinnai Corp.	5,600	521,823
Rohm Co., Ltd.	17,300	1,328,756
Ryohin Keikaku Co., Ltd.	4,500	1,124,199
Sankyo Co., Ltd.	9,200	311,962
Santen Pharmaceutical Co., Ltd.	70,000	949,448
SBI Holdings, Inc.	38,100	516,093
Secom Co., Ltd.	37,100	2,814,859
Sega Sammy Holdings, Inc.	32,200	433,307
Seibu Holdings, Inc.	28,800	532,375
Seiko Epson Corp.	49,600	1,103,154
Sekisui Chemical Co., Ltd.	72,200	1,292,223
Sekisui House, Ltd.	106,600	1,878,023
Seven & i Holdings Co., Ltd.	132,000	5,436,953
Seven Bank, Ltd.	126,400	452,232
Sharp Corp.(a)(b)	285,000	1,057,716
Shimadzu Corp.	41,700	793,473
Shimamura Co., Ltd.	3,700	453,115
Shimano, Inc.	13,100	2,072,962
Shimizu Corp.	89,000	943,387
Shin-Etsu Chemical Co., Ltd.	69,000	6,254,583
Shinsei Bank, Ltd.	309,000	539,017
Shionogi & Co., Ltd.	53,200	2,963,499
Shiseido Co., Ltd.	67,100	2,385,167
Shizuoka Bank, Ltd.	86,000	776,878
Showa Shell Sekiyu KK	34,700	321,800
SMC Corp.	9,800	2,978,551
SoftBank Group Corp.	145,300	11,763,920
Sohgo Security Services Co., Ltd.	11,200	504,379
Sompo Holdings, Inc.	62,400	2,409,697
Sony Corp.	222,800	8,498,761
Sony Financial Holdings, Inc.	33,200	565,546
Stanley Electric Co., Ltd.	22,300	672,811
Start Today Co., Ltd.	37,400	920,354
Subaru Corp.	111,300	3,750,283
Sumitomo Chemical Co., Ltd.	269,000	1,546,582
Sumitomo Corp.	211,300	2,749,382
Sumitomo Dainippon Pharma Co., Ltd.	26,900	367,014
Sumitomo Electric Industries, Ltd.	129,100	1,987,745
Sumitomo Heavy Industries, Ltd.	94,000	619,918
Sumitomo Metal Mining Co., Ltd.	86,000	1,148,478
Sumitomo Mitsui Financial Group, Inc.	237,100	9,240,485
Sumitomo Mitsui Trust Holdings, Inc.	58,500	2,092,484
Sumitomo Realty & Development Co., Ltd.	62,000	1,911,979

See accompanying notes to financial statements.

State Street Master Funds

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Japan – (continued)
Sumitomo Rubber Industries, Ltd.(a)	29,600	$499,480
Sundrug Co., Ltd.	12,400	462,407
Suntory Beverage & Food, Ltd.	24,700	1,147,508
Suruga Bank, Ltd.	34,400	833,364
Suzuken Co., Ltd.	13,600	451,477
Suzuki Motor Corp.	62,600	2,969,544
Sysmex Corp.	27,800	1,660,182
T&D Holdings, Inc.	100,000	1,521,449
Taiheiyo Cement Corp.	200,000	728,017
Taisei Corp.	177,000	1,616,251
Taisho Pharmaceutical Holdings Co., Ltd.	5,900	448,959
Taiyo Nippon Sanso Corp.	23,300	261,493
Takashimaya Co., Ltd.	53,000	504,245
Takeda Pharmaceutical Co., Ltd.	126,100	6,407,128
TDK Corp.	23,600	1,552,189
Teijin, Ltd.	31,200	600,064
Terumo Corp.	54,500	2,146,338
THK Co., Ltd.	21,300	602,830
Tobu Railway Co., Ltd.	184,000	1,003,845
Toho Co., Ltd.	18,800	578,925
Toho Gas Co., Ltd.	63,000	458,651
Tohoku Electric Power Co., Inc.	79,000	1,093,316
Tokio Marine Holdings, Inc.	120,900	5,004,503
Tokyo Electric Power Co. Holdings, Inc.(b)	268,100	1,104,755
Tokyo Electron, Ltd.	27,800	3,750,872
Tokyo Gas Co., Ltd.	334,000	1,736,883
Tokyo Tatemono Co., Ltd.	36,300	475,557
Tokyu Corp.	188,000	1,433,927
Tokyu Fudosan Holdings Corp.	90,400	534,226
Toppan Printing Co., Ltd.	94,000	1,030,687
Toray Industries, Inc.	266,000	2,226,057
Toshiba Corp.(a)(b)	741,000	1,792,487
Tosoh Corp.	94,000	962,923
TOTO, Ltd.	26,700	1,019,429
Toyo Seikan Group Holdings, Ltd.	28,500	480,918
Toyo Suisan Kaisha, Ltd.	14,500	555,558
Toyoda Gosei Co., Ltd.	9,700	231,277
Toyota Industries Corp.	28,700	1,509,585
Toyota Motor Corp.	461,600	24,209,761
Toyota Tsusho Corp.	37,100	1,111,085
Trend Micro, Inc.	19,800	1,020,310
Tsuruha Holdings, Inc.	6,500	690,148
Unicharm Corp.	71,000	1,783,215
United Urban Investment Corp. REIT	568	811,356
USS Co., Ltd.	36,100	717,438
West Japan Railway Co.	28,200	1,991,769
Yahoo! Japan Corp.	252,500	1,098,901
Yakult Honsha Co., Ltd.	14,300	973,612
Yamada Denki Co., Ltd.(a)	100,200	497,611
Yamaguchi Financial Group, Inc.	39,000	471,013
Yamaha Corp.	30,500	1,053,222
Yamaha Motor Co., Ltd.	49,600	1,279,288
Yamato Holdings Co., Ltd.	60,500	1,226,853
Yamazaki Baking Co., Ltd.	22,000	438,394
Yaskawa Electric Corp.	44,800	949,349
Yokogawa Electric Corp.	38,300	613,904
Yokohama Rubber Co., Ltd.	20,700	415,437

		565,070,570

Jordan – 0.0%(c)
Hikma Pharmaceuticals PLC	23,594	450,517

Luxembourg – 0.3%
ArcelorMittal(b)	118,841	2,691,906
Eurofins Scientific SE	1,931	1,086,114
Millicom International Cellular SA SDR	10,834	639,157
RTL Group SA(b)	6,365	479,932
SES SA	60,931	1,426,382
Tenaris SA	86,893	1,352,794

		7,676,285

Macau – 0.0%(c)
MGM China Holdings, Ltd.	169,200	376,267
Wynn Macau, Ltd.	272,400	636,471

		1,012,738

Mexico – 0.0%(c)
Fresnillo PLC	41,967	810,063

Netherlands – 4.2%
ABN AMRO Group NV(d)	52,960	1,401,966
Aegon NV	335,936	1,713,072
AerCap Holdings NV(b)	28,214	1,309,976
Akzo Nobel NV	45,133	3,916,843
Altice NV Class A(b)	71,703	1,651,973
Altice NV Class B(b)	19,053	439,073
ASML Holding NV	65,925	8,579,265
Boskalis Westminster	17,863	579,325
EXOR NV	20,181	1,090,796
Gemalto NV	15,050	902,035
Heineken Holding NV	18,480	1,691,458
Heineken NV	41,210	4,001,286
ING Groep NV	682,838	11,760,044
Koninklijke Ahold Delhaize NV	226,628	4,326,965
Koninklijke DSM NV	32,508	2,359,580
Koninklijke KPN NV	625,355	1,997,809
Koninklijke Philips NV	164,134	5,821,078
Koninklijke Vopak NV	14,298	662,088
NN Group NV	56,825	2,016,942
NXP Semiconductors NV(b)	47,872	5,239,590
Randstad Holding NV	22,428	1,307,663
Royal Dutch Shell PLC Class A	783,828	20,719,410
Royal Dutch Shell PLC Class B	664,985	17,815,499
Wolters Kluwer NV	54,922	2,321,799

		103,625,535

New Zealand – 0.2%
Auckland International Airport, Ltd.	174,607	911,551
Contact Energy, Ltd.	116,874	445,847
Fletcher Building, Ltd.	125,286	732,958
Mercury NZ, Ltd.	144,564	351,421

See accompanying notes to financial statements.

State Street Master Funds

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
New Zealand – (continued)
Meridian Energy, Ltd.	192,725	$410,640
Ryman Healthcare, Ltd.	72,076	437,497
Spark New Zealand, Ltd.	345,222	955,476

		4,245,390

Norway – 0.6%
DNB ASA	167,297	2,835,999
Gjensidige Forsikring ASA	32,985	561,127
Marine Harvest ASA(b)	67,620	1,153,552
Norsk Hydro ASA	230,317	1,272,474
Orkla ASA	135,099	1,368,465
Schibsted ASA Class A	13,202	317,731
Schibsted ASA Class B	15,363	338,378
Statoil ASA	198,372	3,277,525
Telenor ASA	132,641	2,193,094
Yara International ASA	32,889	1,231,279

		14,549,624

Portugal – 0.2%
EDP – Energias de Portugal SA	433,534	1,415,659
Galp Energia SGPS SA	90,821	1,373,031
Jeronimo Martins SGPS SA	45,284	882,676

		3,671,366

Singapore – 1.3%
Ascendas REIT	402,050	762,139
CapitaLand Commercial Trust	343,000	413,538
CapitaLand Mall Trust REIT	390,000	559,429
CapitaLand, Ltd.	470,700	1,196,535
City Developments, Ltd.	72,400	564,224
ComfortDelGro Corp., Ltd.	335,000	559,611
DBS Group Holdings, Ltd.	318,313	4,794,866
Genting Singapore PLC	1,167,800	920,262
Global Logistic Properties, Ltd.	497,500	1,033,410
Golden Agri-Resources, Ltd.	1,326,600	361,314
Hutchison Port Holdings Trust	935,800	402,394
Jardine Cycle & Carriage, Ltd.	17,233	555,096
Keppel Corp., Ltd.	265,300	1,211,996
Oversea-Chinese Banking Corp., Ltd.	557,026	4,365,262
SATS, Ltd.	114,700	425,694
Sembcorp Industries, Ltd.	177,900	397,960
Singapore Airlines, Ltd.	91,100	669,595
Singapore Exchange, Ltd.	152,600	813,512
Singapore Press Holdings, Ltd.	306,400	718,794
Singapore Technologies Engineering, Ltd.	247,000	660,174
Singapore Telecommunications, Ltd.	1,445,000	4,082,543
StarHub, Ltd.(a)	120,500	238,051
Suntec Real Estate Investment Trust	417,500	567,037
United Overseas Bank, Ltd.	237,890	3,994,638
UOL Group, Ltd.	89,832	498,469
Wilmar International, Ltd.	251,600	612,165

		31,378,708

South Africa – 0.1%
Investec PLC	119,452	889,855
Mediclinic International PLC(a)	60,148	579,328
Mondi PLC	61,229	1,601,802

		3,070,985

Spain – 3.4%
Abertis Infraestructuras SA	124,284	2,299,219
ACS Actividades de Construccion y Servicios SA	42,964	1,657,513
Aena SA(d)	11,655	2,271,128
Amadeus IT Group SA	77,377	4,620,010
Banco Bilbao Vizcaya Argentaria SA	1,183,601	9,807,431
Banco de Sabadell SA	899,353	1,824,822
Banco Santander SA	2,572,452	16,993,786
Bankia SA	187,877	906,846
Bankinter SA(a)	127,076	1,168,913
CaixaBank SA	632,456	3,015,233
Distribuidora Internacional de Alimentacion SA	112,631	700,243
Enagas SA	40,604	1,136,932
Endesa SA(a)	54,326	1,249,764
Ferrovial SA	82,623	1,831,470
Gamesa Corp. Tecnologica SA	38,407	818,936
Gas Natural SDG SA	63,126	1,475,246
Grifols SA	52,762	1,467,433
Iberdrola SA	1,030,212	8,146,332
Industria de Diseno Textil SA	192,142	7,365,549
Mapfre SA	194,652	678,908
Red Electrica Corp. SA(a)	75,662	1,578,791
Repsol SA	212,186	3,242,917
Telefonica SA	793,040	8,174,887

		82,432,309

Sweden – 2.8%
Alfa Laval AB	52,525	1,073,597
Assa Abloy AB Class B	174,478	3,828,998
Atlas Copco AB Class A	117,510	4,500,030
Atlas Copco AB Class B	70,388	2,429,288
Boliden AB	47,714	1,300,538
Electrolux AB Series B	42,614	1,394,944
Essity AB Class B(b)	104,016	2,842,557
Getinge AB Class B	35,024	684,738
Hennes & Mauritz AB Class B	167,508	4,168,560
Hexagon AB Class B	46,996	2,231,524
Husqvarna AB Class B	80,679	800,616
ICA Gruppen AB	13,522	502,753
Industrivarden AB Class C	27,746	664,492
Investor AB Class B	81,515	3,923,753
Kinnevik AB Class B	41,542	1,270,214
L E Lundbergforetagen AB Class B	6,443	507,981
Lundin Petroleum AB(b)	30,763	591,221
Nordea Bank AB	539,305	6,854,366
Sandvik AB	200,656	3,152,144
Securitas AB Class B	56,568	952,352
Skandinaviska Enskilda Banken AB Class A	264,876	3,200,036
Skanska AB Class B	59,507	1,410,324
SKF AB Class B	69,664	1,409,873
Svenska Handelsbanken AB Class A	265,339	3,793,905
Swedbank AB Class A	158,474	3,857,315

See accompanying notes to financial statements.

State Street Master Funds

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Sweden – (continued)
Swedish Match AB	35,442	$1,246,734
Tele2 AB Class B	66,816	698,694
Telefonaktiebolaget LM Ericsson Class B	544,886	3,892,251
Telia Co. AB	471,238	2,167,196
Volvo AB Class B	273,440	4,655,374

		70,006,368

Switzerland – 8.9%
ABB, Ltd.	353,330	8,736,860
Adecco Group AG(b)	29,333	2,232,941
Baloise Holding AG	8,886	1,375,142
Barry Callebaut AG(b)	370	509,226
Chocoladefabriken Lindt & Spruengli AG(e)	176	1,021,835
Chocoladefabriken Lindt & Spruengli AG(e)	18	1,256,513
Cie Financiere Richemont SA	92,566	7,636,103
Coca-Cola HBC AG(b)	29,579	867,560
Credit Suisse Group AG(b)	417,346	6,040,219
Dufry AG(b)	6,194	1,016,110
EMS-Chemie Holding AG	1,508	1,113,304
Geberit AG	6,593	3,078,776
Givaudan SA	1,608	3,220,534
Glencore PLC(b)	2,171,884	8,102,392
Julius Baer Group, Ltd.(b)	40,401	2,128,367
Kuehne + Nagel International AG	9,666	1,614,953
LafargeHolcim, Ltd.(b)	81,213	4,655,765
Lonza Group AG(b)	13,569	2,937,246
Nestle SA	551,599	48,066,555
Novartis AG	395,967	32,995,527
Pargesa Holding SA	7,650	582,747
Partners Group Holding AG	2,977	1,848,093
Roche Holding AG	124,580	31,767,802
Schindler Holding AG(e)	7,268	1,539,892
Schindler Holding AG(e)	3,944	818,741
SGS SA	968	2,347,095
Sika AG	377	2,425,020
Sonova Holding AG	9,633	1,566,186
STMicroelectronics NV(a)	113,126	1,621,855
Straumann Holding AG	1,786	1,017,348
Swatch Group AG(e)	5,182	1,916,093
Swatch Group AG(e)	10,693	782,170
Swiss Life Holding AG(b)	5,368	1,813,904
Swiss Prime Site AG(b)	13,273	1,207,203
Swiss Re AG	57,319	5,246,186
Swisscom AG	4,460	2,154,902
UBS Group AG(b)	647,456	10,979,675
Vifor Pharma AG	9,106	1,005,069
Wolseley PLC	44,561	2,728,001
Zurich Insurance Group AG	26,742	7,793,758

		219,767,668

United Kingdom – 15.4%
3i Group PLC	175,202	2,053,896
Aberdeen Asset Management PLC	149,307	585,706
Admiral Group PLC	38,319	996,982
Anglo American PLC(b)	226,888	3,017,892
Ashtead Group PLC	86,365	1,782,600
Associated British Foods PLC	64,314	2,452,753
AstraZeneca PLC	224,733	14,989,926
Auto Trader Group PLC(d)	186,149	918,833
Aviva PLC	720,370	4,921,909
Babcock International Group PLC	40,052	458,085
BAE Systems PLC	563,918	4,640,393
Barclays PLC	3,011,640	7,931,514
Barratt Developments PLC	177,650	1,300,323
Berkeley Group Holdings PLC	24,323	1,019,549
BP PLC	3,462,174	19,913,550
British American Tobacco PLC	329,794	22,421,706
British Land Co. PLC REIT	181,550	1,427,916
BT Group PLC	1,518,355	5,813,254
Bunzl PLC	59,591	1,771,042
Burberry Group PLC	77,992	1,682,720
Capita PLC	108,576	975,255
Centrica PLC	1,011,695	2,630,909
CNH Industrial NV	172,154	1,946,813
Cobham PLC	394,650	664,369
Coca-Cola European Partners PLC	40,293	1,633,742
Compass Group PLC	276,871	5,826,194
ConvaTec Group PLC(b)(d)	220,763	915,338
Croda International PLC	23,514	1,186,615
DCC PLC	15,020	1,363,764
Diageo PLC	442,754	13,046,484
Direct Line Insurance Group PLC	242,834	1,121,035
Dixons Carphone PLC	153,548	565,643
easyJet PLC	28,875	509,722
Fiat Chrysler Automobiles NV(b)	192,744	2,029,069
G4S PLC	281,805	1,194,789
GKN PLC	298,523	1,264,118
GlaxoSmithKline PLC	871,688	18,518,415
Hammerson PLC REIT	141,199	1,053,692
Hargreaves Lansdown PLC	41,443	700,897
HSBC Holdings PLC	3,478,788	32,160,080
IMI PLC	44,363	688,622
Imperial Brands PLC	170,002	7,615,115
Inmarsat PLC	87,430	873,899
InterContinental Hotels Group PLC	32,572	1,805,341
International Consolidated Airlines Group SA	120,036	951,367
Intertek Group PLC	27,259	1,493,158
Intu Properties PLC REIT	156,211	546,031
ITV PLC	648,668	1,528,453
J Sainsbury PLC	294,197	961,864
Johnson Matthey PLC	35,957	1,340,938
Kingfisher PLC	382,427	1,493,737
Land Securities Group PLC REIT	143,120	1,883,224
Legal & General Group PLC	1,060,029	3,556,594
Lloyds Banking Group PLC	12,586,228	10,814,779
London Stock Exchange Group PLC	56,826	2,691,262

See accompanying notes to financial statements.

State Street Master Funds

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
United Kingdom – (continued)
Marks & Spencer Group PLC	273,085	$1,182,294
Meggitt PLC	143,867	891,211
Merlin Entertainments PLC(d)	113,142	706,170
National Grid PLC	609,358	7,533,736
Next PLC	24,538	1,229,047
Old Mutual PLC	890,102	2,236,086
Pearson PLC	147,939	1,328,823
Persimmon PLC	54,546	1,588,513
Petrofac, Ltd.	44,356	254,664
Provident Financial PLC	26,726	844,633
Prudential PLC	454,863	10,404,762
Randgold Resources, Ltd.	16,737	1,479,442
Reckitt Benckiser Group PLC	117,068	11,836,770
RELX NV	173,255	3,556,908
RELX PLC	191,204	4,122,847
Rio Tinto PLC	218,475	9,200,405
Rio Tinto, Ltd.	74,844	3,632,273
Rolls-Royce Holdings PLC(b)	297,109	3,438,632
Royal Bank of Scotland Group PLC(b)	596,872	1,916,558
Royal Mail PLC	163,901	896,731
RSA Insurance Group PLC	177,620	1,420,078
Sage Group PLC	187,691	1,677,352
Schroders PLC	19,899	802,315
Segro PLC REIT	176,027	1,118,557
Severn Trent PLC	39,903	1,130,974
Sky PLC	185,923	2,400,555
Smith & Nephew PLC	154,134	2,652,812
Smiths Group PLC	68,772	1,426,622
SSE PLC	178,690	3,372,547
St James’s Place PLC	92,071	1,413,620
Standard Chartered PLC(b)	575,954	5,814,505
Standard Life PLC	350,606	1,817,579
Tate & Lyle PLC	75,937	652,986
Taylor Wimpey PLC	560,962	1,283,901
Tesco PLC(b)	1,423,757	3,121,767
Travis Perkins PLC	47,042	889,080
Unilever NV	289,287	15,943,004
Unilever PLC	225,840	12,188,888
United Utilities Group PLC	124,075	1,398,125
Vodafone Group PLC	4,681,237	13,240,701
Weir Group PLC	41,494	932,985
Whitbread PLC	32,926	1,696,654
Wm Morrison Supermarkets PLC	391,659	1,227,093
Worldpay Group PLC(d)	365,813	1,495,843
WPP PLC	225,588	4,729,462

		379,780,386

United States – 0.6%
Carnival PLC	31,788	2,097,583
Mobileye NV(b)	30,377	1,907,675
QIAGEN NV(b)	37,149	1,234,035
Shire PLC	133,677	7,358,848
Shire PLC ADR	8,899	1,470,738
Taro Pharmaceutical Industries, Ltd.(b)	2,744	307,493

		14,376,372

TOTAL COMMON STOCKS (Cost $2,206,458,558)		2,413,593,702

RIGHTS – 0.0%(c)
Spain – 0.0%(c)
ACS Actividades de Construccion y Servicios SA (expiring 7/17/17)(b)	42,964	34,302
Repsol SA (expiring 6/30/17)(b)	212,186	96,803

		131,105

TOTAL RIGHTS (Cost $137,238)		131,105

SHORT-TERM INVESTMENTS – 2.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92%(f)(g) (Cost $37,493,347)	37,493,347	37,493,347
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $11,533,636)	11,533,636	11,533,636

TOTAL SHORT-TERM INVESTMENTS (Cost $49,026,983)		49,026,983

TOTAL INVESTMENTS – 99.9% (Cost $2,255,622,779)		2,462,751,790
Other Assets in Excess of Liabilities – 0.1%		2,532,857

NET ASSETS – 100.0%		$2,465,284,647

(a)	All or a portion of the shares of the security are on loan at June 30, 2017.

(b)	Non-income producing security.

(c)	Amount is less than 0.05% of net assets.

(d)

Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.6% of net assets as of June 30, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(e)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.

(f)

The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.

(g)	The rate shown is the annualized seven-day yield at June 30, 2017.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.

State Street Master Funds

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

At June 30, 2017, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Value	Unrealized Depreciation
Mini MSCI EAFE (long)	09/15/2017	482	$45,539,360	$(101,133)

During the period ended June 30, 2017, average notional value related to futures contracts was $45,674,929 or 1.9% of net assets.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Common Stocks
Australia	$171,293,100	$–	$–	$171,293,100
Austria	5,816,560	–	–	5,816,560
Belgium	27,620,286	–	–	27,620,286
Chile	704,837	–	–	704,837
China	333,703	–	–	333,703
Denmark	43,646,173	–	–	43,646,173
Finland	24,586,883	–	–	24,586,883
France	246,852,064	–	–	246,852,064
Germany	229,304,507	–	–	229,304,507
Hong Kong	82,945,447	–	–	82,945,447
Ireland	15,512,988	–	–	15,512,988
Israel	13,917,193	–	–	13,917,193
Italy	49,135,077	–	–	49,135,077
Japan	565,070,570	–	–	565,070,570
Jordan	450,517	–	–	450,517
Luxembourg	7,676,285	–	–	7,676,285
Macau	1,012,738	–	–	1,012,738
Mexico	810,063	–	–	810,063
Netherlands	103,625,535	–	–	103,625,535
New Zealand	4,245,390	–	–	4,245,390
Norway	14,549,624	–	–	14,549,624
Portugal	3,671,366	–	–	3,671,366
Singapore	31,378,708	–	–	31,378,708
South Africa	3,070,985	–	–	3,070,985
Spain	82,432,309	–	–	82,432,309
Sweden	70,006,368	–	–	70,006,368
Switzerland	219,767,668	–	–	219,767,668
United Kingdom	379,780,386	–	–	379,780,386
United States	14,376,372	–	–	14,376,372
Rights
Spain	131,105	–	–	131,105
Short-Term Investments	49,026,983	–	–	49,026,983

Total Investments	$2,462,751,790	$–	$–	$2,462,751,790

Liabilities:
Other Financial Instruments:
Futures Contracts(a)	$(101,133)	$–	$–	$(101,133)

Total Other Financial Instruments	$(101,133)	$–	$–	$(101,133)

(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

See accompanying notes to financial statements.

State Street Master Funds

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Affiliate Table

	Number of shares held at 12/31/16	Value at 12/31/16	Shares purchased	Shares sold	Number of shares held at 6/30/17	Value at 6/30/17	Dividend income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	–	$–	122,312,188	84,818,841	37,493,347	$37,493,347	$33,236
State Street Institutional U.S. Government Money Market Fund, Premier Class	39,019,139	39,019,139	142,528,365	181,547,504	–	–	74,812
State Street Navigator Securities Lending Government Money Market Portfolio	–	–	153,691,123	142,157,487	11,533,636	11,533,636	–

TOTAL		$39,019,139				$49,026,983	$108,048

See accompanying notes to financial statements.

State Street Master Funds

State Street International Developed Equity Index Portfolio

Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

Assets
Investments in unaffiliated issuers, at value* (Note 2)	$2,413,724,807
Investments in affiliated issuers, at value (Note 2)	49,026,983

Total investments	2,462,751,790
Foreign currency, at value	3,501,699
Cash at broker	1,687,000
Cash	5
Receivable from broker – variation margin on open futures contracts	322,915
Receivable for investments sold	29,932
Dividends receivable – unaffiliated issuers (Note 2)	4,754,113
Dividends receivable – affiliated issuers (Note 2)	22,260
Securities lending income receivable – affiliated issuers	77,748
Receivable for foreign taxes recoverable	4,181,009

Total assets	2,477,328,471

Liabilities
Payable upon return of securities loaned	11,533,636
Payable for investments purchased	357
Advisory fee payable (Note 4)	221,855
Custodian fees payable (Note 4)	124,907
Trustees’ fees and expenses payable (Note 5)	132,449
Professional fees payable	28,258
Printing and postage fees payable	2,362

Total liabilities	12,043,824

Net Assets	$2,465,284,647

Cost of Investments:
Investments in unaffiliated issuers	$2,206,595,796
Investments in affiliated issuers	49,026,983

Total cost of investments	$2,255,622,779

Foreign currency, at cost	$3,497,787

* Includes investments in securities on loan, at value	$19,290,291

See accompanying notes to financial statements.

State Street Master Funds

State Street International Developed Equity Index Portfolio

Statement of Operations

For the Period Ended June 30, 2017 (Unaudited)

Investment Income
Interest income	$8,586
Dividend income – unaffiliated issuers (Note 2)	50,373,178
Dividend income – affiliated issuers (Note 2)	108,048
Affiliated securities lending income – net (Note 9)	157,001
Foreign taxes withheld	(4,395,670)

Total investment income (loss)	46,251,143

Expenses
Advisory fee (Note 4)	1,242,989
Administration and custody fees	133,824
Trustees’ fees and expenses (Note 5)	168,812
Professional fees	38,529
Printing and postage fees	856
Insurance expense	181
Miscellaneous expenses	2,795

Total expenses	1,587,986

Net expenses	1,587,986

Net Investment Income (Loss)	44,663,157

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments – unaffiliated issuers	(375,947)
Foreign currency transactions	243,027
Futures contracts	5,762,817

Net realized gain (loss)	5,629,897

Net change in unrealized appreciation/depreciation on:
Investments – unaffiliated issuers	244,574,097
Foreign currency transactions	262,359
Futures contracts	103,725

Net change in unrealized appreciation/depreciation	244,940,181

Net realized and unrealized gain (loss)	250,570,078

Net Increase (Decrease) in Net Assets from Operations	$295,233,235

See accompanying notes to financial statements.

State Street Master Funds

State Street International Developed Equity Index Portfolio

Statement of Changes in Net Assets

	Six Months Ended 6/30/17 (Unaudited)	For the Period 4/29/16* - 12/31/16
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$44,663,157	$27,767,161
Net realized gain (loss)	5,629,897	(3,801,537)
Net change in unrealized appreciation/depreciation	244,940,181	(37,745,625)

Net increase (decrease) in net assets resulting from operations	295,233,235	(13,780,001)

Capital Transactions:
Contributions	319,534,547	1,989,271,659
In-kind subscriptions (Note 1)	–	31,466,206
Withdrawals	(130,547,813)	(25,893,186)

Net Increase (Decrease) in Net Assets from Capital Transactions	188,986,734	1,994,844,679

Net Increase (Decrease) in Net Assets During the Period	484,219,969	1,981,064,678

Net Assets at Beginning of Period	1,981,064,678	–

Net Assets at End of Period	$2,465,284,647	$1,981,064,678

*	Inception date.

See accompanying notes to financial statements.

State Street Master Funds

State Street International Developed Equity Index Portfolio

Financial Highlights

The following table includes selected supplemental data and ratios to average net assets:

	Six Months Ended 6/30/17 (Unaudited)		For the Period 4/29/16* - 12/31/16
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,465,285		$1,981,065
Ratios to average net assets:
Total expenses	0.14	%(a)	0.15	%(a)
Net investment income (loss)	3.95	%(a)	2.57	%(a)
Total return(b)	13.96%		1.00%
Portfolio turnover rate	3	%(c)	1	%(c)

*	Commencement of operations.

(a)	Annualized.

(b)	Total return for periods of less than one year are not annualized. Results represent past performance and is not indicative of future results.

(c)	Not annualized.

See accompanying notes to financial statements.

State Street Master Funds

State Street International Developed Equity Index Portfolio

Notes to Financial Statements

June 30, 2017 (Unaudited)

1.	Organization

State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of June 30, 2017, the Trust consists of six (6) investment portfolios (together, the “Portfolios”). Financial statements herein relate only to the State Street International Developed Equity Index Portfolio (the “Portfolio”), which commenced operations on April 29, 2016.

The Portfolio was formed on April 29, 2016, with an initial in-kind contribution of securities from the State Street Hedged International Developed Equity Index Fund (the “Fund”), as part of a tax-free in-kind transaction in which the Fund contributed equity securities into the Portfolio, and a cash contribution of $10,010 from SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). The transaction consisted of 929 securities totaling $1,275,794,840 at market value, and included $31,466,206 in unrealized depreciation.

The Portfolio is classified as a diversified investment company under the 1940 Act.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The Portfolio’s investments are valued at fair value each day that the Portfolio’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Portfolio’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.

State Street Master Funds

State Street International Developed Equity Index Portfolio

Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

Valuation techniques used to value the Portfolio’s investments by major category are as follows:

•

Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value pursuant to the valuation policy and procedures approved by the Board.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

•

Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Various inputs are used in determining the value of the Portfolio’s investments.

The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the

State Street Master Funds

State Street International Developed Equity Index Portfolio

Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Portfolio’s investments according to the fair value hierarchy as of June 30, 2017 is disclosed in the Portfolio’s Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Portfolio had no material transfers between levels for the six months ended June 30, 2017.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock are recorded as dividend income at fair value.

Distributions received by the Portfolio may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.

All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.

Expenses

Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.

Foreign Currency Translation

The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

State Street Master Funds

State Street International Developed Equity Index Portfolio

Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

Foreign Taxes

The Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolio invests. These foreign taxes, if any, are paid by the Portfolio and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2017, if any, are disclosed in the Portfolio’s Statement of Assets and Liabilities.

3.	Derivative Financial Instruments

Futures Contracts

The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

For the period ended June 30, 2017, the Portfolio entered into futures contracts for cash equitization, return enhancement and to facilitate daily liquidity.

The following summarizes the value of the Portfolio’s derivative instruments as of June 30, 2017 and the related location in the accompanying Statement of Assets, presented by primary underlying risk exposure:

Liability Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts(a)	$–	$–	$–	$(101,133)	$–	$(101,133)

(a)	Unrealized depreciation on open futures contracts.

State Street Master Funds

State Street International Developed Equity Index Portfolio

Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

Net Realized Gain (Loss)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts	$–	$–	$–	$5,762,817	$–	$5,762,817

Net Change in Unrealized Appreciation (Depreciation)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts	$–	$–	$–	$103,725	$–	$103,725

4.	Fees and Transactions with Affiliates

Advisory Fee

The Portfolio has entered into an Investment Advisory Agreement with the Adviser. For its advisory services to the Portfolio, the Portfolio pays the Adviser a management fee at an annual rate of 0.11% of its average daily net assets.

Administrator, Sub-Administrator and Custodian Fees

SSGA FM serves as administrator and State Street serves as custodian, sub-administrator and transfer agent. SSGA FM and State Street receive an annual fee for their services as administrator, custodian, sub-administrator and transfer agent, respectively. The annual fee is accrued daily and payable monthly at the following fee rate:

Asset Levels	Annual percentage of average aggregate monthly net assets
First $400 million	0.03%
Next $15 billion	0.02%
Thereafter	0.01%
Minimum annual fee	$150,000

The minimum fee will be calculated by multiplying the minimum per portfolio fee by the number of portfolios within the Trust to arrive at the total minimum fee. The greater of the asset based fee or the minimum fee will be charged to the Portfolios.

Other Transactions with Affiliates – Securities Lending

State Street, an affiliate of the Portfolio, acts as the securities lending agent for the Portfolio, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017.

State Street Master Funds

State Street International Developed Equity Index Portfolio

Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.

In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, an affiliated money market fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.

Other Transactions with Affiliates

The Portfolio may invest in affiliated entities, including securities issued by State Street Corp., affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2017 are disclosed in the Schedule of Investments.

5.	Trustees’ Fees

The fees and expenses of the Trust’s trustees who are not “interested person” of the Trust, as defined in the 1940 Act (“Independent Trustees”) are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars. The Portfolio has not made any payments to the Independent Trustees during the period ended June 30, 2017.

6.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended June 30, 2017, were as follows:

	Other Securities
	Purchases	Sales
State Street International Developed Equity Index Portfolio	$307,330,550	$73,759,830

7.	Income Tax Information

The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio is deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the respective Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2017, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

State Street Master Funds

State Street International Developed Equity Index Portfolio

Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

As of June 30, 2017, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street International Developed Equity Index Portfolio	$2,248,427,650	$265,857,871	$63,067,367	$202,790,504

8.	Securities Lending

The Portfolio may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.

The Portfolio will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolio may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Portfolio will bear the risk of loss of any cash collateral that it may invest. The Portfolio receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Portfolio will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.

The market value of securities on loan as of June 30, 2017, and the value of the invested cash collateral are disclosed in the Portfolio’s Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Portfolio’s Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Portfolio, and the Portfolio does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Portfolio’s Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

State Street Master Funds

State Street International Developed Equity Index Portfolio

Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

The following is a summary of the Portfolio’s securities lending agreements and related cash and non-cash collateral received as of June 30, 2017:

State Street International Developed Equity Index Portfolio

	Remaining Contractual Maturity of the Agreements As of June 30, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$11,533,636	$–	$–	$–	$11,533,636
Total Borrowings	$11,533,636	$–	$–	$–	$11,533,636
Gross amount of recognized liabilities for securities lending transactions.					$11,533,636

9.	Line of Credit

The Portfolio and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $360 million revolving credit facility provided by a syndication of banks under which the Participant may borrow to fund shareholder redemptions. The agreement expires October 12, 2017 unless extended or renewed.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

The Portfolio had no outstanding loans as of June 30, 2017.

10.	Risks

Foreign and Emerging Markets Risk

Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Portfolio invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Portfolio invests in securities of issuers located in emerging markets, these risks may be even more pronounced.

Market and Credit Risk

In the normal course of business, the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.

State Street Master Funds

State Street International Developed Equity Index Portfolio

Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

11.	New Accounting Pronouncement

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has evaluated the impact of the adoption of the amendments to Regulation S-X on the financial statements of the Portfolio and concluded that it will be limited to additional disclosures.

12.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

State Street Master Funds

State Street International Developed Equity Index Portfolio

Other Information

June 30, 2017 (Unaudited)

Expense Example

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2017 to June 30, 2017.

The table below illustrates your Portfolio’s cost in two ways:

•

Based on actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return – This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street International Developed Equity Index Portfolio	0.14%	$1,139.60	$0.74	$1,024.10	$0.70

(a)	Expenses are equal to the Portfolio’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.

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State Street International Developed Equity Index Portfolio

Other Information — (continued)

June 30, 2017 (Unaudited)

Proxy Voting Policies and Procedures and Records

The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio have adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083, (ii) on the SEC’s website at www.sec.gov, or (iii) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding how the Portfolio voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

The Portfolio will file their complete schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Form N-Q is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083, (ii) on the SEC’s website at www.sec.gov, or (iii) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.

State Street Master Funds

State Street International Developed Equity Index Portfolio

Other Information — (continued)

June 30, 2017 (Unaudited)

Trustee Considerations in Approving Continuation of

Investment Advisory Agreement1

Overview of the Contract Review Process

Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.

Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met in person on April 24-25, 2017 and May 16-17, 2017, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street International Developed Equity Index Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by co-counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 24-25, 2017 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 16-17, 2017 meeting. The Independent Trustees considered, among other things, the following:

Information about Performance, Expenses and Fees

•	A report prepared by an independent third-party provider of investment company data, which includes:

•	Comparisons of the State Street Hedged International Developed Equity Index Fund’s (the “HIDE Fund”) performance over the one-year period ended December 31, 2016, to the

[1]

Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns (“issues, factors and concerns”) that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the “annual review process”). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the “special meeting”). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.

State Street Master Funds

State Street International Developed Equity Index Portfolio

Other Information — (continued)

June 30, 2017 (Unaudited)

performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);

•

Comparisons of the State Street International Developed Equity Index Fund’s (the “Feeder Fund”, and together with the HIDE Fund, the “Funds”) expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);

•	A chart showing the HIDE Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past two calendar years; and

•	Comparisons of the Feeder Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the HIDE Fund; and

•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).

Information about Portfolio Management

•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;

•	Information concerning the allocation of brokerage; and

•	Information regarding the procedures and processes used to value the assets of the Portfolio.

Information about the Adviser

•	Reports detailing the financial results and condition of the Adviser and its affiliates;

•	Descriptions of the qualifications, education and experience of the individual investment professionals responsible for managing the portfolio of the Portfolio;

•	Information relating to compliance with and the administration of each Code of Ethics adopted by the Adviser;

•	A copy of the Adviser’s proxy voting policies and procedures;

•

Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the Portfolio;

•

A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;

State Street Master Funds

State Street International Developed Equity Index Portfolio

Other Information — (continued)

June 30, 2017 (Unaudited)

•	A description of the business continuity and disaster recovery plans of the Adviser; and

•	Information regarding the Adviser’s risk management processes.

Other Relevant Information

•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);

•

Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, transfer agent, fund accountant and securities lending agent of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;

•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;

•

Draft responses to a letter from Joseph P. Barri, LLC, co-counsel along with the law firm of Sullivan & Worcester LLP (together, “Independent Counsel”) to the Independent Trustees, reviewed prior to such date by Independent Counsel, requesting specific information from each of:

•

SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins before taxes from such operations for the calendar year ended December 31, 2016; and the relevant operations of other affiliated service providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2016;

•

State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, transfer agent and securities lending agent for the Portfolio, with respect to its operations relating to the Portfolio; and

•

State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;

•

Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Joseph P. Barri, LLC prior to the executive sessions of the Board on May 16-17, 2017;

•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Funds; and

•	A summary of the foregoing materials prepared by Independent Counsel.

In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.

The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business

State Street Master Funds

State Street International Developed Equity Index Portfolio

Other Information — (continued)

June 30, 2017 (Unaudited)

judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.

Results of the Process

Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 16-17, 2017 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2017, for an additional year with respect to the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in equity securities. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in monitoring the Portfolio’s securities lending activities.

On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.

Portfolio Performance

The Board considered the Portfolio’s performance by evaluating the performance of the HIDE Fund. The Board compared the HIDE Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for the one-year period ended December 31, 2016. For purposes of these comparisons the Independent Trustees relied extensively on the Performance

State Street Master Funds

State Street International Developed Equity Index Portfolio

Other Information — (continued)

June 30, 2017 (Unaudited)

Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge.

The Board considered that the Fund outperformed the medians of its Performance Group and Performance Universe and its Lipper Index for the 1-year period.

On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory based on the performance of the Fund in comparison to the performance of its Performance Group, Performance Universe or Lipper Index.

Management Fees and Expenses

The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Feeder Fund, net of waivers. As part of its review, the Board considered the Feeder Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Feeder Fund. The Board also considered the comparability of the fees charged and the services provided to the Feeder Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Portfolio to limit the total expenses borne by shareholders of the Feeder Fund. Among other information, the Board considered the following expense information in its evaluation of the Portfolio:

The Board considered the investment advisory fee for the State Street International Developed Equity Index Portfolio in the context of its overall master-feeder arrangement with the State Street International Developed Equity Index Fund. The Board considered that the actual management fee for the State Street International Developed Equity Index Fund was below the median of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Feeder Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and the fees and the expense ratio of the Portfolio are reasonable in relation to the services provided.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including enterprise, litigation, business, operational and

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State Street International Developed Equity Index Portfolio

Other Information — (continued)

June 30, 2017 (Unaudited)

entrepreneurial risk. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Portfolio’s investments.

The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Feeder Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.

Conclusions

In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.

Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

Trustees

Michael F. Holland

Michael A. Jessee

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian, Sub-Administrator and Transfer Agent of the Portfolio

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02119

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

SSIITHIDESAR

Semi-Annual Report

30 June 2017

State Street Master Funds

State Street Money Market Portfolio

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Master Funds

State Street Money Market Portfolio

Semi-Annual Report

June 30, 2017 (Unaudited)

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Master Funds

State Street Money Market Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	June 30, 2017
Certificates of Deposit	32.2%
Other Notes	27.1
Financial Company Commercial Paper	17.0
Asset Backed Commercial Paper	13.1
Treasury Repurchase Agreements	5.6
Government Agency Repurchase Agreements	4.2
Other Commercial Paper	0.8
Other Assets in Excess of Liabilities	0.0 **
Total	100.0%

Maturity Ladder*	June 30, 2017
2 to 30 Days	53.9%
31 to 60 Days	9.4
61 to 90 Days	13.6
Over 90 Days	23.1
Total	100.0%
Average days to maturity	26
Weighted average life	56

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

**	Amount is less than 0.05% of net assets.

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State Street Master Funds

State Street Money Market Portfolio

Schedule of Investments

June 30, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
ASSET BACKED COMMERCIAL PAPER – 13.1%
Alpine Securitization Ltd.(a)	1.220%	08/01/2017	08/01/2017	$50,000,000	$49,944,844
Alpine Securitization Ltd.(a)	1.250%	08/31/2017	08/31/2017	50,000,000	49,891,328
Antalis SA(a)	1.200%	07/07/2017	07/07/2017	65,000,000	64,984,960
Antalis SA(a)	1.250%	09/06/2017	09/06/2017	40,000,000	39,904,196
Atlantic Asset Securitization LLC(a)	1.040%	07/03/2017	07/03/2017	100,000,000	99,990,042
Bennington Stark Capital Co. LLC(a)	1.250%	07/17/2017	07/17/2017	75,000,000	74,957,323
Collateralized Commercial Paper Co. LLC(a)	1.250%	09/06/2017	09/06/2017	85,000,000	84,796,416
Collateralized Commercial Paper Co. LLC, 1 Month USD LIBOR + 0.31%(b)	1.526%	07/26/2017	10/26/2017	100,000,000	100,077,388
Collateralized Commercial Paper Co. LLC, 1 Month USD LIBOR + 0.47%(b)	1.556%	07/06/2017	07/06/2017	100,000,000	100,006,606
Crown Point Cap Co.(a)	1.320%	09/27/2017	09/27/2017	75,000,000	74,760,998
Kells Funding LLC(a)	1.120%	07/24/2017	07/24/2017	75,000,000	74,940,300
Kells Funding LLC(a)	1.200%	09/08/2017	09/08/2017	50,000,000	49,879,444
Liberty Funding LLC(a)	1.240%	09/21/2017	09/21/2017	45,000,000	44,866,889
Liberty Funding LLC(a)	1.250%	09/27/2017	09/27/2017	48,500,000	48,345,446
LMA SA(a)	1.040%	07/03/2017	07/03/2017	100,000,000	99,990,125
LMA SA(a)	1.350%	10/03/2017	10/03/2017	50,000,000	49,828,604
Matchpoint Finance PLC(a)	1.210%	09/01/2017	09/01/2017	50,000,000	49,882,487
Nieuw Amsterdam Receivables Corp.(a)	1.270%	09/15/2017	09/15/2017	85,000,000	84,764,198
Victory Receivables Corp.(a)	1.330%	09/15/2017	09/15/2017	100,000,000	99,684,086

TOTAL ASSET BACKED COMMERCIAL PAPER					1,341,495,680

CERTIFICATES OF DEPOSIT – 32.2%
Bank of Montreal(a)	1.220%	09/15/2017	09/15/2017	50,000,000	49,993,820
Bank of Montreal(a)	1.110%	08/09/2017	08/09/2017	50,000,000	49,992,122
Bank of Montreal, 1 Month USD LIBOR + 0.13%(b)	1.206%	07/03/2017	11/03/2017	75,000,000	75,009,199
Bank of Montreal(a)	1.310%	10/02/2017	10/02/2017	42,000,000	42,002,837
Bank of Montreal, 3 Month USD LIBOR + 0.17%(b)	1.356%	08/23/2017	05/23/2018	80,000,000	80,039,110
Bank of Tokyo-Mitsubishi UFJ Ltd.(a)	1.130%	07/05/2017	07/05/2017	50,000,000	49,999,610
Bank of Tokyo-Mitsubishi UFJ Ltd.(a)	1.240%	09/11/2017	09/11/2017	75,000,000	75,000,119
Bank of Tokyo-Mitsubishi UFJ Ltd.(a)	1.250%	09/21/2017	09/21/2017	100,000,000	99,999,271
Bank of Tokyo-Mitsubishi UFJ Ltd.(a)	1.260%	10/10/2017	10/10/2017	50,000,000	49,997,032
BNP Paribas(a)	1.280%	10/02/2017	10/02/2017	100,000,000	100,007,970
Canadian Imperial Bank of Commerce, 1 Month USD LIBOR + 0.29%(b)	1.341%	07/03/2017	12/01/2017	50,000,000	50,047,977
Citibank NA(a)	1.220%	09/15/2017	09/15/2017	75,000,000	74,993,293
Citibank NA(a)	1.240%	10/06/2017	10/06/2017	50,000,000	49,991,587
Citibank NA(a)	1.300%	10/03/2017	10/03/2017	75,000,000	75,000,555

See accompanying notes to financial statements.

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State Street Master Funds

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Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
CERTIFICATES OF DEPOSIT – (continued)
Citibank NA(a)	1.300%	10/12/2017	10/12/2017	$50,000,000	$49,998,610
Credit Agricole Corporate & Investment Bank(a)	1.000%	07/05/2017	07/05/2017	100,000,000	99,997,307
Credit Agricole Corporate & Investment Bank(a)	1.240%	09/21/2017	09/21/2017	75,000,000	74,998,354
Credit Suisse(a)	1.150%	07/19/2017	07/19/2017	33,000,000	32,999,400
Credit Suisse(a)	1.150%	07/27/2017	07/27/2017	34,000,000	33,998,790
Credit Suisse(a)	1.150%	07/28/2017	07/28/2017	33,000,000	32,998,731
ING Bank NV(a)	1.210%	07/06/2017	07/06/2017	55,000,000	55,000,000
ING Bank NV(a)	1.230%	08/07/2017	08/07/2017	115,000,000	115,000,000
ING Bank NV, 1 Month USD LIBOR + 0.23%(b)	1.306%	07/04/2017	11/06/2017	53,000,000	53,000,000
ING Bank NV, 1 Month USD LIBOR + 0.26%(b)	1.474%	07/21/2017	10/16/2017	51,000,000	51,000,000
Lloyds Bank PLC, 1 Month USD LIBOR + 0.15%(b)	1.226%	07/03/2017	11/03/2017	75,000,000	75,016,117
Lloyds Bank PLC, 1 Month USD LIBOR + 0.45%(b)	1.662%	07/20/2017	07/20/2017	75,000,000	75,020,148
Mizuho Bank Ltd.(a)	1.120%	07/05/2017	07/05/2017	75,000,000	74,999,415
Nordea Bank AB(a)	0.990%	07/03/2017	07/03/2017	75,000,000	74,998,799
Norinchukin Bank(a)	1.200%	08/02/2017	08/02/2017	115,000,000	115,000,834
Norinchukin Bank(a)	1.220%	09/20/2017	09/20/2017	75,000,000	74,995,228
Rabobank Nederland NV(a)	1.240%	10/05/2017	10/05/2017	18,000,000	17,998,884
Royal Bank of Canada, 3 Month USD LIBOR + 0.13%(b)	1.358%	09/12/2017	06/12/2018	75,000,000	74,996,988
Royal Bank of Canada, 1 Month USD LIBOR + 0.35%(b)	1.434%	07/07/2017	03/07/2018	100,000,000	100,120,132
Royal Bank of Canada, 1 Month USD LIBOR + 0.24%(b)	1.449%	07/19/2017	04/19/2018	72,000,000	72,029,648
Royal Bank of Canada, 1 Month USD LIBOR + 0.44%(b)	1.516%	07/05/2017	08/04/2017	100,000,000	100,042,593
Royal Bank of Canada, 1 Month USD LIBOR + 0.46%(b)	1.676%	07/24/2017	10/24/2017	48,000,000	48,058,190
Sumitomo Mitsui Banking Corp., 1 Month USD LIBOR + 0.26%(b)	1.387%	07/13/2017	10/13/2017	50,000,000	50,017,964
Svenska Handelsbanken AB, 1 Month USD LIBOR + 0.12%(b)	1.279%	07/17/2017	12/15/2017	50,000,000	50,004,190
Swedbank AB(a)	1.110%	07/05/2017	07/05/2017	100,000,000	99,999,416
Toronto-Dominion Bank(a)	1.300%	09/28/2017	09/28/2017	100,000,000	100,014,719
Toronto-Dominion Bank(a)	1.300%	09/28/2017	09/28/2017	75,000,000	75,011,065
Toronto-Dominion Bank, 1 Month USD LIBOR + 0.34%(b)	1.416%	07/03/2017	03/05/2018	50,000,000	50,058,407
UBS AG(a)	1.200%	09/06/2017	09/06/2017	75,000,000	74,987,101

See accompanying notes to financial statements.

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Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
CERTIFICATES OF DEPOSIT – (continued)
Wells Fargo Bank NA, 1 Month USD LIBOR + 0.10%(b)	1.189%	07/10/2017	11/09/2017	$50,000,000	$50,004,136
Wells Fargo Bank NA, 1 Month USD LIBOR + 0.12%(b)	1.329%	07/18/2017	10/18/2017	67,500,000	67,512,439
Wells Fargo Bank NA, 1 Month USD LIBOR + 0.46%(b)	1.546%	07/06/2017	08/07/2017	150,000,000	150,072,748
Wells Fargo Bank NA, 1 Month USD LIBOR + 0.46%(b)	1.577%	07/10/2017	08/10/2017	104,000,000	104,053,435

TOTAL CERTIFICATES OF DEPOSIT					3,296,078,290

FINANCIAL COMPANY COMMERCIAL PAPER – 17.0%
Bank of Nova Scotia, 1 Month USD LIBOR + 0.28%(b)	1.331%	07/03/2017	12/01/2017	75,000,000	75,052,771
Bank of Nova Scotia, 3 Month USD LIBOR + 0.20%(b)	1.372%	08/21/2017	02/21/2018	49,000,000	49,026,898
Bank of Nova Scotia, 3 Month USD LIBOR + 0.20%(b)	1.386%	08/23/2017	02/23/2018	32,000,000	32,017,823
BNP Paribas(a)	1.150%	07/05/2017	07/05/2017	125,000,000	124,979,445
Caisse des Depots et Consignations(a)	1.100%	07/03/2017	07/03/2017	100,000,000	99,991,758
Caisse des Depots et Consignations(a)	1.130%	07/25/2017	07/25/2017	50,000,000	49,963,368
Commonwealth Bank of Australia, 1 Month USD LIBOR + 0.17%(b)	1.256%	07/03/2017	06/01/2018	75,000,000	75,026,962
DBS Bank Ltd.(a)	1.120%	08/01/2017	08/01/2017	85,000,000	84,910,769
DBS Bank Ltd.(a)	1.170%	08/24/2017	08/24/2017	84,038,000	83,884,316
DBS Bank Ltd.(a)	1.310%	10/10/2017	10/10/2017	100,000,000	99,648,100
DBS Bank Ltd.(a)	1.310%	10/12/2017	10/12/2017	100,000,000	99,640,622
Erste Abwicklungsanstalt(a)	1.140%	08/16/2017	08/16/2017	65,000,000	64,901,476
National Australia Bank Ltd., 3 Month USD LIBOR + 0.14%(b)	1.290%	07/07/2017	04/06/2018	50,000,000	50,020,035
National Australia Bank Ltd., 1 Month USD LIBOR + 0.37%(b)	1.586%	07/24/2017	10/23/2017	75,000,000	75,069,097
Nordea Bank AB(a)	1.215%	09/12/2017	09/12/2017	80,000,000	79,800,365
NRW.BANK(a)	1.045%	07/10/2017	07/10/2017	100,000,000	99,967,944
NRW.BANK(a)	1.070%	07/20/2017	07/20/2017	50,000,000	49,967,556
NRW.BANK(a)	1.090%	07/18/2017	07/18/2017	75,000,000	74,956,312
Sumitomo Mitsui Banking Corp.(a)	1.150%	07/28/2017	07/28/2017	75,000,000	74,929,591
Toronto-Dominion Bank(a)	1.030%	07/11/2017	07/11/2017	75,000,000	74,972,408
Toronto-Dominion Bank(a)	1.110%	07/06/2017	07/06/2017	125,000,000	124,974,959
Westpac Banking Corp., 1 Month USD LIBOR + 0.23%(b)	1.439%	07/13/2017	04/13/2018	53,000,000	53,034,858
Westpac Banking Corp., 1 Month USD LIBOR + 0.36%(b)	1.572%	07/20/2017	08/18/2017	40,000,000	40,019,739

TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					1,736,757,172

See accompanying notes to financial statements.

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State Street Master Funds

State Street Money Market Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
OTHER COMMERCIAL PAPER – 0.8%
General Electric Co.(a)	1.080%	07/03/2017	07/03/2017	$50,000,000	$49,995,584
Toyota Motor Credit Corp., 1 Month USD LIBOR + 0.15%(b)	1.239%	07/10/2017	03/05/2018	33,000,000	32,987,901

TOTAL OTHER COMMERCIAL PAPER					82,983,485

OTHER NOTES – 27.1%
Bank of America NA, 1 Month USD LIBOR + 0.14%(b)	1.191%	07/03/2017	01/02/2018	74,000,000	73,992,748
Bank of America NA, 1 Month USD LIBOR + 0.14%(b)	1.200%	07/05/2017	01/04/2018	50,000,000	49,997,523
Bank of America NA, 1 Month USD LIBOR + 0.12%(b)	1.329%	07/17/2017	11/17/2017	50,000,000	49,998,180
Bank of America NA, 1 Month USD LIBOR + 0.38%(b)	1.497%	07/05/2017	07/05/2017	75,000,000	75,000,000
Bank of Nova Scotia(a)	1.060%	07/03/2017	07/03/2017	225,000,000	225,000,000
BNP Paribas(a)	1.060%	07/03/2017	07/03/2017	190,000,000	190,000,000
Credit Agricole Corporate & Investment Bank(a)	1.060%	07/03/2017	07/03/2017	47,425,000	47,425,000
Lloyds Bank PLC(a)	1.050%	07/03/2017	07/03/2017	325,000,000	325,000,000
National Australia Bank Ltd(a)	1.050%	07/03/2017	07/03/2017	150,000,000	150,000,000
National Bank of Canada(a)	1.050%	07/03/2017	07/03/2017	200,000,000	200,000,000
National Bank of Canada(a)	1.130%	07/06/2017	07/06/2017	150,000,000	150,000,000
Natixis North America LLC(a)	1.060%	07/03/2017	07/03/2017	400,000,000	400,000,000
Nordea Bank Finland PLC(a)	1.070%	07/03/2017	07/03/2017	250,000,000	250,000,000
Skandinaviska Enskilda Banken AB(a)	1.060%	07/03/2017	07/03/2017	189,000,000	189,000,000
Svenska Handelsbanken AB(a)	1.060%	07/03/2017	07/03/2017	350,000,000	350,000,000
Toyota Motor Credit Corp., 3 Month USD LIBOR + 0.25%(b)	1.468%	09/05/2017	12/05/2017	50,000,000	50,042,262

TOTAL OTHER NOTES					2,775,455,713

GOVERNMENT AGENCY REPURCHASE AGREEMENTS – 4.2%
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2017 (collateralized by a Federal National Mortgage Association, 7.125% due 01/15/2030, a U.S. Treasury Inflation Index Note, 0.250% due 01/15/2025, and U.S. Treasury Strips, 0.000% due 11/15/2017 – 02/15/2026, valued at $82,620,011); expected proceeds $81,007,358	1.090%	07/03/2017	07/03/2017	81,000,000	81,000,000

See accompanying notes to financial statements.

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Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/30/2017 (collateralized by Federal National Mortgage Associations, 3.000% – 5.000% due 05/05/2029 – 06/01/2047, valued at $19,380,001); expected proceeds $19,001,678	1.060%	07/03/2017	07/03/2017	$19,000,000	$19,000,000
Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/30/2017 (collateralized by Federal National Mortgage Associations, 2.000% – 10.000% due 10/01/2017 – 04/01/2050, a Government National Mortgage Association, 4.000% due 02/20/2047, U.S. Treasury Bills, 0.000% due 07/13/2017 – 08/31/2017, and a U.S. Treasury Bond, 2.500% due 05/15/2046, valued at $67,322,592); expected proceeds $66,006,160	1.120%	07/03/2017	07/03/2017	66,000,000	66,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/30/2017 (collateralized by a Federal National Mortgage Association, 1.000% due 05/21/2018, a U.S. Treasury Bill, 0.000% due 11/09/2017, U.S. Treasury Bonds, 3.375% – 3.625% due 02/15/2044 – 05/15/2044, and a U.S. Treasury Strip, 0.000% due 05/15/2023, valued at $9,180,000); expected proceeds $9,000,840	1.120%	07/03/2017	07/03/2017	9,000,000	9,000,000

Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 06/30/2017 (collateralized by Federal Home Loan Banks, 1.000% – 1.690% due 09/26/2019 – 06/29/2020, a Federal Home Loan Discount Note, 0.000% due 04/10/2018, a U.S. Treasury Bill, 0.000% due 07/20/2017, a U.S. Treasury Bond, 3.000% due 05/15/2045, a U.S. Treasury Inflation Index Bond, 2.375% due 01/15/2027, U.S. Treasury Inflation Index Notes, 0.375% – 0.625% due 07/15/2021 – 07/15/2025, and U.S. Treasury Notes, 1.075% – 1.081% due 10/31/2017 – 07/31/2018, valued at $255,023,870); expected proceeds $250,023,333

	1.120%	07/03/2017	07/03/2017	250,000,000	250,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					425,000,000

See accompanying notes to financial statements.

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Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY REPURCHASE AGREEMENTS – 5.6%
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2017 (collateralized by a U.S. Treasury Note, 1.125% due 05/31/2019, valued at $55,080,057); expected proceeds $54,004,860	1.080%	07/03/2017	07/03/2017	$54,000,000	$54,000,000
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 06/30/2017 (collateralized by a U.S. Treasury Bond, 4.375% due 05/15/2041, valued at $521,043,430); expected proceeds $521,043,417	1.000%	07/03/2017	07/03/2017	521,000,000	521,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					575,000,000

TOTAL INVESTMENTS – 100.0%(c) (Cost $10,231,981,494)					10,232,770,340
Other Assets in Excess of Liabilities – 0.0%(d)					3,525,732

NET ASSETS – 100.0%					$10,236,296,072

(a)	Rate represents annualized yield at date of purchase.

(b)	Variable Rate Security – Interest rate shown is rate in effect at June 30, 2017.

(c)	Also represents the cost for federal tax purposes.

(d)	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Asset Backed Commercial Paper	$–	$1,341,495,680	$–	$1,341,495,680
Certificates of Deposit	–	3,296,078,290	–	3,296,078,290
Financial Company Commercial Paper	–	1,736,757,172	–	1,736,757,172
Other Commercial Paper	–	82,983,485	–	82,983,485
Other Notes	–	2,775,455,713	–	2,775,455,713
Government Agency Repurchase Agreements	–	425,000,000	–	425,000,000
Treasury Repurchase Agreements		575,000,000		575,000,000

Total Investments	$–	$10,232,770,340	$–	$10,232,770,340

See accompanying notes to financial statements.

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Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

Assets
Investments in securities, at value (Note 2)	$9,232,770,340
Repurchase agreements, at value	1,000,000,000

Total investments	10,232,770,340
Cash	368
Interest receivable (Note 2)	4,886,413

Total assets	10,237,657,121

Liabilities
Advisory fee payable (Note 4)	415,300
Administration, custody and transfer agent fees payable (Note 4)	688,097
Trustees’ fees and expenses (Note 5)	47,142
Professional fees payable	96,442
Printing fees payable	20,534
Accrued expenses and other liabilities	93,534

Total liabilities	1,361,049

Net Assets	$10,236,296,072

Cost of Investments:
Investments in securities	$9,231,981,494
Repurchase agreements	1,000,000,000

Total cost of investments	$10,231,981,494

See accompanying notes to financial statements.

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Statement of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

Investment Income
Interest income	$48,226,138

Expenses
Advisory fee (Note 4)	2,377,235
Administration, custodian and transfer agent fees (Note 4)	483,632
Professional fees	61,531
Printing fees	11,251
Insurance expense	6,468
Miscellaneous expenses	14,360

Total expenses	2,954,477

Net Investment Income (Loss)	45,271,661

Realized Gain (Loss)
Net realized gain (loss) on:
Investments	18,924
Net change in unrealized appreciation/depreciation on:
Investments	(11,805)

Net realized and unrealized gain (loss)	7,119

Net Increase (Decrease) in Net Assets from Operations	$45,278,780

See accompanying notes to financial statements.

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Statements of Changes in Net Assets

	Six Months Ended 6/30/17 (Unaudited)	Year Ended 12/31/16
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$45,271,661	$176,501,548
Net realized gain (loss)	18,924	313,218
Net change in unrealized appreciation/depreciation	(11,805)	800,651

Net increase (decrease) in net assets resulting from operations	45,278,780	177,615,417

Capital Transactions:
Contributions	11,492,155,298	62,887,835,691
Proceeds in connection with Reorganization (Note 8)	–	8,420,969,389
Withdrawals	(9,573,790,630)	(110,897,624,155)

Net Increase (Decrease) in Net Assets from Capital Transactions	1,918,364,668	(39,588,819,075)

Net Increase (Decrease) in Net Assets During the Period	1,963,643,448	(39,411,203,658)

Net Assets at Beginning of period	8,272,652,624	47,683,856,282

Net Assets at End of Period	$10,236,296,072	$8,272,652,624

See accompanying notes to financial statements.

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Financial Highlights

Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/17 (Unaudited)		Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12
Total return(a)	0.47%		0.51%	0.17%	0.13%	0.15%	0.26%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$10,236,296		$8,272,653	$47,683,856	$40,704,468	$34,053,304	$27,508,762
Ratios to Average Net Assets:
Total expenses	0.06	%(b)	0.07%	0.07%	0.07%	0.06%	0.06%
Net investment income (loss)	0.95	%(b)	0.49%	0.17%	0.13%	0.15%	0.25%

(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year is not annualized.

(b)	Annualized.

See accompanying notes to financial statements.

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Notes to Financial Statements

June 30, 2017 (Unaudited)

1.	Organization

State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of June 30, 2017, the Trust consists of six (6) series each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the State Street Money Market Portfolio (the “Portfolio”).

The Portfolio operates as an institutional money market fund. As an institutional money market fund, the Portfolio (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (“SEC”) guidance) to value its portfolio securities and transact at a floating net asset value (“NAV”) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Portfolio’s weekly liquid assets were to fall below a designated threshold, if the Board determines such liquidity fees or redemption gates are in the best interest of the Portfolio.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security	Valuation

The Portfolio’s investments are valued at fair value each day that the Portfolio’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Portfolio’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.

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Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

Valuation techniques used to value the Portfolio’s investments by major category are as follows:

•	Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers.

•	Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated bid prices.

•	Repurchase agreements are valued at the repurchase price as of valuation date.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Portfolio had no transfers between levels for the period ended June 30, 2017.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premium and discounts are amortized/accreted for financial reporting purposes.

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Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.

Expenses

Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio.

3.	Securities and Other Investments

Repurchase Agreements

The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.

The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.

As of June 30, 2017, the Portfolio had invested in repurchase agreements with the gross values of $1,000,000,000 and associated collateral equal to $1,009,649,960.

4.	Fees and Transactions with Affiliates

Advisory Fee

The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.

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Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

Administrator, Sub-Administrator, Custodian and Transfer Agent Fees

SSGA FM serves as administrator and State Street serves as custodian, sub-administrator and transfer agent. SSGA FM and State Street receive an annual fee for their services as administrator, custodian, sub-administrator and transfer agent, respectively. The annual fee is accrued daily and payable monthly at the following fee rate:

Asset Levels	Annual percentage of average aggregate monthly net assets
First $400 million	0.03%
Next $15 billion	0.02%
Thereafter	0.01%
Minimum annual fee per Portfolio	$150,000

The minimum fee will be calculated by multiplying the minimum per Portfolio fee by the number of Portfolios within the Trust to arrive at the total minimum fee. The greater of the asset based fee or the minimum fee will be charged to the Portfolios. SSGA FM and State Street each receive a portion of the fee.

5.	Trustees’ Fees

The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

6.	Income Tax Information

The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the respective Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2016, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

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Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

As of June 30, 2017, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Money Market Portfolio	$10,231,981,494	$1,045,179	$(256,333)	$788,846

7.	Risks

Concentration Risk

As a result of the Portfolio’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio were more broadly diversified.

Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, a Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).

Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.

8.	Reorganization

On August 29, 2016, State Street Institutional Liquid Reserves Fund (“Acquiring Fund”) acquired substantially all of the assets and assumed all of the liabilities of SSGA Prime Money Market Fund and SSGA Money Market Fund (“Acquired Funds”) in exchange for Trust Class shares and Administration Class shares, respectively, of the Acquiring Fund pursuant to an Agreement and Plan of Reorganization approved by the Board. Immediately following, the Fund transferred to the Portfolio all of the net assets received from the Acquired Fund in exchange for an interest in the Portfolio, which is disclosed in the Statements of Changes in Net Assets.

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Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

9.	New Accounting Pronouncement

In October 2016, the SEC adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has evaluated the impact of the adoption of the amendments to Regulation S-X on the financial statements of the Portfolio and concluded that it will be limited to additional disclosures.

10.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

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Other Information

June 30, 2017 (Unaudited)

Expense Example

As a shareholder of a fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2017 to June 30, 2017.

The table below illustrates your Portfolio’s cost in two ways:

•

Based on actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return – This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Money Market Portfolio	0.06%	$1,004.70	$0.30	$1,024.50	$0.30

(a)	Expenses are equal to the Portfolio’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.

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Other Information — (continued)

June 30, 2017 (Unaudited)

Proxy Voting Policies and Procedures and Records

The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio have adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083, (ii) on the SEC’s website at www.sec.gov, or (iii) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding how the Portfolio voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

The Portfolio will file its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Form N-Q is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083, (ii) on the SEC’s website at www.sec.gov, or (iii) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.

Monthly Portfolio Schedule

The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available (i) on the SEC’s website at www.sec.gov, or (ii) at the SEC’s public reference room.

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Other Information — (continued)

June 30, 2017 (Unaudited)

Trustee Considerations in Approving Continuation of

Investment Advisory Agreement1

Overview of the Contract Review Process

Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.

Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met in person on April 24-25, 2017 and May 16-17, 2017, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Money Market Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by co-counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreements. Following the April 24-25, 2017 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 16-17, 2017 meeting. The Independent Trustees considered, among other things, the following:

Information about Performance, Expenses and Fees

•

A report prepared by an independent third-party provider of investment company data, which includes for the feeder fund (the “Fund”) for which the Portfolio serves as the master fund in a master-feeder structure:

•	Comparisons of the Fund’s performance over the past one-, three- and five-year periods ended December 31, 2016, to the performance of an appropriate benchmark constructed by

[1]

Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns (“issues, factors and concerns”) that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the “annual review process”). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the “special meeting”). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.

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Other Information — (continued)

June 30, 2017 (Unaudited)

Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);

•

Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);

•	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and

•	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and

•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).

Information about Portfolio Management

•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;

•	Information concerning the allocation of brokerage; and

•	Information regarding the procedures and processes used to value the assets of the Portfolio.

Information about the Adviser

•	Reports detailing the financial results and condition of the Adviser and its affiliates;

•	Descriptions of the qualifications, education and experience of the individual investment professionals responsible for managing the portfolio of the Portfolio;

•	Information relating to compliance with and the administration of each Code of Ethics adopted by the Adviser;

•	A copy of the Adviser’s proxy voting policies and procedures;

•

Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the Portfolio;

•

A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;

•	A description of the business continuity and disaster recovery plans of the Adviser; and

•	Information regarding the Adviser’s risk management processes.

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Other Information — (continued)

June 30, 2017 (Unaudited)

Other Relevant Information

•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);

•

Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, transfer agent and fund accountant of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;

•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;

•

Draft responses to a letter from Joseph P. Barri, LLC, co-counsel along with the law firm of Sullivan & Worcester LLP (together, “Independent Counsel”) to the Independent Trustees, reviewed prior to such date by Independent Counsel, requesting specific information from each of:

•

SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins before taxes from such operations for the calendar year ended December 31, 2016; and the relevant operations of other affiliated service providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2016;

•	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and transfer agent for the Portfolio, with respect to its operations relating to the Portfolio; and

•

State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;

•

Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Joseph P. Barri, LLC prior to the executive sessions of the Board on May 16-17, 2017;

•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund; and

•	A summary of the foregoing materials prepared by Independent Counsel.

In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.

The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.

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Other Information — (continued)

June 30, 2017 (Unaudited)

Results of the Process

Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 16-17, 2017 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2017, for an additional year with respect to the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.

On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.

Portfolio Performance

The Board considered the Portfolio’s performance by evaluating the performance of the Fund. The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2016. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Portfolio:

Money Market Funds and Portfolios, Generally. The Board noted the relatively narrow range of returns in the Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers,

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Other Information — (continued)

June 30, 2017 (Unaudited)

accounted for substantial differences in performance relative to other funds in such Group and Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.

State Street Institutional Liquid Reserves Fund and State Street Money Market Portfolio. The Board considered that the Fund (a) equaled the median of its Performance Group for the 1-, 3- and 10-year periods and its Lipper Index for the 1-year period, and (b) outperformed the median of its Performance Group for the 5-year period, its Lipper Index for the 3-, 5- and 10-year periods and the median of it Performance Universe for the 1-, 3-, 5- and 10-year periods.

On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory based on the performance of the Fund in comparison to the performance of its Performance Group, Performance Universe or Lipper Index.

Management Fees and Expenses

The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses to limit the total expenses borne by shareholders. For the Portfolio, the Board considered the investment advisory fee in the context of the overall master-feeder arrangement. Among other information, the Board considered the following expense information in its evaluation of the Portfolio:

State Street Institutional Liquid Reserves Fund and State Street Money Market Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and the fees and the expense ratio of the Portfolio are reasonable in relation to the services provided.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their

24

State Street Master Funds

State Street Money Market Portfolio

Other Information — (continued)

June 30, 2017 (Unaudited)

various roles in servicing the Trust, including enterprise, litigation, business, operational and entrepreneurial risk. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Portfolio’s investments.

The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.

Conclusions

In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.

Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

25

Trustees

Michael F. Holland

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Michael A. Jessee

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Master Funds State Street Bank and Trust Company P.O. Box 5049 Boston, MA 02206	SSITILRMMSAR

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

Semi-Annual Report

30 June 2017

State Street Master Funds

State Street U.S. Government Money Market Portfolio

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Semi-Annual Report

June 30, 2017 (Unaudited)

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	June 30, 2017
Government Agency Debt	42.5%
Treasury Repurchase Agreements	35.9
Treasury Debt	13.8
Government Agency Repurchase Agreements	9.3
Liabilities in Excess of Other Assets	(1.5)
Total	100.0%

Maturity Ladder*	June 30, 2017
2 to 30 Days	52.1%
31 to 60 Days	10.7
61 to 90 Days	10.5
Over 90 Days	28.2
Total	101.5%
Average days to maturity	25
Weighted average life	73

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

1

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Schedule of Investments

June 30, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY DEBT – 42.5%
Federal Farm Credit Bank, 1 Month USD LIBOR – 0.15%(a)	0.915%	07/02/2017	04/02/2018	$200,000,000	$200,000,000
Federal Farm Credit Bank, 1 Month USD LIBOR – 0.12%(a)	0.956%	07/03/2017	10/03/2017	98,200,000	98,197,439
Federal Farm Credit Bank, 1 Month USD LIBOR + 0.07%(a)	1.149%	07/07/2017	11/07/2017	150,000,000	149,997,863
Federal Farm Credit Bank, 1 Month USD LIBOR – 0.05%(a)	1.176%	07/30/2017	08/30/2017	124,900,000	124,897,921
Federal Farm Credit Bank, 1 Month USD LIBOR – 0.04%(a)	1.186%	07/30/2017	11/30/2017	150,000,000	149,992,114
Federal Farm Credit Bank, 1 Month USD LIBOR – 0.04%(a)	1.191%	07/30/2017	10/30/2017	125,000,000	124,998,743
Federal Farm Credit Bank, 1 Month USD LIBOR – 0.18%(a)	0.880%	07/02/2017	03/02/2018	115,000,000	115,000,000
Federal Farm Credit Bank, 1 Month USD LIBOR + 0.13%(a)	1.206%	07/04/2017	12/04/2017	125,000,000	125,076,214
Federal Home Loan Bank, 3 Month USD LIBOR – 0.29%(a)	0.858%	07/03/2017	10/03/2017	73,900,000	73,900,000
Federal Home Loan Bank, 3 Month USD LIBOR – 0.09%(a)	1.132%	09/08/2017	09/08/2017	275,000,000	275,000,000
Federal Home Loan Bank, 3 Month USD LIBOR – 0.05%(a)	1.134%	08/08/2017	08/08/2017	250,000,000	250,000,000
Federal Home Loan Bank, 3 Month USD LIBOR – 0.28%(a)	0.966%	09/15/2017	12/15/2017	200,000,000	200,000,000
Federal Home Loan Bank, 1 Month USD LIBOR – 0.08%(a)	1.059%	07/14/2017	12/14/2017	250,000,000	250,000,000
Federal Home Loan Bank, 3 Month USD LIBOR – 0.08%(a)	1.090%	08/01/2017	11/01/2017	50,000,000	50,000,000
Federal Home Loan Bank, 1 Month USD LIBOR + 0.01%(a)	1.232%	07/31/2017	11/28/2017	250,000,000	249,994,782
Federal Home Loan Bank, 1 Month USD LIBOR – 0.11%(a)	0.974%	07/07/2017	07/07/2017	403,600,000	403,600,000
Federal Home Loan Bank, 3 Month USD LIBOR – 0.42%(a)	0.733%	07/24/2017	07/24/2017	156,000,000	156,000,000
Federal Home Loan Bank, 3 Month USD LIBOR – 0.18%(a)	1.002%	08/15/2017	11/15/2017	250,000,000	250,000,000
Federal Home Loan Bank, 1 Month USD LIBOR – 0.01%(a)	1.050%	07/02/2017	10/02/2017	275,000,000	275,000,000
Federal Home Loan Bank, 1 Month USD LIBOR – 0.08%(a)	1.047%	07/13/2017	12/13/2017	148,300,000	148,300,000
Federal Home Loan Bank, 1 Month USD LIBOR – 0.02%(a)	1.207%	07/28/2017	08/28/2017	188,500,000	188,500,000
Federal Home Loan Bank, 3 Month USD LIBOR – 0.18%(a)	1.001%	08/13/2017	11/13/2017	125,000,000	125,000,000

See accompanying notes to financial statements.

2

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY DEBT – (continued)
Federal Home Loan Bank, 1 Month USD LIBOR – 0.02%(a)	1.069%	07/07/2017	09/07/2017	$181,000,000	$181,000,000
Federal Home Loan Bank, 1 Month USD LIBOR – 0.08%(a)	1.079%	07/15/2017	12/15/2017	250,000,000	250,000,000
Federal Home Loan Bank, 3 Month USD LIBOR – 0.05%(a)	1.108%	07/10/2017	07/10/2017	175,000,000	174,999,893
Federal Home Loan Bank, 1 Month USD LIBOR + 0.01%(a)	1.096%	07/06/2017	04/06/2018	90,000,000	89,999,887
Federal Home Loan Bank, 3 Month USD LIBOR –0.40%(a)	0.755%	07/17/2017	07/17/2017	135,700,000	135,700,000
Federal Home Loan Bank(b)	0.800%	07/05/2017	07/05/2017	325,000,000	324,971,111
Federal Home Loan Bank, 3 Month USD LIBOR –0.35%(a)	0.803%	07/22/2017	01/22/2018	171,400,000	171,400,000
Federal Home Loan Bank(b)	0.854%	07/21/2017	07/21/2017	252,500,000	252,380,203
Federal Home Loan Bank, 1 Month USD LIBOR –0.13%(a)	0.966%	07/09/2017	01/09/2018	185,700,000	185,700,000
Federal Home Loan Bank(b)	1.024%	08/23/2017	08/23/2017	311,000,000	310,531,150
Federal Home Loan Bank(b)	1.027%	08/18/2017	08/18/2017	270,000,000	269,630,280
Federal Home Loan Bank(b)	1.030%	08/09/2017	08/09/2017	77,500,000	77,413,523
Federal Home Loan Bank(b)	1.030%	08/14/2017	08/14/2017	355,800,000	355,352,087
Federal Home Loan Bank(b)	1.032%	08/11/2017	08/11/2017	250,000,000	249,706,167
Federal Home Loan Bank(b)	1.032%	08/16/2017	08/16/2017	347,750,000	347,291,434
Federal Home Loan Bank(b)	1.039%	09/27/2017	09/27/2017	411,500,000	410,454,881
Federal Home Loan Bank(b)	1.045%	09/20/2017	09/20/2017	821,000,000	819,069,624
Federal Home Loan Bank(b)	1.048%	09/15/2017	09/15/2017	444,500,000	443,516,568
Federal Home Loan Bank, 1 Month USD LIBOR –0.15%(a)	1.071%	07/25/2017	01/25/2018	211,000,000	211,000,000
Federal Home Loan Bank, 1 Month USD LIBOR –0.17%(a)	0.881%	07/01/2017	02/01/2018	100,000,000	100,000,000
Federal Home Loan Bank, 1 Month USD LIBOR –0.16%(a)	1.049%	07/18/2017	10/18/2017	234,400,000	234,400,000
Federal Home Loan Bank, 1 Month USD LIBOR –0.15%(a)	1.064%	07/18/2017	01/18/2018	105,500,000	105,500,000
Federal Home Loan Bank, 1 Month USD LIBOR –0.03%(a)	1.179%	07/17/2017	08/17/2017	221,800,000	221,800,000
Federal Home Loan Bank, 3 Month USD LIBOR –0.39%(a)	0.782%	07/26/2017	01/26/2018	413,000,000	413,000,000
Federal Home Loan Bank, 1 Month USD LIBOR –0.09%(a)	1.027%	07/11/2017	08/11/2017	67,300,000	67,300,000
Federal Home Loan Bank, 3 Month USD LIBOR –0.19%(a)	1.105%	09/28/2017	06/28/2018	398,550,000	398,550,000
Federal Home Loan Bank, 1 Month USD LIBOR –0.13%(a)	0.946%	07/05/2017	01/05/2018	701,200,000	701,200,000

See accompanying notes to financial statements.

3

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY DEBT – (continued)
Federal Home Loan Bank, 1 Month USD LIBOR –0.03%(a)	1.139%	07/16/2017	08/16/2017	$95,000,000	$95,000,000
Federal Home Loan Bank, 3 Month USD LIBOR –0.32%(a)	0.828%	07/03/2017	04/03/2018	243,000,000	243,000,000
Federal Home Loan Bank, 3 Month USD LIBOR –0.32%(a)	0.975%	09/28/2017	03/28/2018	81,000,000	81,000,000
Federal Home Loan Bank, 3 Month USD LIBOR –0.43%(a)	0.745%	07/27/2017	07/27/2017	102,000,000	101,991,994
Federal Home Loan Bank, 3 Month USD LIBOR –0.41%(a)	0.745%	07/13/2017	07/13/2017	387,000,000	387,000,000
Federal Home Loan Bank, 1 Month USD LIBOR –0.16%(a)	0.931%	07/06/2017	10/06/2017	210,400,000	210,400,000
Federal Home Loan Bank, 3 Month USD LIBOR –0.28%(a)	0.956%	09/13/2017	12/13/2017	94,900,000	94,900,000
Federal Home Loan Bank, 1 Month USD LIBOR –0.03%(a)	1.142%	07/16/2017	08/16/2017	158,500,000	158,500,000
Federal Home Loan Bank, 1 Month USD LIBOR –0.03%(a)	1.177%	07/17/2017	08/17/2017	95,000,000	95,000,000
Federal Home Loan Bank, 1 Month USD LIBOR + 0.08%(a)	1.169%	07/08/2017	01/08/2018	50,000,000	50,051,922
Federal Home Loan Bank, 3 Month USD LIBOR – 0.40%(a)	0.756%	07/12/2017	07/12/2017	339,300,000	339,300,000
Federal Home Loan Mortgage Corp.(b)	0.770%	07/05/2017	07/05/2017	358,073,000	358,042,365
Federal Home Loan Mortgage Corp., 3 Month USD LIBOR – 0.34%(a)	0.818%	07/11/2017	01/11/2018	376,500,000	376,500,000
Federal Home Loan Mortgage Corp.(b)	0.830%	08/04/2017	08/04/2017	336,800,000	336,535,986
Federal Home Loan Mortgage Corp., 1 Month USD LIBOR – 0.16%(a)	0.957%	07/11/2017	05/11/2018	631,400,000	631,400,000
Federal Home Loan Mortgage Corp.(b)	1.015%	10/06/2017	10/06/2017	446,400,000	445,179,158
Federal Home Loan Mortgage Corp.(b)	1.020%	09/11/2017	09/11/2017	241,650,000	241,157,034
Federal Home Loan Mortgage Corp., 1 Month USD LIBOR – 0.15%(a)	1.064%	07/21/2017	06/21/2018	646,400,000	646,400,000
Federal Home Loan Mortgage Corp., 3 Month USD LIBOR – 0.08%(a)	1.200%	09/21/2017	12/21/2017	75,000,000	75,000,000
Federal Home Loan Mortgage Corp., 1 Month USD LIBOR + 0.04%(a)	1.167%	07/13/2017	11/13/2017	250,000,000	250,000,000
Federal Home Loan Mortgage Corp.(b)	0.919%	08/15/2017	08/15/2017	217,500,000	217,250,147
Federal Home Loan Mortgage Corp.(b)	1.020%	09/19/2017	09/19/2017	338,101,000	337,334,638
Federal Home Loan Mortgage Corp., 3 Month USD LIBOR – 0.35%(a)	0.937%	09/22/2017	12/22/2017	395,000,000	395,000,000
Federal National Mortgage Assoc.(b)	0.800%	07/12/2017	07/12/2017	265,000,000	264,935,222
Federal National Mortgage Assoc.(b)	0.819%	07/05/2017	07/05/2017	281,000,000	280,974,429
Federal National Mortgage Assoc.(b)	1.015%	09/13/2017	09/13/2017	186,600,000	186,210,680

See accompanying notes to financial statements.

4

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY DEBT – (continued)
Federal National Mortgage Assoc.(b)	1.040%	10/10/2017	10/10/2017	$250,000,000	$249,270,556
Federal National Mortgage Assoc., 1 Month USD LIBOR + 0.01%(a)	1.086%	07/05/2017	10/05/2017	75,000,000	74,992,302
Federal National Mortgage Assoc., 3 Month USD LIBOR – 0.03%(a)	1.128%	07/11/2017	01/11/2018	125,000,000	125,000,000
Federal National Mortgage Assoc., 1 Month USD LIBOR + 0.01%(a)	1.182%	07/16/2017	08/16/2017	300,000,000	299,996,190
Federal National Mortgage Assoc., 3 Month USD LIBOR – 0.05%(a)	1.230%	09/21/2017	03/21/2018	250,000,000	250,306,679
Federal National Mortgage Assoc., 1 Month USD LIBOR + 0.01%(a)	1.099%	07/08/2017	09/08/2017	220,000,000	219,987,458

TOTAL GOVERNMENT AGENCY DEBT					19,602,938,644

TREASURY DEBT – 13.8%
U.S. Treasury Bill(b)	0.825%	07/13/2017	07/13/2017	250,000,000	249,931,250
U.S. Treasury Bill(b)	0.908%	08/10/2017	08/10/2017	250,000,000	249,748,400
U.S. Treasury Bill(b)	0.910%	09/14/2017	09/14/2017	803,250,000	801,642,886
U.S. Treasury Bill(b)	0.928%	08/24/2017	08/24/2017	450,000,000	449,377,515
U.S. Treasury Bill(b)	0.980%	09/07/2017	09/07/2017	200,000,000	199,629,778
U.S. Treasury Bill(b)	1.013%	09/21/2017	09/21/2017	585,000,000	583,652,655
U.S. Treasury Bill(b)	1.060%	11/30/2017	11/30/2017	200,000,000	199,104,889
U.S. Treasury Bill(b)	1.070%	12/07/2017	12/07/2017	150,000,000	149,291,125
U.S. Treasury Bill(b)	1.100%	12/14/2017	12/14/2017	150,000,000	149,236,746
U.S. Treasury Bill(b)	1.120%	12/21/2017	12/21/2017	452,750,000	450,313,199
U.S. Treasury Note(b)	0.820%	07/31/2017	07/31/2017	111,000,000	111,142,425
U.S. Treasury Note(b)	0.825%	07/31/2017	07/31/2017	110,000,000	109,981,806
U.S. Treasury Note(b)	1.066%	09/30/2017	09/30/2017	106,500,000	106,383,351
U.S. Treasury Note(b)	1.073%	10/31/2017	10/31/2017	250,000,000	249,732,651
U.S. Treasury Note(b)	1.076%	10/15/2017	10/15/2017	49,900,000	49,870,880
U.S. Treasury Note, 3 Month USD MMY + 0.08%(a)	1.080%	07/01/2017	07/31/2017	229,000,000	228,994,617
U.S. Treasury Note, 3 Month USD MMY + 0.17%(a)	1.171%	07/01/2017	10/31/2017	298,900,000	298,951,569
U.S. Treasury Note, 3 Month USD MMY + 0.17%(a)	1.177%	07/01/2017	07/31/2018	678,566,000	679,161,309
U.S. Treasury Note, 3 Month USD MMY + 0.19%(a)	1.193%	07/04/2017	04/30/2018	650,500,000	651,104,622
U.S. Treasury Note, 3 Month USD MMY + 0.27%(a)	1.275%	07/01/2017	01/31/2018	382,000,000	382,702,700

TOTAL TREASURY DEBT					6,349,954,373

See accompanying notes to financial statements.

5

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – 9.3%
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2017 (collateralized by a Federal National Mortgage Association, 7.125% due 01/15/2030, a U.S. Treasury Bond, 3.750% due 11/15/2043, a U.S. Treasury Inflation Index Note, 0.250% due 01/15/2025, and a U.S. Treasury Note, 1.250% due 11/15/2018, valued at $34,680,018); expected proceeds $34,003,088	1.090%	07/03/2017	07/03/2017	$34,000,000	$34,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2017 (collateralized by a Federal Home Loan Bank, 0.875% due 03/19/2018, Federal Home Loan Mortgage Corporations, 1.800% – 6.750% due 04/28/2020 –03/15/2031, and Federal National Mortgage Associations, 1.500% –1.950% due 02/28/2020 – 01/27/2021, valued at $357,000,113); expected proceeds $350,072,819	1.070%	07/07/2017	07/07/2017	350,000,000	350,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2017 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% –11.500% due 07/15/2017 –07/01/2047, Federal National Mortgage Associations, 2.000% –11.000% due 08/01/2017 – 09/01/2047, and a U.S. Treasury Note, 1.125% due 09/30/2021, valued at $765,018,644); expected proceeds $750,157,500	1.080%	07/07/2017	07/07/2017	750,000,000	750,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/26/2017 (collateralized by a Federal Home Loan Bank, 5.500% due 07/15/2036, and Federal Home Loan Discount Notes, 0.000% due 07/28/2017 – 12/01/2017, valued at $229,500,814); expected proceeds $225,045,500	1.040%	07/03/2017	07/03/2017	225,000,000	225,000,000

See accompanying notes to financial statements.

6

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/29/2017 (collateralized by a Federal Home Loan Bank, 1.000% due 09/26/2019, a Federal Home Loan Discount Note, 0.000% due 09/29/2017, a Federal Home Loan Mortgage Corporation, 1.800% due 04/13/2020, Federal National Mortgage Associations, 1.650% – 1.900% due 01/17/2020 – 10/27/2020, a Financing Corp., 9.650% due 11/02/2018, and a Resolution Funding Strip, 0.000% due 11/15/2020, valued at $408,000,028); expected proceeds $400,081,667	1.050%	07/06/2017	07/06/2017	$400,000,000	$400,000,000
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 06/27/2017 (collateralized by a Federal Farm Credit Bank, 3.180% due 06/26/2029, Federal Home Loan Mortgage Corporations, 0.875% – 1.500% due 10/12/2018 – 08/12/2021, Federal National Mortgage Associations, 1.250% – 2.250% due 09/27/2018 – 04/27/2022, a U.S. Treasury Bill, 0.000% due 07/20/2017, a U.S. Treasury Bond, 3.000% due 05/15/2045, and a U.S. Treasury Inflation Index Note, 0.375% due 01/15/2027, valued at $102,018,093); expected proceeds $100,023,556	1.060%	07/05/2017	07/05/2017	100,000,000	100,000,000
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 06/30/2017 (collateralized by Federal Home Loan Mortgage Corporations, 0.750% – 6.750% due 07/28/2017 – 07/15/2032, Federal National Mortgage Associations, 0.875% – 2.125% due 08/28/2017 – 04/24/2026, valued at $204,019,552); expected proceeds $200,018,333	1.100%	07/03/2017	07/03/2017	200,000,000	200,000,000

See accompanying notes to financial statements.

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Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2017 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% – 5.000% due 01/01/2025 – 06/01/2047, and Federal National Mortgage Associations, 1.620% – 4.500% due 08/01/2021 – 06/01/2056, valued at $2,295,210,375); expected proceeds $2,250,206,250	1.100%	07/03/2017	07/03/2017	$2,250,000,000	$2,250,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					4,309,000,000

TREASURY REPURCHASE AGREEMENTS – 35.9%
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 06/30/2017 (collateralized by a U.S. Treasury Bond, 3.000% due 05/15/2047, and a U.S. Treasury Note, 1.500% due 05/15/2020, valued at $94,868,722); expected proceeds $93,008,525	1.100%	07/03/2017	07/03/2017	93,000,000	93,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 06/30/2017 (collateralized by U.S. Treasury Bonds, 3.000% – 8.125% due 08/15/2019 – 11/15/2045, and U.S. Treasury Notes, 1.125% – 2.250% due 07/31/2021 – 11/15/2022, valued at $168,315,452); expected proceeds $165,015,125	1.100%	07/03/2017	07/03/2017	165,000,000	165,000,000
Agreement with Barclays Bank PLC and Bank of New York Mellon (Tri-Party), dated 06/30/2017 (collateralized by U.S. Treasury Bonds, 2.875% – 3.125% due 08/15/2044 – 11/15/2046, U.S. Treasury Inflation Index Bonds, 1.375% – 2.125% due 02/15/2041 – 02/15/2044, and U.S. Treasury Notes, 0.625% – 3.125% due 08/15/2017 – 05/15/2025, valued at $2,105,280,005); expected proceeds $2,064,185,760	1.080%	07/03/2017	07/03/2017	2,064,000,000	2,064,000,000

See accompanying notes to financial statements.

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Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2017 (collateralized by a U.S. Treasury Bond, 3.625% due 02/15/2044, a U.S. Treasury Inflation Index Note, 0.375% due 07/15/2023, and U.S. Treasury Notes 1.500% – 3.625% due 11/30/2019 – 11/15/2026, valued at $162,180,057); expected proceeds $159,014,310	1.080%	07/03/2017	07/03/2017	$159,000,000	$159,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2017 (collateralized by a U.S. Treasury Bond, 6.625% due 02/15/2027, and a U.S. Treasury Note 2.250% due 01/31/2024, valued at $81,600,012); expected proceeds $80,006,667	1.000%	07/03/2017	07/03/2017	80,000,000	80,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2017 (collateralized by a U.S. Treasury Bond, 7.625% due 11/15/2022, and a U.S. Treasury Note 2.250% due 02/15/2027, valued at $193,800,011); expected proceeds $190,039,161	1.060%	07/07/2017	07/07/2017	190,000,000	190,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2017 (collateralized by U.S. Treasury Notes, 0.875% – 3.750% due 09/15/2017 – 10/31/2023, valued at $95,880,043); expected proceeds $94,008,538	1.090%	07/03/2017	07/03/2017	94,000,000	94,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/29/2017 (collateralized by U.S. Treasury Notes, 1.250% – 2.250% due 11/30/2020 – 05/31/2023, valued at $510,000,028); expected proceeds $500,102,083	1.050%	07/06/2017	07/06/2017	500,000,000	500,000,000

See accompanying notes to financial statements.

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Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2017 (collateralized by a U.S. Treasury Inflation Index Note, 1.125% due 01/15/2021, and U.S. Treasury Notes, 2.500% – 2.750% due 08/15/2023 – 02/15/2024, valued at $372,300,004); expected proceeds $365,150,461(c)	1.060%	07/14/2017	07/14/2017	$365,000,000	$365,000,000
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 06/30/2017 (collateralized by U.S. Treasury Bonds, 3.125% – 4.625% due 05/15/2038 – 02/15/2043, and U.S. Treasury Notes, 1.625% – 2.000% due 11/15/2022 – 02/15/2023, valued at $8,200,683,377); expected proceeds $8,200,683,333	1.000%	07/03/2017	07/03/2017	8,200,000,000	8,200,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/30/2017 (collateralized by U.S. Treasury Notes, 0.875% – 1.500% due 07/15/2018 – 03/31/2019, valued at $135,469,004); expected proceeds $132,819,731	1.060%	07/03/2017	07/03/2017	132,808,000	132,808,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. dated 06/30/2017 (collateralized by U.S. Treasury Bonds, 2.875% – 4.250% due 11/15/2040 – 05/15/2043, a U.S. Treasury Note, 1.750% due 05/15/2023, and U.S. Treasury Strips, 0.000% due 02/15/2018 – 08/15/2026, valued at $1,020,002,271); expected proceeds $1,000,204,167	1.050%	07/05/2017	07/05/2017	1,000,000,000	1,000,000,000
Agreement with Lloyds Bank PLC, dated 05/16/2017 (collateralized by U.S. Treasury Inflation Index Notes, 0.125% – 2.500% due 04/15/2020 – 01/15/2029, and U.S. Treasury Notes, 0.625% – 2.250% due 09/30/2017 – 04/30/2021, valued at $230,450,344); expected proceeds $225,575,000(c)	1.000%	07/03/2017	08/16/2017	225,000,000	225,000,000

See accompanying notes to financial statements.

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State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with Lloyds Bank PLC, dated 06/01/2017 (collateralized by U.S. Treasury Inflation Index Notes, 0.125% – 2.500% due 04/15/2020 – 01/15/2029, and U.S. Treasury Notes, 1.125% – 1.500% due 08/31/2018 – 08/31/2021, valued at $767,162,693); expected proceeds $750,620,000	0.930%	07/03/2017	07/03/2017	$750,000,000	$750,000,000
Agreement with Lloyds Bank PLC, dated 06/28/2017 (collateralized by U.S. Treasury Inflation Index Notes, 0.125% – 0.375% due 04/15/2020 – 07/15/2025, and U.S. Treasury Notes, 1.250% – 3.750% due 06/30/2018 – 08/15/2025, valued at $1,023,599,037); expected proceeds $1,000,200,278	1.030%	07/05/2017	07/05/2017	1,000,000,000	1,000,000,000
Agreement with Lloyds Bank PLC, dated 06/29/2017 (collateralized by U.S. Treasury Inflation Index Notes, 0.125% – 2.500% due 01/15/2022 – 01/15/2029, and U.S. Treasury Notes, 1.000% – 1.750% due 06/30/2018 – 02/28/2022, valued at $512,231,355); expected proceeds $500,100,139	1.030%	07/06/2017	07/06/2017	500,000,000	500,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2017 (collateralized by U.S. Treasury Bills, 0.000% due 08/31/2017 – 11/02/2017, U.S. Treasury Bonds, 3.000% – 8.875% due 02/15/2019 – 11/15/2044, and U.S. Treasury Notes, 1.375% – 2.500% due 06/30/2023 – 08/15/2023, valued at $306,027,309); expected proceeds $300,026,750	1.070%	07/03/2017	07/03/2017	300,000,000	300,000,000
Agreement with MUFG Securities, dated 06/28/2017 (collateralized by a U.S. Treasury Bond, 2.875% due 08/15/2045, and U.S. Treasury Notes, 1.750% – 2.625% due 08/15/2020 – 02/15/2025, valued at $306,005,362); expected proceeds $300,062,417	1.070%	07/05/2017	07/05/2017	300,000,000	300,000,000
Agreement with MUFG Securities, dated 06/30/2017 (collateralized by U.S. Treasury Notes, 1.250% – 2.250% due 02/28/2019 – 02/15/2027, valued at $433,489,797); expected proceeds $425,038,958	1.100%	07/03/2017	07/03/2017	425,000,000	425,000,000

See accompanying notes to financial statements.

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Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/30/2017 (collateralized by a U.S. Treasury Bond, 3.750% due 11/15/2043, valued at $36,720,069); expected proceeds $36,003,360	1.120%	07/03/2017	07/03/2017	$36,000,000	$36,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					16,578,808,000

TOTAL INVESTMENTS – 101.5%(d)(e)					46,840,701,017
LIABILITIES IN EXCESS OF OTHER ASSETS – (1.5)%					(697,398,603)

NET ASSETS – 100.0%					$46,143,302,414

(a)	Variable Rate Security – Interest rate shown is rate in effect at June 30, 2017.

(b)	Rate represents annualized yield at date of purchase.

(c)	Illiquid security. These securities represent $590,000,000 or 1.3% of net assets as of June 30, 2017.

(d)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).

(e)	Also represents the cost for federal tax purposes.

See accompanying notes to financial statements.

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Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

Assets
Investments in securities, at value and cost (Note 2)	$25,952,893,017
Repurchase agreements, at amortized cost	20,887,808,000

Total Investments	46,840,701,017
Interest receivable (Note 2)	18,196,730
Other Receivable	99,656

Total assets	46,858,997,403

Liabilities
Due to custodian (Note 4)	710,923,224
Advisory fee payable (Note 4)	1,876,635
Administration, custody and transfer agent fees payable (Note 4)	2,821,341
Professional fees payable	57,467
Printing fees payable	8,729
Accrued expenses and other liabilities	7,593

Total liabilities	715,694,989

Net Assets	$46,143,302,414

See accompanying notes to financial statements.

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State Street Master Funds

State Street U.S. Government Money Market Portfolio

Statement of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

Investment Income
Interest income	$167,355,727

Expenses
Advisory fee (Note 4)	11,572,324
Administration, custodian and transfer agent fees (Note 4)	2,932,427
Trustees’ fees and expenses (Note 5)	273,640
Professional fees	36,084
Insurance expense	2,226

Total expenses	14,816,701

Net Investment Income (Loss)	152,539,026

Realized Gain (Loss)
Net realized gain (loss) on:
Investments	15,680

Net realized gain (loss)	15,680

Net Increase (Decrease) in Net Assets from Operations	$152,554,706

See accompanying notes to financial statements.

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State Street Master Funds

State Street U.S. Government Money Market Portfolio

Statements of Changes in Net Assets

	Six Months Ended 6/30/17 (Unaudited)	Year Ended 12/31/16
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$152,539,026	$85,259,568
Net realized gain (loss)	15,680	79,284

Net increase (decrease) in net assets resulting from operations	152,554,706	85,338,852

Capital Transactions:
Contributions	52,624,587,908	97,658,772,208
Proceeds in connection with Reorganization (Note 8)	–	2,551,626,959
Withdrawals	(57,559,067,625)	(65,394,001,185)

Net Increase (Decrease) in Net Assets from Capital Transactions	(4,934,479,717)	34,816,397,982

Net Increase (Decrease) in Net Assets During the Period	(4,781,925,011)	34,901,736,834

Net Assets at Beginning of Period	50,925,227,425	16,023,490,591

Net Assets at End of Period	$46,143,302,414	$50,925,227,425

See accompanying notes to financial statements.

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State Street Master Funds

State Street U.S. Government Money Market Portfolio

Financial Highlights

Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/17 (Unaudited)		Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12
Total return(a)	0.33%		0.31%	0.03%	0.01%	0.03%	0.08%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$46,143,302		$50,925,227	$16,023,491	$13,207,868	$8,712,920	$8,621,186
Ratios to average net assets:
Total expenses	0.06	%(b)	0.07%	0.07%	0.07%	0.07%	0.07%
Net investment income (loss)	0.66	%(b)	0.32%	0.03%	0.01%	0.03%	0.08%

(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year is not annualized.

(b)	Annualized.

See accompanying notes to financial statements.

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State Street Master Funds

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Notes to Financial Statements

June 30, 2017 (Unaudited)

1.	Organization

State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of June 30, 2017, the Trust consists of six (6) series, each of which represents a separate series of beneficial interest in the Trust. State Street U.S. Government Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.

The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act, to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Portfolio is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Portfolio’s weekly liquid assets.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.

The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.

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Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Portfolio had no transfers between levels for the period ended June 30, 2017.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premium and discounts are amortized/accreted for financial reporting purposes.

All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.

Expenses

Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.

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Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

3.	Securities and Other Investments

Repurchase Agreements

The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.

The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.

As of June 30, 2017, the Portfolio had invested in repurchase agreements with the gross values of $20,887,808,000, and associated collateral equal to $21,151,512,587.

4.	Fees and Transactions with Affiliates

Advisory Fee

The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.

Administrator, Sub-Administrator, Custodian and Transfer Agent Fees

SSGA FM serves as administrator and State Street serves as custodian, sub-administrator and transfer agent. SSGA FM and State Street receive an annual fee for their services as administrator, custodian, sub-administrator and transfer agent, respectively. The annual fee is accrued daily and payable monthly at the following fee rate:

Asset Levels	Annual percentage of average aggregate monthly net assets
First $400 million	0.03%
Next $15 billion	0.02%
Thereafter	0.01%
Minimum annual fee per Portfolio	$150,000

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Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

The minimum fee will be calculated by multiplying the minimum per Portfolio fee by the number of Portfolios within the Trust to arrive at the total minimum fee. The greater of the asset based fee or the minimum fee will be charged to the Portfolios. SSGA FM and State Street each receive a portion of the fee.

Due to Custodian

In certain circumstances, the Funds may have cash overdrafts with the custodian. The Due to custodian amount if any, reflects cash overdrawn with State Street as custodian who is an affiliate of the Funds. The Due to Custodian represents amount payable to State Street for capital activity as of period ended June 30, 2017.

5.	Trustees’ Fees

The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

6.	Income Tax Information

The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio is deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2016, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

At June 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

7.	Risks

Concentration Risk

As a result of the Portfolio’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio were more broadly diversified.

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Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, a Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).

Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.

8.	Proceeds in Connection with Reorganization

On August 29, 2016, State Street Institutional U.S. Government Money Market Fund (“Acquiring Fund”) acquired substantially all of the assets and assumed all of the liabilities of SSGA U.S. Government Money Market Fund (“Acquired Fund”) in exchange for Administration Class shares of the Acquiring Fund pursuant to an Agreement and Plan of Reorganization approved by the Board. Immediately following, the Fund transferred to the Portfolio all of the net assets received from the Acquired Fund in exchange for an interest in the Portfolio, which is disclosed in the Statements of Changes in Net Assets.

9.	New Accounting Pronouncement

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has evaluated the impact of the adoption of the amendments to Regulation S-X on the financial statements of the Portfolio and concluded that it will be limited to additional disclosures.

10. Subsequent Events

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

21

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Other Information

June 30, 2017 (Unaudited)

Expense Example

As a shareholder of a fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2017 to June 30, 2017.

The table below illustrates your Portfolio’s cost in two ways:

•

Based on actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return – This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street U.S. Government Money Market Portfolio	0.06%	$1,003.30	$0.30	$1,024.50	$0.30

(a)	Expenses are equal to the Portfolio’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.

22

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Other Information — (continued)

June 30, 2017 (Unaudited)

Proxy Voting Policies and Procedures and Records

The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio have adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083, (ii) on the SEC’s website at www.sec.gov, or (iii) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding how the Portfolio voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

The Portfolio will file its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Form N-Q is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083, (ii) on the SEC’s website at www.sec.gov, or (iii) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.

Monthly Portfolio Schedule

The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available (i) on the SEC’s website at www.sec.gov, or (ii) at the SEC’s public reference room.

23

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Other Information — (continued)

June 30, 2017 (Unaudited)

Trustee Considerations in Approving Continuation of

Investment Advisory Agreement1

Overview of the Contract Review Process

Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.

Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met in person on April 24-25, 2017 and May 16-17, 2017, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street U.S. Government Money Market Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by co-counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 24-25, 2017 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 16-17, 2017 meeting. The Independent Trustees considered, among other things, the following:

Information about Performance, Expenses and Fees

•

A report prepared by an independent third-party provider of investment company data, which includes for the feeder fund (the “Fund”) for which the Portfolio serves as the master fund in a master-feeder structure:

•	Comparisons of the Fund’s performance over the past one-, three- and five-year periods ended December 31, 2016, to the performance of an appropriate benchmark constructed by

[1]

Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns (“issues, factors and concerns”) that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the “annual review process”). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the “special meeting”). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.

24

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Other Information — (continued)

June 30, 2017 (Unaudited)

Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);

•

Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);

•	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and

•	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and

•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).

Information about Portfolio Management

•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;

•	Information concerning the allocation of brokerage; and

•	Information regarding the procedures and processes used to value the assets of the Portfolio.

Information about the Adviser

•	Reports detailing the financial results and condition of the Adviser and its affiliates;

•	Descriptions of the qualifications, education and experience of the individual investment professionals responsible for managing the portfolio of the Portfolio;

•	Information relating to compliance with and the administration of each Code of Ethics adopted by the Adviser;

•	A copy of the Adviser’s proxy voting policies and procedures;

•

Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the Portfolio;

•

A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;

•	A description of the business continuity and disaster recovery plans of the Adviser; and

•	Information regarding the Adviser’s risk management processes.

25

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Other Information — (continued)

June 30, 2017 (Unaudited)

Other Relevant Information

•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);

•

Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, transfer agent and fund accountant of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;

•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;

•

Draft responses to a letter from Joseph P. Barri, LLC, co-counsel along with the law firm of Sullivan & Worcester LLP (together, “Independent Counsel”) to the Independent Trustees, reviewed prior to such date by Independent Counsel, requesting specific information from each of:

•

SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins before taxes from such operations for the calendar year ended December 31, 2016; and the relevant operations of other affiliated service providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2016;

•	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and transfer agent for the Portfolio, with respect to its operations relating to the Portfolio; and

•

State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;

•

Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Joseph P. Barri, LLC prior to the executive sessions of the Board on May 16-17, 2017;

•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund; and

•	A summary of the foregoing materials prepared by Independent Counsel.

In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.

The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.

26

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Other Information — (continued)

June 30, 2017 (Unaudited)

Results of the Process

Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 16-17, 2017 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2017, for an additional year with respect to the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Board considered the Adviser’s success in maintaining the constant dollar value of the Portfolio through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.

On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.

Portfolio Performance

The Board considered the Portfolio’s performance by evaluating the performance of the Fund. The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2016. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Portfolio:

Money Market Funds and Portfolios, Generally. The Board noted the relatively narrow range of returns in the Fund’s Performance Group and Performance Universe. The Board also observed that several basis

27

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Other Information — (continued)

June 30, 2017 (Unaudited)

points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Group and Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.

State Street Institutional U.S. Government Money Market Fund and State Street U.S. Government Money Market Portfolio. The Board considered that the Fund outperformed the median of its Performance Universe and its Lipper Index for the 1-, 3- and 5-year periods and underperformed the median of its Performance Group for the 1-, 3- and 5-year periods. The Board took into account management’s discussion of the Fund’s performance.

On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory based on the performance of the Fund in comparison to the performance of its Performance Group, Performance Universe or Lipper Index.

Management Fees and Expenses

The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses to limit the total expenses borne by shareholders. For the Portfolio, the Board considered the investment advisory fee in the context of the overall master-feeder arrangement. Among other information, the Board considered the following expense information in its evaluation of the Portfolio:

State Street Institutional U.S. Government Money Market Fund and State Street U.S. Government Money Market Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and the fees and the expense ratio of the Portfolio are reasonable in relation to the services provided.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The

28

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Other Information — (continued)

June 30, 2017 (Unaudited)

Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including enterprise, litigation, business, operational and entrepreneurial risk. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Portfolio’s investments.

The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.

Conclusions

In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.

Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

29

Trustees

Michael F. Holland

Michael A. Jessee

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Master Funds State Street Bank and Trust Company P.O. Box 5049 Boston, MA 02206	SSITUSGOVMMSAR

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

Semi-Annual Report

30 June 2017

State Street Master Funds

State Street Treasury Money Market Portfolio

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Master Funds

State Street Treasury Money Market Portfolio

Semi-Annual Report

June 30, 2017 (Unaudited)

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Master Funds

State Street Treasury Money Market Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	June 30, 2017
Treasury Debt	100.0%
Other Assets in Excess of Liabilities	0.0 **
Total	100.0%

Maturity Ladder*	June 30, 2017
2 to 30 Days	46.1%
31 to 60 Days	14.2
61 to 90 Days	20.7
Over 90 Days	19.0
Total	100.0%
Average days to maturity	37
Weighted average life	78

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.
**	Amount is less than 0.05% of net assets.

1

State Street Master Funds

State Street Treasury Money Market Portfolio

Schedule of Investments

June 30, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

TREASURY DEBT – 100.0%
U.S. Treasury Bill(a)	0.820%	07/20/2017	07/20/2017	$2,263,609,000	$2,262,608,436
U.S. Treasury Bill(a)	0.820%	07/27/2017	07/27/2017	1,206,000,000	1,205,254,675
U.S. Treasury Bill(a)	0.825%	07/13/2017	07/13/2017	1,726,500,000	1,726,003,255
U.S. Treasury Bill(a)	0.845%	08/03/2017	08/03/2017	200,000,000	199,845,083
U.S. Treasury Bill(a)	0.850%	07/06/2017	07/06/2017	1,242,834,000	1,242,697,236
U.S. Treasury Bill(a)	0.890%	09/21/2017	09/21/2017	835,000,000	833,104,354
U.S. Treasury Bill(a)	0.905%	08/17/2017	08/17/2017	400,000,000	399,541,750
U.S. Treasury Bill(a)	0.908%	08/10/2017	08/10/2017	450,000,000	449,547,120
U.S. Treasury Bill(a)	0.910%	09/14/2017	09/14/2017	830,000,000	828,302,710
U.S. Treasury Bill(a)	0.928%	08/24/2017	08/24/2017	450,000,000	449,377,493
U.S. Treasury Bill(a)	0.960%	08/31/2017	08/31/2017	301,000,000	300,510,373
U.S. Treasury Bill(a)	0.980%	09/07/2017	09/07/2017	500,000,000	499,070,667
U.S. Treasury Bill(a)	1.000%	09/28/2017	09/28/2017	495,000,000	493,776,250
U.S. Treasury Bill(a)	1.060%	11/30/2017	11/30/2017	125,000,000	124,440,556
U.S. Treasury Bill(a)	1.070%	12/07/2017	12/07/2017	75,000,000	74,645,563
U.S. Treasury Bill(a)	1.100%	12/14/2017	12/14/2017	100,000,000	99,491,049
U.S. Treasury Bill(a)	1.120%	12/21/2017	12/21/2017	200,000,000	198,923,556
U.S. Treasury Note(a)	0.820%	07/31/2017	07/31/2017	32,000,000	32,041,059
U.S. Treasury Note(a)	0.825%	07/31/2017	07/31/2017	132,000,000	131,966,351
U.S. Treasury Note(a)	0.926%	07/15/2017	07/15/2017	150,000,000	149,996,842
U.S. Treasury Note(a)	1.066%	09/30/2017	09/30/2017	33,600,000	33,563,198
U.S. Treasury Note(a)	1.073%	10/31/2017	10/31/2017	133,500,000	133,357,235
U.S. Treasury Note(a)	1.076%	10/15/2017	10/15/2017	15,600,000	15,590,896
U.S. Treasury Note, 3 Month USD MMY + 0.08%(b)	1.080%	07/01/2017	07/31/2017	358,500,000	358,491,839
U.S. Treasury Note, 3 Month USD MMY + 0.17%(b)	1.171%	07/01/2017	10/31/2017	225,500,000	225,515,650
U.S. Treasury Note, 3 Month USD MMY + 0.17%(b)	1.173%	07/01/2017	10/31/2018	185,000,000	185,434,369
U.S. Treasury Note, 3 Month USD MMY + 0.17%(b)	1.177%	07/01/2017	07/31/2018	400,000,000	400,451,586
U.S. Treasury Note, 3 Month USD MMY + 0.19%(b)	1.193%	07/04/2017	04/30/2018	536,820,000	537,161,634
U.S. Treasury Note, 3 Month USD MMY + 0.27%(b)	1.275%	07/01/2017	01/31/2018	689,000,000	689,997,295

TOTAL INVESTMENTS – 100.0%(c)(d)					14,280,708,080
Other Assets in Excess of Liabilities – 0.0%(e)					4,656,864

NET ASSETS – 100.0%					$14,285,364,944

(a)	Rate represents annualized yield at date of purchase.

(b)	Variable Rate Security – Interest rate shown is rate in effect at June 30, 2017.

(c)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).

(d)	Also represents the cost for federal tax purposes.

(e)	Amount is less than 0.05% of net assets.

See accompanying notes to financial statements.

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Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

Assets
Investments in securities, at value and cost (Note 2)	$14,280,708,080
Cash	378
Interest receivable (Note 2)	6,234,410

Total assets	14,286,942,868

Liabilities
Advisory fee payable (Note 3)	582,204
Administration, custody and transfer agent fees payable (Note 3)	909,296
Professional fees payable	29,036
Printing fees payable	17,067
Accrued expenses and other liabilities	40,321

Total liabilities	1,577,924

Net Assets	$14,285,364,944

See accompanying notes to financial statements.

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Statement of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

Investment Income
Interest income	$46,435,172

Expenses
Advisory fee (Note 3)	3,413,386
Administration, custodian and transfer agent fees (Note 3)	864,952
Trustees’ fees and expenses (Note 4)	92,680
Professional fees	8,942
Printing fees	7,245
Insurance expense	1,691
Miscellaneous expenses	4,661

Total expenses	4,393,557

Net Investment Income (Loss)	42,041,615

Realized Gain (Loss)
Net realized gain (loss) on:
Investments	11,664

Net Increase (Decrease) in Net Assets from Operations	$42,053,279

See accompanying notes to financial statements.

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Statements of Changes in Net Assets

	Six Months Ended 6/30/17 (Unaudited)	Year Ended 12/31/16
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$42,041,615	$31,200,504
Net realized gain (loss)	11,664	309,711

Net increase (decrease) in net assets resulting from operations	42,053,279	31,510,215

Capital Transactions:
Contributions	11,151,054,024	24,797,217,848
Withdrawals	(10,912,043,598)	(22,661,554,484)

Net Increase (Decrease) in Net Assets from Capital Transactions	239,010,426	2,135,663,364

Net Increase (Decrease) in Net Assets During the Period	281,063,705	2,167,173,579

Net Assets at Beginning of Period	14,004,301,239	11,837,127,660

Net Assets at End of Period	$14,285,364,944	$14,004,301,239

See accompanying notes to financial statements.

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Financial Highlights

Selected data for a share outstanding throughout each period:

	Six Months Ended 6/30/17 (Unaudited)		Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13		Year Ended 12/31/12
Total return(a)	0.31%		0.25%	(0.04)%	(0.02)%	0.00	%(b)	0.02%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$14,285,365		$14,004,301	$11,837,128	$10,247,460	$14,558,022		$12,712,060
Ratios to average net assets:
Total expenses	0.06	%(c)	0.07%	0.07%	0.07%	0.07%		0.07%
Net investment income (loss)	0.62	%(c)	0.25%	(0.03)%	(0.02)%	0.00	%(b)	0.02%

(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year is not annualized.

(b)	Amount is less than 0.005%.

(c)	Annualized.

See accompanying notes to financial statements.

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Notes to Financial Statements

June 30, 2017 (Unaudited)

1.	Organization

State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of June 30, 2017, the Trust consists of six (6) series, each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Money Market Portfolio (the “Portfolio”) is authorize to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.

The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act, to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Portfolio is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Portfolio’s weekly liquid assets.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.

The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.

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Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Portfolio had no transfers between levels for the period ended June 30, 2017.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premium and discounts are amortized/accreted for financial reporting purposes.

All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.

Expenses

Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.

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Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

3.	Fees and Transactions with Affiliates

Advisory Fee

The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.

Administrator, Sub-Administrator, Custodian and Transfer Agent Fees

SSGA FM serves as administrator and State Street serves as custodian, sub-administrator and transfer agent. SSGA FM and State Street receive an annual fee for their services as administrator, custodian, sub-administrator and transfer agent, respectively. The annual fee is accrued daily and payable monthly at the following fee rate:

Asset Levels	Annual Percentage of Average Aggregate Monthly Net Assets
First $400 million	0.03%
Next $15 billion	0.02%
Thereafter	0.01%
Minimum annual fee per Portfolio	$150,000

The minimum fee will be calculated by multiplying the minimum per Portfolio fee by the number of Portfolios within the Trust to arrive at the total minimum fee. The greater of the asset based fee or the minimum fee will be charged to the Portfolios. SSGA FM and State Street each receive a portion of the fee.

4.	Trustees’ Fees

The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

5.	Income Tax Information

The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio is deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

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Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2016, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

At June 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

6.	Risks

Concentration Risk

As a result of the Portfolio’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio were more broadly diversified.

Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, a Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).

Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.

7.	New Accounting Pronouncement

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has evaluated the impact of the adoption of the amendments to Regulation S-X on the financial statements of the Portfolio and concluded that it will be limited to additional disclosures.

8.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

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Other Information

June 30, 2017 (Unaudited)

Expense Example

As a shareholder of a fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2017 to June 30, 2017.

The table below illustrates your Portfolio’s cost in two ways:

•

Based on actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return – This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Treasury Money Market Portfolio	0.06%	$1,003.10	$0.30	$1,024.50	$0.30

(a)	Expenses are equal to the Portfolio’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.

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Other Information — (continued)

June 30, 2017 (Unaudited)

Proxy Voting Policies and Procedures and Records

The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio have adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083, (ii) on the SEC’s website at www.sec.gov, or (iii) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding how the Portfolio voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

The Portfolio will file its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Form N-Q is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083, (ii) on the SEC’s website at www.sec.gov, or (iii) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.

Monthly Portfolio Schedule

The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available (i) on the SEC’s website at www.sec.gov, or (ii) at the SEC’s public reference room.

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Other Information — (continued)

June 30, 2017 (Unaudited)

Trustee Considerations in Approving Continuation of

Investment Advisory Agreement1

Overview of the Contract Review Process

Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.

Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met in person on April 24-25, 2017 and May 16-17, 2017, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Treasury Money Market Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by co-counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 24-25, 2017 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 16-17, 2017 meeting. The Independent Trustees considered, among other things, the following:

Information about Performance, Expenses and Fees

•

A report prepared by an independent third-party provider of investment company data, which includes for the feeder fund (the “Fund”) for which the Portfolio serves as the master fund in a master-feeder structure:

[1]

Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns (“issues, factors and concerns”) that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the “annual review process”). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the “special meeting”). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.

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Other Information — (continued)

June 30, 2017 (Unaudited)

•

Comparisons of the Fund’s performance over the past one-, three- and five-year periods ended December 31, 2016, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);

•

Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);

•	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and

•	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and

•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).

Information about Portfolio Management

•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;

•	Information concerning the allocation of brokerage; and

•	Information regarding the procedures and processes used to value the assets of the Portfolio.

Information about the Adviser

•	Reports detailing the financial results and condition of the Adviser and its affiliates;

•	Descriptions of the qualifications, education and experience of the individual investment professionals responsible for managing the portfolio of the Portfolio;

•	Information relating to compliance with and the administration of each Code of Ethics adopted by the Adviser;

•	A copy of the Adviser’s proxy voting policies and procedures;

•

Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the Portfolio;

•

A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;

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Other Information — (continued)

June 30, 2017 (Unaudited)

•	A description of the business continuity and disaster recovery plans of the Adviser; and

•	Information regarding the Adviser’s risk management processes.

Other Relevant Information

•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);

•

Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, transfer agent and fund accountant of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;

•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;

•

Draft responses to a letter from Joseph P. Barri, LLC, co-counsel along with the law firm of Sullivan & Worcester LLP (together, “Independent Counsel”) to the Independent Trustees, reviewed prior to such date by Independent Counsel, requesting specific information from each of:

•

SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins before taxes from such operations for the calendar year ended December 31, 2016; and the relevant operations of other affiliated service providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2016;

•	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and transfer agent for the Portfolio, with respect to its operations relating to the Portfolio; and

•

State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;

•

Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Joseph P. Barri, LLC prior to the executive sessions of the Board on May 16-17, 2017;

•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund; and

•	A summary of the foregoing materials prepared by Independent Counsel.

In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.

The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement,

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Other Information — (continued)

June 30, 2017 (Unaudited)

and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.

Results of the Process

Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 16-17, 2017 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2017, for an additional year with respect to the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Board considered the Adviser’s success in maintaining the constant dollar value of the Portfolio through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.

On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.

Portfolio Performance

The Board considered the Portfolio’s performance by evaluating the performance of the Fund. The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2016. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group,

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Other Information — (continued)

June 30, 2017 (Unaudited)

Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Portfolio:

Money Market Funds and Portfolios, Generally. The Board noted the relatively narrow range of returns in the Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Group and Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.

State Street Institutional Treasury Money Market Fund and State Street Treasury Money Market Portfolio. The Board considered that the Fund (a) underperformed the median of its Performance Group for the 1-, 3- and 5-year periods, (b) outperformed the median of its Performance Universe for the 1-, 3- and 5-year periods and the Lipper Index for the 1-year period, and (c) equaled the performance of the Lipper Index for the 3- and 5-year periods. The Board took into account management’s discussion of the Fund’s performance.

On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory based on the performance of the Fund in comparison to the performance of its Performance Group, Performance Universe or Lipper Index.

Management Fees and Expenses

The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses to limit the total expenses borne by shareholders. For the Portfolio, the Board considered the investment advisory fee in the context of the overall master-feeder arrangement. Among other information, the Board considered the following expense information in its evaluation of the Portfolio:

State Street Institutional Treasury Money Market Fund and State Street Treasury Money Market Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and the fees and the expense ratio of the Portfolio are reasonable in relation to the services provided.

17

State Street Master Funds

State Street Treasury Money Market Portfolio

Other Information — (continued)

June 30, 2017 (Unaudited)

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including enterprise, litigation, business, operational and entrepreneurial risk. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Portfolio’s investments.

The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.

Conclusions

In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.

Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

18

Trustees

Michael F. Holland

Michael A. Jessee

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian, Sub-Administrator, and Transfer Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Master Funds State Street Bank and Trust Company P.O. Box 5049 Boston, MA 02206	SSITTRMMSAR

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

Semi-Annual Report

30 June 2017

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Semi-Annual Report

June 30, 2017 (Unaudited)

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	June 30, 2017
Treasury Repurchase Agreements	47.2%
Treasury Debt	45.3
Other Assets in Excess of Liabilities	7.5
Total	100.0%

Maturity Ladder*	June 30, 2017
2 to 30 Days	55.9%
31 to 60 Days	8.0
61 to 90 Days	11.3
Over 90 Days	17.3
Total	92.5%
Average days to maturity	21
Weighted average life	57

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

1

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Schedule of Investments

June 30, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT – 45.3%
U.S. Treasury Bill(a)	0.790%	07/06/2017	07/06/2017	$400,000,000	$399,954,979
U.S. Treasury Bill(a)	0.820%	07/20/2017	07/20/2017	200,000,000	199,913,444
U.S. Treasury Bill(a)	0.820%	07/27/2017	07/27/2017	150,000,000	149,911,167
U.S. Treasury Bill(a)	0.825%	07/13/2017	07/13/2017	250,000,000	249,931,250
U.S. Treasury Bill(a)	0.845%	08/03/2017	08/03/2017	100,000,000	99,922,542
U.S. Treasury Bill(a)	0.890%	09/21/2017	09/21/2017	575,000,000	573,696,342
U.S. Treasury Bill(a)	0.905%	08/17/2017	08/17/2017	100,000,000	99,881,847
U.S. Treasury Bill(a)	0.908%	08/10/2017	08/10/2017	100,000,000	99,899,361
U.S. Treasury Bill(a)	0.910%	09/14/2017	09/14/2017	625,000,000	623,721,870
U.S. Treasury Bill(a)	0.928%	08/24/2017	08/24/2017	250,000,000	249,654,167
U.S. Treasury Bill(a)	0.980%	09/07/2017	09/07/2017	100,000,000	99,814,889
U.S. Treasury Bill(a)	1.060%	11/30/2017	11/30/2017	100,000,000	99,552,444
U.S. Treasury Bill(a)	1.070%	12/07/2017	12/07/2017	75,000,000	74,645,563
U.S. Treasury Bill(a)	1.100%	12/14/2017	12/14/2017	50,000,000	49,745,524
U.S. Treasury Bill(a)	1.120%	12/21/2017	12/21/2017	150,000,000	149,192,667
U.S. Treasury Note(a)	0.820%	07/31/2017	07/31/2017	24,000,000	24,030,795
U.S. Treasury Note(a)	0.825%	07/31/2017	07/31/2017	24,000,000	23,996,030
U.S. Treasury Note(a)	1.066%	09/30/2017	09/30/2017	23,200,000	23,174,589
U.S. Treasury Note(a)	1.073%	10/31/2017	10/31/2017	100,000,000	99,893,060
U.S. Treasury Note(a)	1.076%	10/15/2017	10/15/2017	10,700,000	10,693,756
U.S. Treasury Note, 3 Month USD MMY + 0.08%(b)	1.080%	07/01/2017	07/31/2017	309,500,000	309,493,959
U.S. Treasury Note, 3 Month USD MMY + 0.17%(b)	1.171%	07/01/2017	10/31/2017	285,900,000	285,869,339
U.S. Treasury Note, 3 Month USD MMY + 0.17%(b)	1.173%	07/01/2017	10/31/2018	130,000,000	130,305,231
U.S. Treasury Note, 3 Month USD MMY + 0.17%(b)	1.177%	07/01/2017	07/31/2018	245,000,000	245,281,132
U.S. Treasury Note, 3 Month USD MMY + 0.19%(b)	1.193%	07/04/2017	04/30/2018	333,836,000	334,031,634
U.S. Treasury Note, 3 Month USD MMY + 0.27%(b)	1.275%	07/01/2017	01/31/2018	489,750,000	490,449,914

TOTAL TREASURY DEBT					5,196,657,495

TREASURY REPURCHASE AGREEMENTS – 47.2%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/30/2017 (collateralized by a U.S. Treasury Note, 2.125% due 08/15/2021, valued at $10,307,146); expected proceeds $10,105,909	1.080%	07/03/2017	07/03/2017	10,105,000	10,105,000

See accompanying notes to financial statements.

2

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 06/30/2017 (collateralized by U.S. Treasury Bonds, 3.625% – 6.125% due 02/15/2029 – 02/15/2044, and a U.S. Treasury Inflation Index Bond, 3.375% due 04/15/2032, valued at $102,009,370); expected proceeds $100,009,167	1.100%	07/03/2017	07/03/2017	$100,000,000	$100,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2017 (collateralized by a U.S. Treasury Bond, 3.625% due 08/15/2043, U.S. Treasury Inflation Index Notes, 0.375% – 1.625% due 01/15/2018 – 07/15/2023, and U.S. Treasury Notes, 1.250% – 2.000% due 11/15/2018 – 11/30/2020 valued at $51,000,011); expected proceeds $50,004,167	1.000%	07/03/2017	07/03/2017	50,000,000	50,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2017 (collateralized by U.S. Treasury Bonds, 3.125% – 6.625% due 02/15/2027 – 08/15/2044, a U.S. Treasury Inflation Index Bond, 3.625% due 04/15/2028, U.S. Treasury Notes, 1.125% – 1.250% due 12/31/2018 – 02/28/2021, and U.S. Treasury Strips, 0.000% due 08/15/2017 – 02/15/2027, valued at $264,966,420); expected proceeds $259,794,379	1.080%	07/03/2017	07/03/2017	259,771,000	259,771,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2017 (collateralized by U.S. Treasury Notes, 1.625% due 08/31/2019 – 06/30/2020, valued at $67,320,082); expected proceeds $66,005,940	1.080%	07/03/2017	07/03/2017	66,000,000	66,000,000
Agreement with Credit Agricole Corporate & Investment Bank, and Bank of New York Mellon (Tri-Party), dated 06/30/2017 (collateralized by a U.S. Treasury Note, 1.875% due 02/28/2022, valued at $3,739,350); expected proceeds $3,666,324	1.060%	07/03/2017	07/03/2017	3,666,000	3,666,000
Agreement with Credit Agricole Corporate & Investment Bank, and Bank of New York Mellon (Tri-Party), dated 06/30/2017 (collateralized by a U.S. Treasury Note, 2.000% due 12/31/2021, valued at $35,700,059); expected proceeds $35,014,428(c)	1.060%	07/14/2017	07/14/2017	35,000,000	35,000,000

See accompanying notes to financial statements.

3

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 06/30/2017 (collateralized by U.S. Treasury Bonds, 3.125% – 8.000% due 11/15/2021 – 11/15/2041, and U.S. Treasury Notes, 1.625% – 2.750% due 11/15/2022 – 02/15/2024 valued at $4,519,376,613); expected proceeds $4,519,376,583	1.000%	07/03/2017	07/03/2017	$4,519,000,000	$4,519,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/27/2017 (collateralized by a U.S. Treasury Note, 3.625% due 02/15/2021, valued at $43,863,915); expected proceeds $43,010,033	1.050%	07/05/2017	07/05/2017	43,000,000	43,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/30/2017 (collateralized by a U.S. Treasury Note, 3.625% due 02/15/2021, valued at $30,709,613); expected proceeds $30,107,659	1.060%	07/03/2017	07/03/2017	30,105,000	30,105,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/30/2017 (collateralized by U.S. Treasury Bills, 0.000% due 12/21/2017 – 01/04/2018, U.S. Treasury Bonds, 2.875% – 9.125% due 05/15/2018 – 11/15/2045, U.S. Treasury Inflation Index Bonds 0.750% – 3.875% due 01/15/2027 – 02/15/2045, U.S. Treasury Inflation Index Notes 0.125% – 1.375% due 01/15/2020 – 04/15/2022, and U.S. Treasury Notes, 0.500% – 4.750% due 07/31/2017 – 08/15/2026 valued at $59,733,314); expected proceeds $58,567,368	1.100%	07/03/2017	07/03/2017	58,562,000	58,562,000
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 06/30/2017 (collateralized by a U.S. Treasury Bill, 0.000% due 07/20/2017, and U.S. Treasury Bonds, 3.125% – 4.500% due 05/15/2038 – 08/15/2044, valued at $244,822,461); expected proceeds $240,022,000	1.100%	07/03/2017	07/03/2017	240,000,000	240,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					5,415,209,000

TOTAL INVESTMENTS – 92.5%(d)(e)					10,611,866,495
Other Assets in Excess of Liabilities – 7.5%					859,321,054

NET ASSETS – 100.0%					$11,471,187,549

See accompanying notes to financial statements.

4

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Schedule of Investments — (continued)

June 30, 2017 (Unaudited)

(a)	Rate represents annualized yield at date of purchase.

(b)	Variable Rate Security – Interest rate shown is rate in effect at June 30, 2017.

(c)	Illiquid security. This security represents $35,000,000 or 0.3% of net assets as of June 30, 2017.

(d)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).

(e)	Also represents the cost for federal tax purposes.

See accompanying notes to financial statements.

5

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

Assets
Investments in securities, at value and cost (Note 2)	$5,196,657,495
Repurchase agreements, at amortized cost	5,415,209,000

Total investments	10,611,866,495
Cash	856,291,671
Interest receivable (Note 2)	4,118,100
Other receivable	20,213

Total assets	11,472,296,479

Liabilities
Advisory fee payable (Note 4)	418,659
Administration, custodian and transfer agent fees payable (Note 4)	588,799
Professional fees payable	35,336
Printing fees payable	11,573
Accrued expenses and other liabilities	54,563

Total liabilities	1,108,930

Net Assets	$11,471,187,549

See accompanying notes to financial statements.

6

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Statement of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

Investment Income
Interest income	$33,832,675

Expenses
Advisory fee (Note 4)	2,446,761
Administration, custodian and transfer agent fees (Note 4)	622,456
Trustees’ fees and expenses (Note 5)	105,833
Professional fees	19,397
Insurance expense	254
Miscellaneous expenses	2,897

Total expenses	3,197,598

Net Investment Income (Loss)	30,635,077

Realized Gain (Loss)
Net realized gain (loss) on:
Investments	(1,167)

Net Increase (Decrease) in Net Assets from Operations	$30,633,910

See accompanying notes to financial statements.

7

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Statement of Changes in Net Assets

	Six Months Ended 6/30/17 (Unaudited)	Year Ended 12/31/16
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$30,635,077	$12,173,416
Net realized gain (loss)	(1,167)	21,479

Net increase (decrease) in net assets resulting from operations	30,633,910	12,194,895

Capital Transactions:
Contributions	11,874,492,726	12,712,264,167
Proceeds in connection with Reorganization (Note 8)	–	7,471,889,450
Withdrawals	(11,062,891,061)	(11,312,210,340)

Net Increase (Decrease) in Net Assets from Capital Transactions	811,601,665	8,871,943,277

Net Increase (Decrease) in Net Assets During the Period	842,235,575	8,884,138,172

Net Assets at Beginning of Period	10,628,951,974	1,744,813,802

Net Assets at End of Period	$11,471,187,549	$10,628,951,974

See accompanying notes to financial statements.

8

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Financial Highlights

Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/17 (Unaudited)		Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13		Year Ended 12/31/12
Total return(a)	0.31%		0.23%	(0.01)%	(0.02)%	0.00	%(b)	0.06%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$11,471,188		$10,628,952	$1,744,814	$2,765,530	$2,753,017		$2,298,541
Ratios to average net assets:
Total expenses	0.07	%(c)	0.07%	0.07%	0.07%	0.07%		0.08%
Net investment income (loss)	0.63	%(c)	0.27%	(0.01)%	(0.02)%	0.00	%(b)	0.06%

(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year is not annualized.

(b)	Amount is less than 0.005%.

(c)	Annualized.

See accompanying notes to financial statements.

9

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Notes to Financial Statements

June 30, 2017 (Unaudited)

1.	Organization

State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of June 30, 2017, the Trust consists of six (6) series each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Plus Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value.

The financial statements herein relate only to the Portfolio.

The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act, to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Portfolio is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Portfolio’s weekly liquid assets.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.

The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.

10

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Portfolio had no transfers between levels for the period ended June 30, 2017.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premium and discounts are amortized/accreted for financial reporting purposes.

All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.

Expenses

Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.

11

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

3.	Securities and Other Investments

Repurchase Agreements

The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.

The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.

As of June 30, 2017, the Portfolio had invested in repurchase agreements with the gross values of $5,415,209,000 and associated collateral equal to $5,433,548,354.

4.	Fees and Transactions with Affiliates

Advisory Fee

The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.

Administrator, Sub-Administrator, Custodian and Transfer Agent Fees

SSGA FM serves as administrator and State Street serves as custodian, sub-administrator and transfer agent. SSGA FM and State Street receive an annual fee for their services as administrator, custodian, sub-administrator and transfer agent, respectively. The annual fee is accrued daily and payable monthly at the following fee rate:

Asset Levels	Annual percentage of average aggregate monthly net assets
First $400 million	0.03%
Next $15 billion	0.02%
Thereafter	0.01%
Minimum annual fee per Portfolio	$150,000

The minimum fee will be calculated by multiplying the minimum per Portfolio fee by the number of Portfolios within the Trust to arrive at the total minimum fee. The greater of the asset based fee or the minimum fee will be charged to the Portfolios. SSGA FM and State Street each receive a portion of the fee.

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Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

5.	Trustees’ Fees

The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

6.	Income Tax Information

The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio is deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2016, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

At June 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

7.	Risks

Concentration Risk

As a result of the Portfolio’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio were more broadly diversified.

Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, a Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).

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Notes to Financial Statements — (continued)

June 30, 2017 (Unaudited)

Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.

8.	Proceeds in Connection with Reorganization

On August 29, 2016, State Street Institutional Treasury Plus Money Market Fund (“Acquiring Fund”) acquired substantially all of the assets and assumed all of the liabilities of SSGA U.S. Treasury Money Market Fund (“Acquired Fund”) in exchange for Trust Class shares of the Acquiring Fund pursuant to an Agreement and Plan of Reorganization approved by the Board. Immediately following, the Fund transferred to the Portfolio all of the net assets received from the Acquired Fund in exchange for an interest in the Portfolio, which is disclosed in the Statements of Changes in Net Assets.

9.	New Accounting Pronouncement

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has evaluated the impact of the adoption of the amendments to Regulation S-X on the financial statements of the Portfolio and concluded that it will be limited to additional disclosures.

10.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

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Other Information

June 30, 2017 (Unaudited)

Expense Example

As a shareholder of a fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2017 to June 30, 2017.

The table below illustrates your Portfolio’s cost in two ways:

•

Based on actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return – This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Treasury Plus Money Market Portfolio	0.07%	$1,003.10	$0.35	$1,024.40	$0.35

(a)	Expenses are equal to the Portfolio’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.

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Other Information — (continued)

June 30, 2017 (Unaudited)

Proxy Voting Policies and Procedures and Records

The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio have adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083, (ii) on the SEC’s website at www.sec.gov, or (iii) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding how the Portfolio voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

The Portfolio will file its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Form N-Q is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083, (ii) on the SEC’s website at www.sec.gov, or (iii) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.

Monthly Portfolio Schedule

The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available (i) on the SEC’s website at www.sec.gov, or (ii) at the SEC’s public reference room.

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Other Information — (continued)

June 30, 2017 (Unaudited)

Trustee Considerations in Approving Continuation of

Investment Advisory Agreement1

Overview of the Contract Review Process

Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.

Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met in person on April 24-25, 2017 and May 16-17, 2017, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Treasury Plus Money Market Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by co-counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 24-25, 2017 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 16-17, 2017 meeting. The Independent Trustees considered, among other things, the following:

Information about Performance, Expenses and Fees

•

A report prepared by an independent third-party provider of investment company data, which includes for the feeder fund (the “Fund”) for which the Portfolio serves as the master fund in a master-feeder structure:

•	Comparisons of the Fund’s performance over the past one-, three- and five-year periods ended December 31, 2016, to the performance of an appropriate benchmark constructed by

[1]

Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns (“issues, factors and concerns”) that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the “annual review process”). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the “special meeting”). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.

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Other Information — (continued)

June 30, 2017 (Unaudited)

Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);

•

Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);

•	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and

•	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and

•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).

Information about Portfolio Management

•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;

•	Information concerning the allocation of brokerage; and

•	Information regarding the procedures and processes used to value the assets of the Portfolio.

Information about the Adviser

•	Reports detailing the financial results and condition of the Adviser and its affiliates;

•	Descriptions of the qualifications, education and experience of the individual investment professionals responsible for managing the portfolio of the Portfolio;

•	Information relating to compliance with and the administration of each Code of Ethics adopted by the Adviser;

•	A copy of the Adviser’s proxy voting policies and procedures;

•

Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the Portfolio;

•

A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;

•	A description of the business continuity and disaster recovery plans of the Adviser; and

•	Information regarding the Adviser’s risk management processes.

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Other Information — (continued)

June 30, 2017 (Unaudited)

Other Relevant Information

•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);

•

Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, transfer agent and fund accountant of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;

•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;

•

Draft responses to a letter from Joseph P. Barri, LLC, co-counsel along with the law firm of Sullivan & Worcester LLP (together, “Independent Counsel”) to the Independent Trustees, reviewed prior to such date by Independent Counsel, requesting specific information from each of:

•

SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins before taxes from such operations for the calendar year ended December 31, 2016; and the relevant operations of other affiliated service providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2016;

•	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and transfer agent for the Portfolio, with respect to its operations relating to the Portfolio; and

•

State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;

•

Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Joseph P. Barri, LLC prior to the executive sessions of the Board on May 16-17, 2017;

•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund; and

•	A summary of the foregoing materials prepared by Independent Counsel.

In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.

The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.

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Other Information — (continued)

June 30, 2017 (Unaudited)

Results of the Process

Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 16-17, 2017 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2017, for an additional year with respect to the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Board considered the Adviser’s success in maintaining the constant dollar value of the Portfolio through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.

On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.

Portfolio Performance

The Board considered the Portfolio’s performance by evaluating the performance of the Fund. The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2016. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Portfolio:

Money Market Funds and Portfolios, Generally. The Board noted the relatively narrow range of returns in the Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Group and Universe

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Other Information — (continued)

June 30, 2017 (Unaudited)

during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.

State Street Institutional Treasury Plus Money Market Fund and State Street Treasury Plus Money Market Portfolio. The Board considered that the Fund (a) outperformed the medians of its Performance Group and Performance Universe for the 1-, 3- and 5-year periods and its Lipper Index for the 1-year period, and (b) equaled its Lipper Index for the 3- and 5-year periods.

On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory based on the performance of the Fund in comparison to the performance of its Performance Group, Performance Universe or Lipper Index.

Management Fees and Expenses

The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses to limit the total expenses borne by shareholders. For the Portfolio, the Board considered the investment advisory fee in the context of the overall master-feeder arrangement. Among other information, the Board considered the following expense information in its evaluation of the Portfolio:

State Street Institutional Treasury Plus Money Market Fund and State Street Treasury Plus Money Market Portfolio. The Board considered that the Fund’s actual management fee was above the median of its Expense Group and below the median of its Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe. The Board took into account management’s discussion of the Fund’s expenses.

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and the fees and the expense ratio of the Portfolio are reasonable in relation to the services provided.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including enterprise, litigation, business, operational and

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Other Information — (continued)

June 30, 2017 (Unaudited)

entrepreneurial risk. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Portfolio’s investments.

The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.

Conclusions

In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.

Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

22

Trustees

Michael F. Holland

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Michael A. Jessee

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Master Funds State Street Bank and Trust Company P.O. Box 5049 Boston, MA 02206	SSITTRPLMMSAR

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a) Schedule of Investments is included as part of Item 1 of this Form N-CSR.

(b) Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Trust’s second fiscal quarter of the period covered by this Form N-CSR filing that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable.

(b) Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable; this Form N-CSR is a Semi-Annual Report.

(a)(2) Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3) Not applicable to the Registrant.

(b) Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	STATE STREET MASTER FUNDS

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	September 5, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date:	September 5, 2017

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date:	September 5, 2017